As filed with the Securities and Exchange Commission on April 30, 2009

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

WRL FREEDOM PREMIER III VARIABLE ANNUITY

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  17

AND

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  18

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA U

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2009

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the WRL Freedom Premier® III Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2009. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by JPMorgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP - Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

TABLE OF CONTENTS continued

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	99
APPENDIX
CONDENSED FINANCIAL INFORMATION	100
APPENDIX
EXCESS INTEREST ADJUSTMENT EXAMPLES	110
APPENDIX
DEATH BENEFIT	114
APPENDIX
BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER - ADDITIONAL INFORMATION	117
APPENDIX
GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE	118
APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS	123
APPENDIX
GUARANTEED MINIMUM INCOME BENEFIT	130
ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE 1.2 IB RIDER	130

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Choice Rider, the Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 IB Rider..

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8.50% of premium payments surrendered within eight years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.25% if you do not choose an optional guaranteed minimum death benefit

•	1.30% if you choose the Return of Premium Death Benefit

•	1.50% if you choose the Annual Step-Up Death Benefit

•	1.55% if you choose the 5% Annually Compounding Death Benefit

•	1.65% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Premium Enhancement Rider, then there is a fee equal to an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Beneficiary Earnings Enhancement -Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 0.60% for single life and 0.90% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the withdrawal base on each rider anniversary. For each additional option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice 1.2 IB Rider, there is an annual rider fee during the accumulation phase of 1.10% of the benefit base charged quarterly if you elect the Open Allocation option, and 0.40% to 1.25% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the benefit base; this fee is in addition to the rider fee for the base benefit.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

•	5% Annually Compounding Death Benefit

•	Annual Step-Up Death Benefit

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement - Extra II” (“BEE - Extra II”). There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice - Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice with Double Withdrawal Base Benefit Rider.” If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice with Double Withdrawal Base Benefit Rider - Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum income benefit. This feature is called the “Retirement Income Choice 1.2 IB Rider.” If you elect the Retirement Income Choice 1.2 IB Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income Choice 1.2 IB - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the “Premium Enhancement” rider. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2008, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 851-9777

All premium payments, loan repayments, correspondence and notices should be sent to this address.

You may check your policy at www.westernreserve.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8.50%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.40%
5% Annually Compounding Death Benefit	0.30%
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.20%
Premium Enhancement Rider	0.25%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.35%
Optional Rider Fees:
Beneficiary Earnings Enhancement - Extra II (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge - a % of Total Withdrawal Base)	0.90%
Retirement Income Choice Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%

Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.00%
Retirement Income Choice Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%
Retirement Income Choice with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%
Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.30%
Retirement Income Choice with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%
Retirement Income Choice 1.2 IB Rider (annual charge - a % of benefit base):
Base Benefit Open Allocation Method (Maximum)	1.85%
Base Benefit Open Allocation Option (Current)	1.10%
Base Benefit Designated Allocation Method Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%

Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income Choice 1.2 IB Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income Choice 1.2 IB Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income Choice 1.2 IB Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.35%
Highest Gross	2.49%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2008, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Beneficiary Earnings Enhancement - Extra II Rider, and Retirement Income Choice 1.2 IB Rider - Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1443
3 Years	$2664
5 Years	$3843
10 Years	$6798

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$678
3 Years	$2034
5 Years	$3393
10 Years	$6798

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1491
3 Years	$2800
5 Years	$3601
10 Years	$7126

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$726
3 Years	$2170
5 Years	$3601
10 Years	$7126

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees. Note: the Double Enhanced Death Benefit and the 5% Annual Step-Up are cannot be elected with the Retirement Income Choice, the Retirement Income Choice with Double Withdrawal Base, or Retirement Income Choice 1.2IB.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund (0.15%). See section “5. Expenses”.

Liquidity Rider: This fee is only charged for the first four policy years.

Optional Premium Enhancement Rider: This fee (0.25%) (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) is in addition to the mortality and expense risk fee.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, the Liquidity Rider fee, plus the Fund Facilitation Fee, but does not include any annual optional rider fees.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Beneficiary Earnings Enhancement - Extra II: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. Note: If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Benefit.

Retirement Income Choice Rider 1.2 IB Rider - base benefit: The fee is a percentage of the benefit base. The benefit base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). During any rider year, the benefit base is equal to the benefit base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent benefit base adjustments. Note: If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Benefit.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider and Retirement Income Choice 1.2 IB Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice Rider or the Retirement Income Choice with Double Withdrawal Base Benefit Rider or the Retirement Income Choice 1.2 IB Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits and Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees with Highest Combination of Benefits and Maximum Total Retirement Income Choice 1.2 IB Rider fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Annuitization: You cannot annuitize before the fourth policy anniversary.

1.	THE ANNUITY POLICY

This prospectus describes the WRL Freedom Premier® III Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Western Reserve Life Assurance Co. of Ohio, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant for issue ages 0-80. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by JPMorgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP - Service Class portfolio or the ProFund Money Market VP portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Transamerica Money Market VP - Service Class subaccount or the ProFund Money Market VP subaccount may become extremely low and possibly negative.

Please note: The ProFunds and the Access One Trust portfolios permit frequent transfers and investors in those portfolios may bear the additional costs and investment risks of frequent transfers.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge or each transfer in excess of 12 in any policy year will apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.

Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.

•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments (ii) or any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the eight years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8.5%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
more than 8	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 - 1	4%
1 - 2	3%
2 - 3	2%
3 - 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8.5%
1 - 2	8%
2 - 3	7%
3 - 4	6%
more than 4	0%

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Example” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Account Value Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.10%.

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

•	For the 5% Annually Compounding Death Benefit, the daily mortaliy and expense risk fee is at an annual rate of 1.40%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium Enhancement Rider

If you elect the Premium Enhancement Rider, then there is a rider fee at an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement -Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income Choice Rider and Additional Options Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% (for single life) or 0.90% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, that is a percentage of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice with Double Withdrawal Base Benefit rider and Additional Options Fees

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for the base benefit (for single life or joint life), then there currently is an annual rider fee of 0.90% of the withdrawal base charged on each rider anniversary prior to annuitization. If you elect options with the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider anniversary prior to annuitization and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice 1.2 IB Rider and Additional Option Fees

If you elect the Retirement Income Choice 1.2 IB Rider, then the fee, which is charged quarterly before annuitization, depends upon the allocation option you choose. If you choose the Open Allocation option, then the fee for the base benefit (for single or joint life) is 1.10% (on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, and Designated Allocation Group C, respectively. If you elect a combination of designated investment options from among the various classes, then your fee will be based on a weighted average of your choices.) If you elect options with the Retirement Income Choice 1.2 IB rider, then for each option you elect, you will be charged a fee that is a percentage of the benefit base on each rider quarter prior to annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
ACCESS ONE TRUST	0.25%
PROFUNDS	0.25%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we and TCI received $18,513,307.29 from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. We and our affiliates, including TCI, InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives;

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2008, TCI received revenue sharing payments ranging from $4,000 to $35,295 (for a total of $418,058) from the following Fund managers and/or sub-advisers to participate in TCI’s events: AIM Advisors, Inc., Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Dreyfus, Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, Franklin Templeton Services, LLC, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Lehman Brothers, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam , Schroders, T. Rowe Price Associates, Inc., Transamerica Investment Management, LLC, Morgan Stanley Investment Management, Inc., Van Kampen Asset Management, Vanguard,

ClearBridge Advisors, LLC. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•

Any disbursement request when Western Reserve Life Assurance Co. of Ohio has been directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the account value which is the greater of the policy value or cash value on the date we receive the required information in good order at our Administrative and Service Office

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 5% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 5% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Annual Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.40% annually.

5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is equal to:

•	The premium payments; less

•	Any adjusted partial withdrawals;

Accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.

•	Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

•

If you elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Benefit, then you cannot also elect the Retirement Income Choice Rider, the Retirement Income Choice with double Withdrawal Base Benefit rider, or the Retirement Income Choice 1.2 IB Rider

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions in good order at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

•	This feature terminates upon annuitization and there is a mandatory annuitization date.

•	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium Enhancement Rider

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement. Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% (currently 2% if the Liquidity Rider is also elected) of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.25% (0.15% if Liquidity Rider is also elected) of the assets in each subaccount. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: If you elect this rider, you are not able to elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Benefit. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the premium enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement - Extra II rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Beneficiary Earnings Enhancement - Extra II—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement - Extra II benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement - Extra II, then the spouse will receive a one-time policy value increase equal to the

Beneficiary Earnings Enhancement - Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Beneficiary Earnings Enhancement - Extra II. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•

the additional premium payments will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Choice Rider, the Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 IB Rider.. Important aspects of each of these riders are summarized in the Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees—on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life”

guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities—Service Class subaccount (which invests in the Transamerica U.S. Government Securities—Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice Rider

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payment from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could receive up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year of that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payment. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥ 80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Efficient Markets VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options

You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

1. Additional Death Payment Option. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements

The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice With Double Withdrawal Base Benefit Rider

You may elect to purchase the optional Retirement Income Choice with Double Withdrawal Base Benefit Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity to increase the withdrawal base if no withdrawals have been made before the 10th rider anniversary or before the anniversary following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attaining age 67, whichever is later. This rider is available during the accumulation phase, and requires that you invest only in certain investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice with Double Withdrawal Base Benefit Rider for a qualified policy.

Retirement Income Choice with Double Withdrawal Base Benefit Rider – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 61, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 61 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices”). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice with Double Withdrawal Base Benefit rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year on that rider anniversary date)calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future withdrawals. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	5.0%	4.5%
70-79	6.0%	5.5%
≥ 80	7.0%	6.5%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Double Withdrawal Base Benefit. If no withdrawals have been made 1) before the 10th rider anniversary, or 2) before the rider anniversary following the annuitant (or annuitant’s spouse if younger and the Joint Life is elected) attaining age 67, whichever is later, then the withdrawal base on that rider anniversary will be the greater of 1) the withdrawal base as calculated above or 2) the result of the withdrawal base on the rider date plus any premiums received within 90 days of the rider date, multiplied by 2. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders - Example 5 (no excess withdrawals) and Example 6 (excess withdrawals).”

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage, and growth rate (which may be higher or lower than your current rider fee percentage and growth rate); and any options you elect to change or add to the rider base benefit. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice with Double Withdrawal Base Benefit – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees. A rider fee, 0.90% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in that investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice with Double Withdrawal Base Benefit Rider Issue Requirements

The Company will not issue the Retirement Income Choice with Double Withdrawal Base Benefit rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice with Double Withdrawal Base Benefit rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice with Double Withdrawal Base Benefit rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice with Double Withdrawal Base Benefit rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice 1.2 IB

You may elect to purchase the optional Retirement Income Choice 1.2 IB rider which provides you with: (1) a guaranteed minimum income benefit; and (2) the opportunity for increases in the benefit base and benefit percentage. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the Directed Allocation option or the Open Allocation option both of which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice 1.2 IB rider for a qualified policy.

Retirement Income Choice 1.2 IB – Base Benefit

This benefit is intended to provide a guaranteed minimum level of income in the future by guaranteeing a minimum amount you will have to apply to the rider benefit annuity payment option, regardless of the performance of the investment choices in the allocation method you select. Under this benefit, you can also withdraw up to the rider withdrawal amount each rider year from your policy value, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday without causing an excess withdrawal and thereby decreasing your future available benefit annuity payment amount. A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary of that date. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the benefit base is equal to $127,628 ($100,000 x 1.055). You could withdraw up to $6,381 which is the applicable benefit percentage of 5.0% for the single life option multiplied by the benefit base of $127,628, each rider year until you elect to annuitize under the rider (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year, there are no future automatic step-ups, your policy value does not fall below $12,762 (this represents 200% of your rider withdrawal amount), and you annuitize before the last date to elect benefit annuity payments) and then receive benefit annuity payments for the rest of your life.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Minimum Income Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 IB Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not elect to receive benefit annuity payments nor begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any benefit annuity payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your benefit percentage may be and the more opportunities you will have to lock in a higher benefit base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals or elect benefit annuity payments at the most financially beneficial time for you.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether these investment methods are suited for your financial needs and risk tolerance.

•	Cumulative policy withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, benefit base, benefit annuity payment amount, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawals from your policy will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice 1.2 IB Rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. Prior to the election date, you can withdraw up to the rider withdrawal amount (after age 59) in any rider year from your policy value without causing an excess withdrawal. See “Benefit Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the benefit base multiplied by the benefit percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

•

only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value falls to 200% of the rider withdrawal amount, we will annuitize your policy according to the terms of this rider. If this occurs, you can elect to reject the annuitization (by notifying us within 30 days of the annuitization). If you reject the annuitization this rider will terminate and you lose all of its benefits and guarantees. (See Benefit Annuity Payments and Election Date for information concerning annuitization).

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions”).

•

If your policy falls below 200% of the rider withdrawal amount then the rider (and any additional options under the rider) will terminate and you will lose all benefits under the rider and any of its additional options that you elect.

•	You must elect to annuitize under the terms of this rider to receive benefit annuity payments.

Benefit Percentage. Before the election date, we use the benefit percentage to calculate the rider withdrawal amount. On the election date we use the benefit percentage to calculate the benefit annuity payments. The benefit percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The benefit percentage is as follows:

Age at time of first withdrawal	Benefit Percentage— Single Life Option	Benefit Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	4.0%	3.5%
70-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the benefit percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Benefit Base. Before the election date, we use the benefit base to calculate the rider withdrawal amount. On the election date, we use the benefit base to calculate benefit annuity payments. The benefit base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the benefit base is equal to the benefit base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent benefit base adjustments.

Please note:

•

We determine the benefit base solely to calculate the rider withdrawal amount and benefit annuity payments. Your benefit base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the benefit base is generally equal to the policy value on the rider date, the rider withdrawal amount (and ultimately benefit annuity payments) may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the benefit base will equal the greatest of:

•	current benefit base;

•	the benefit base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	the policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your benefit base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the benefit base immediately before the rider anniversary (i.e., benefit base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first ten rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the benefit base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary, if the benefit base after any annual growth credit is applied, is less than that amount. The benefit percentage (as indicated in the benefit percentage table) will also increase if you have crossed into another age band prior to an automatic step-up. There are no automatic step-ups after the election date.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the base benefit, base benefit percentage and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Benefit Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the benefit base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the benefit base, however, by the greater of the dollar amount of the excess withdrawal if the policy value is greater than the benefit base or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the benefit base), possibly to zero. Benefit base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Minimum Income Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 IB Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the benefit base by a pro rata amount. the effect of an excess withdrawal is amplified if the policy value is less than the benefit base. Excess withdrawals may eliminate any guarantee offered by this rider. See the “Appendix - Guaranteed Minimum Income Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 IB Rider” for examples showing the affect of hypothetical excess withdrawals in more detail.

Please note: We do not monitor for or notify you of excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Benefit Annuity Payments and the Election Date. To receive benefit annuity payments, you must annuitize the policy before the last date to elect benefit annuity payments (and all other termination events). The annual amount of the benefit annuity payments is equal to the greater of:

•	benefit base on the election date multiplied by the benefit percentage being used for rider withdrawal purposes;

•	policy value on the election date applied to the policy annuitization factors.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated investment classes:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Designated Allocation Group B

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP - Service Class

Transamerica BlackRock Dynamic Allocation VP - Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Fixed Account

Transfers among the designated investment options available under the Designated Allocation Option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted until you change your allocation method to the Open Allocation option.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount (the “OA subaccount”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccount. You should read the underlying fund prospectus for the variable OA subaccount carefully before you elect the Open Allocation option.

Transfers to the OA subaccount according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccount, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccount.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccount
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccount

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make may also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccount. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccount first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although, the mathematical model may make transfers to the OA subaccount when the policy value drops by less than 3%. The mathematical model will not transfer more than 20% of the policy value to the OA subaccount. If the policy value continues to fall, no more transfers to the OA subaccount will occur. However, up to 30% of the policy value could be in the OA subaccount due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccount to exceed 30%, then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccount will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccount, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccount. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccount.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the effected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the benefit base to equal the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, then your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) its own terms and benefits (which may not be as advantageous as the current rider), and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 86 or older.

Retirement Income Choice 1.2 IB – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the benefit percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice 1.2 IB Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit guaranteed minimum death benefit options. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date but before the election date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

After the election date the rider death benefit is zero.

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Minimum Income Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 IB Rider” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the benefit base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The benefit percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider benefit percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your benefit percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	Benefits from this option do not apply to benefit annuity payments.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the 180-day elimination period requirement.

Retirement Income Choice 1.2 IB Fees

Retirement Income Choice 1.2 IB Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, transfers between designated investment classes, changes to other allocation methods, or excess withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the benefit base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the benefit base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of day in the current year.

The Designated Allocation option base quarterly fee will be calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the benefit base;

(B)	is the sum of each designated investment class’s rider fee percentage multiplied by the applicable designated investment class’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the current year.

After the election date, we will no longer deduct any rider fee. We will assess prorated rider fees upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the benefit base and the rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, and at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee

•	Because the base rider fee is a percentage of the benefit base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the base rider fee is a percentage of the benefit base, the amount of the base rider fee we deduct will increase if the benefit base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated investment class to another designated investment class that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the benefit base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for that same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the benefit base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice 1.2 IB Rider Issue Requirements

The Company will not issue the Retirement Income Choice 1.2 IB rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the Joint Life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice 1.2 IB rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider provide that such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse, if that spouse continued the policy as the surviving spouse);

•	the business day following the last date to elect benefit annuity payments (as shown on the rider data page);

•	the election date;

•	rejection of automatic annuitization;

•

annuitize (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	if your policy value falls below 200% of the rider withdrawal amount; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice 1.2 IB rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice 1.2 IB rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We ma, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Western Reserve Life Assurance Co. of Ohio

Western Reserve Life Assurance Co. of Ohio was incorporated under the laws of the State of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York. The Company is obligated to pay all benefits under the policy.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate account).

Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA U, under the laws of the State of Ohio on August 4, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 8.65% of premiums.

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, Western Reserve, InterSecurities, Inc. (ISI) and other affliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of policies in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our policies. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $950 to $20,000 in 2008 for the sales of the Western Reserve’s insurance products.

During 2008, we entered into “preferred product” arrangements with ISI, WGS, Broker Dealer Financial Services, Inc., Coordinated Capital Securities, Inc., First Founders Securities Inc., Girard Securities, Inc., H. Beck, Inc., Harbour Investments Inc., IMS Securities, Inc., Next Financial Group, Inc., Packerland Brokerage Services, Inc., Summitt Brokerage Services, Inc. and Workman Securities Corporation. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid in 2008
Next Financial Group, Inc.	$20,000
H. Beck, Inc.	$18,000
Girard Securities, Inc.	$14,000
First Founders Securities, Inc.	$10,000
Harbour Investments, Inc.	$10,000
Workman Securities Corporation	$10,000
Summit Brokerage Services, Inc.	$5,000

Name of Firm	Aggregate Amount Paid in 2008
Packerland Brokerage Services, Inc.	$3,500
Broker Dealer Financial Services Corp.	$3,250
Coordinated Capital Securities, Inc.	$2,000
IMS Securities, Inc.	$950

No specific charge is assessed directly to Policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Western Reserve Life Assurance Co. of Ohio

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2008. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	1-800-851-9777
writing:	Western Reserve Life Assurance Co. of Ohio
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.195769	$0.919985	221,256
Subaccount Inception Date January 12, 2004	2007	$1.150874	$1.195769	222,480
	2006	$1.077074	$1.150874	223,710
	2005	$1.047686	$1.077074	224,948
	2004	$1.000000	$1.047686	0

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.416539	$0.835330	1,170
Subaccount Inception Date January 12, 2004	2007	$1.345767	$1.416539	221,881
	2006	$1.192441	$1.345767	231,567
	2005	$1.088240	$1.192441	230,921
	2004	$1.000000	$1.088240	189,843

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.282832	$0.926794	45,169
Subaccount Inception Date January 12, 2004	2007	$1.216483	$1.282832	97,938
	2006	$1.117290	$1.216483	98,197
	2005	$1.065294	$1.117290	54,973
	2004	$1.000000	$1.065294	52,510

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.361874	$0.894203	74,620
Subaccount Inception Date January 12, 2004	2007	$1.293548	$1.361874	69,211
	2006	$1.163732	$1.293548	69,288
	2005	$1.083498	$1.163732	69,370
	2004	$1.000000	$1.083498	142,308

Transamerica International Moderate Growth VP – Service Class	2008	$1.090028	$0.679492	4,879
Subaccount Inception Date May1, 2006	2007	$1.026410	$1.090028	0
	2006	$1.000000	$1.026410	0

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.505275	$0.971541	0
Subaccount Inception Date January 12, 2004	2007	$1.473739	$1.505275	13,724
	2006	$1.290803	$1.473739	31,283
	2005	$1.139257	$1.290803	28,941
	2004	$1.000000	$1.139257	1,608

Transamerica Capital Guardian Value VP – Service Class	2008	$1.233439	$0.728224	0
Subaccount Inception Date January 12, 2004	2007	$1.348289	$1.233439	1,316
	2006	$1.185150	$1.348289	1,324
	2005	$1.126059	$1.185150	6,013
	2004	$1.000000	$1.126059	4,960

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.835126	$1.032939	0
Subaccount Inception Date January 12, 2004	2007	$2.013912	$1.835126	11,143
	2006	$1.449514	$2.013912	52,020
	2005	$1.308141	$1.449514	24,961
	2004	$1.000000	$1.308141	59

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.045224	$0.975597	0
Subaccount Inception Date January 12, 2004	2007	$1.075322	$1.045224	11,497
	2006	$1.071874	$1.075322	11,562
	2005	$1.045464	$1.071874	13,099
	2004	$1.000000	$1.045464	3,101

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.070470	$1.102912	0
Subaccount Inception Date January 12, 2004	2007	$1.025765	$1.070470	0
	2006	$1.011061	$1.025765	0
	2005	$1.011824	$1.011061	0
	2004	$1.000000	$1.011824	0

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.240601	$0.758725	0
Subaccount Inception Date January 12, 2004	2007	$1.215139	$1.240601	1,459
	2006	$1.079630	$1.215139	1,469
	2005	$1.068598	$1.079630	6,462
	2004	$1.000000	$1.068598	1,455

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.189197	$0.738706	0
Subaccount Inception Date January 12, 2004	2007	$1.205695	$1.189197	1,227
	2006	$1.041089	$1.205695	1,235
	2005	$1.024427	$1.041089	9,637
	2004	$1.000000	$1.024427	4,850

Transamerica MFS High Yield VP – Service Class	2008	$1.130922	$0.825140	0
Subaccount Inception Date January 12, 2004	2007	$1.135744	$1.130922	0
	2006	$1.048749	$1.135744	0
	2005	$1.055385	$1.048749	0
	2004	$1.000000	$1.055385	0

Transamerica Marsico Growth VP – Service Class	2008	$1.400813	$0.807220	0
Subaccount Inception Date January 12, 2004	2007	$1.191246	$1.400813	3,710
	2006	$1.157143	$1.191246	3,735
	2005	$1.092269	$1.157143	3,518
	2004	$1.000000	$1.092269	3,596

Transamerica MFS International Equity VP – Service Class	2008	$1.001011	$0.631608	0
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.001011	0
Transamerica Munder Net50 VP – Service Class	2008	$1.232440	$0.679298	0
Subaccount Inception Date January 12, 2004	2007	$1.078003	$1.232440	0
	2006	$1.104352	$1.078003	0
	2005	$1.046645	$1.104352	0
	2004	$1.000000	$1.046645	3,820

Transamerica PIMCO Total Return VP – Service Class	2008	$1.093790	$1.037788	4,656
Subaccount Inception Date January 12, 2004	2007	$1.027020	$1.093790	0
	2006	$1.009682	$1.027020	0
	2005	$1.010797	$1.009682	0
	2004	$1.000000	$1.010797	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.320416	$0.824683	0
Subaccount Inception Date January 12, 2004	2007	$1.308939	$1.320416	7,449
	2006	$1.126319	$1.308939	2,049
	2005	$1.108275	$1.126319	3,213
	2004	$1.000000	$1.108275	3,113

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.215900	$0.756911	0
Subaccount Inception Date January 12, 2004	2007	$1.136762	$1.215900	9,507
	2006	$1.123612	$1.136762	9,559
	2005	$1.039589	$1.123612	24,628
	2004	$1.000000	$1.039589	3,788

Transamerica Templeton Global VP – Service Class	2008	$1.410905	$0.775966	19,142
Subaccount Inception Date January 12, 2004	2007	$1.253606	$1.410905	33,128
	2006	$1.081037	$1.253606	14,660
	2005	$1.029760	$1.081037	14,741
	2004	$1.000000	$1.029760	0

Transamerica Third Avenue Value VP – Service Class	2008	$1.520744	$0.874026	85,848
Subaccount Inception Date January 12, 2004	2007	$1.539093	$1.520744	119,875
	2006	$1.357762	$1.539093	64,604
	2005	$1.170655	$1.357762	40,633
	2004	$1.000000	$1.170655	6,604

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035918	0
Transamerica Balanced VP – Service Class	2008	$1.335547	$0.881468	0
Subaccount Inception Date January 12, 2004	2007	$1.203448	$1.335547	2,490
	2006	$1.130448	$1.203448	2,413
	2005	$1.071240	$1.130448	1,928
	2004	$1.000000	$1.071240	1,932

Transamerica Convertible Securities VP – Service Class	2008	$1.356590	$0.836617	0
Subaccount Inception Date January 12, 2004	2007	$1.171638	$1.356590	2,203
	2006	$1.081561	$1.171638	2,218
	2005	$1.066963	$1.081561	2,253
	2004	$1.000000	$1.066963	2,195

Transamerica Equity VP – Service Class	2008	$1.541951	$0.812400	0
Subaccount Inception Date January 12, 2004	2007	$1.357490	$1.541951	965
	2006	$1.279356	$1.357490	49,064
	2005	$1.123845	$1.279356	5,704
	2004	$1.000000	$1.123845	989

Transamerica Growth Opportunities VP – Service Class	2008	$1.579276	$0.911061	0
Subaccount Inception Date January 12, 2004	2007	$1.314524	$1.579276	8,298
	2006	$1.280021	$1.314524	11,162
	2005	$1.127803	$1.280021	9,359
	2004	$1.000000	$1.127803	4,280

Transamerica Money Market VP – Service Class	2008	$1.039945	$1.040021	76,717
Subaccount Inception Date January 12, 2004	2007	$1.014082	$1.039945	0
	2006	$0.991496	$1.014082	1,458
	2005	$0.986822	$0.991496	1,377
	2004	$1.000000	$0.986822	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class	2008	$1.292146	$0.646651	0
Subaccount Inception Date January 12, 2004	2007	$0.996278	$1.292146	0
	2006	$1.009953	$0.996278	0
	2005	$1.012781	$1.009953	0
	2004	$1.000000	$1.012781	3,675

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.742427	$1.005424	94,944
Subaccount Inception Date May 1, 2004	2007	$1.431040	$1.742427	115,558
	2006	$1.240690	$1.431040	54,834
	2005	$1.118916	$1.240690	27,593
	2004	$1.000000	$1.118916	0

Transamerica U.S. Government Securities VP – Service Class	2008	$1.041517	$1.095137	4,793
Subaccount Inception Date January 12, 2004	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$0.998533	$0.996944	0
	2004	$1.000000	$0.998533	0

Transamerica Value Balanced VP – Service Class	2008	$1.297754	$0.880311	0
Subaccount Inception Date January 12, 2004	2007	$1.245325	$1.297754	1,660
	2006	$1.105707	$1.245325	1,671
	2005	$1.063376	$1.105707	1,730
	2004	$1.000000	$1.063376	1,707

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	0.814316	0
Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	0.718684	0
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.373698	$0.720204	0
Subaccount Inception Date January 12, 2004	2007	$1.148073	$1.373698	1,953
	2006	$1.070067	$1.148073	1,897
	2005	$1.018533	$1.070067	1,514
	2004	$1.000000	$1.018533	1,519

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012092	0
PAM Transamerica U.S. Government Securities VP—Service Class	2008	$1.041517	$1.095137	36,715
Subaccount Inception Date January 12, 2004	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$1.000000	$0.996944	0

Fidelity—VIP Index 500 Portfolio – Service Class 2	2008	$1.269439	$0.780861	0
Subaccount Inception Date January 12, 2004	2007	$1.232995	$1.269439	1,163
	2006	$1.091009	$1.232995	0
	2005	$1.065846	$1.091009	0
	2004	$1.000000	$1.065846	9,207

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989426	0
ProFund VP Asia 30	2008	$1.166180	$0.561360	8,028
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166180	0
ProFund VP Basic Materials	2008	$1.109701	$0.527647	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.109701	0
ProFund VP Bull	2008	$0.953648	$0.581850	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.953648	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services	2008	$0.913248	$0.613396	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913248	0

ProFund VP Emerging Markets	2008	$1.144697	$0.559189	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.144697	0

ProFund VP Europe 30	2008	$1.026865	$0.562841	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.026865	0

ProFund VP Falling US Dollar	2008	$1.055447	$0.980322	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.055447	0

ProFund VP Financials	2008	$0.862062	$0.417323	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862062	0

ProFund VP International	2008	$1.007921	$0.548531	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.007921	0

ProFund VP Japan	2008	$0.910459	$0.527204	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.910459	0

ProFund VP Mid-Cap	2008	$0.973154	$0.587088	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973154	0

ProFund VP Money Market	2008	$1.007387	$0.994394	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.007387	0

ProFund VP Oil & Gas	2008	$1.088496	$0.671793	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.088496	0

ProFund VP NASDAQ-100	2008	$1.058754	$0.596082	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.058754	0

ProFund VP Pharmaceuticals	2008	$0.997231	$0.785740	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997231	0

ProFund VP Precious Metals	2008	$1.175140	$0.796458	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175140	0

ProFund VP Short Emerging Markets	2008	$0.822242	$1.064291	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822242	0

ProFund VP Short International	2008	$0.980805	$1.327147	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.980805	0

ProFund VP Short NASDAQ-100	2008	$0.970869	$1.408137	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.970869	0

ProFund VP Short Small-Cap	2008	$1.078809	$1.310365	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.078809	0

ProFund VP Small-Cap	2008	$0.902669	$0.570771	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.902669	0

ProFund VP Small-Cap Value	2008	$0.913929	$0.620102	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913929	0

ProFund VP Telecommunications	2008	$0.951773	$0.610986	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.951773	0

ProFund VP UltraSmall-Cap	2008	$0.884450	$0.292726	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.884450	0

ProFund VP U.S. Government Plus	2008	$1.079358	$1.582372	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.079358	0

ProFund VP Utilities	2008	$1.071923	$0.727172	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.071923	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM	2008	$1.028245	$0.959798	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028245	0

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.238522	$0.961384	14,037,704
Subaccount Inception Date January 12, 2004	2007	$1.181464	$1.238522	14,733,665
	2006	$1.095988	$1.181464	14,430,621
	2005	$1.056719	$1.095988	12,235,089
	2004	$1.000000	$1.056719	7,503,001

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.467189	$0.872926	17,511,200
Subaccount Inception Date January 12, 2004	2007	$1.381527	$1.467189	26,847,935
	2006	$1.213363	$1.381527	25,275,163
	2005	$1.097614	$1.213363	20,537,855
	2004	$1.000000	$1.097614	10,035,215

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.328693	$0.968489	31,000,297
Subaccount Inception Date January 12, 2004	2007	$1.248802	$1.328693	44,798,869
	2006	$1.136894	$1.248802	44,855,307
	2005	$1.074467	$1.136894	38,446,637
	2004	$1.000000	$1.074467	22,424,620

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.410558	$0.934434	55,363,989
Subaccount Inception Date January 12, 2004	2007	$1.327918	$1.410558	74,341,269
	2006	$1.184151	$1.327918	66,333,637
	2005	$1.092831	$1.184151	45,633,076
	2004	$1.000000	$1.092831	18,940,718

Transamerica International Moderate Growth VP – Service Class	2008	$1.106246	$0.695766	5,478,470
Subaccount Inception Date May 1, 2006	2007	$1.032458	$1.106246	3,391,652
	2006	$1.000000	$1.032458	1,315,507

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.559110	$1.015281	1,200,379
Subaccount Inception Date January 12, 2004	2007	$1.512915	$1.559110	1,811,798
	2006	$1.313474	$1.512915	2,342,337
	2005	$1.149081	$1.313474	1,053,249
	2004	$1.000000	$1.149081	180,932

Transamerica Capital Guardian Value VP – Service Class	2008	$1.277534	$0.761001	754,855
Subaccount Inception Date January 12, 2004	2007	$1.384111	$1.277534	1,249,142
	2006	$1.205949	$1.384111	1,242,159
	2005	$1.135763	$1.205949	1,162,876
	2004	$1.000000	$1.135763	671,525

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.900683	$1.079416	1,418,373
Subaccount Inception Date January 12, 2004	2007	$2.067380	$1.900683	2,679,802
	2006	$1.474943	$2.067380	3,805,594
	2005	$1.319407	$1.474943	2,790,656
	2004	$1.000000	$1.319407	1,226,832

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.082598	$1.019485	2,270,517
Subaccount Inception Date January 12, 2004	2007	$1.038970	$1.082598	3,722,063
	2006	$1.090700	$1.103897	4,817,706
	2005	$1.054486	$1.090700	5,230,056
	2004	$1.000000	$1.054486	2,845,832

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.108765	$1.152552	1,864,431
Subaccount Inception Date January 12, 2004	2007	$1.053040	$1.108765	960,657
	2006	$1.028816	$1.053043	1,134,018
	2005	$1.020550	$1.028816	790,305
	2004	$1.000000	$1.020550	578,796

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.284944	$0.792868	571,446
Subaccount Inception Date January 12, 2004	2007	$1.247416	$1.284944	1,167,784
	2006	$1.098576	$1.247416	796,705
	2005	$1.077814	$1.098576	1,054,002
	2004	$1.000000	$1.077814	1,591,931

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.231692	$0.771946	674,328
Subaccount Inception Date January 12, 2004	2007	$1.237717	$1.231692	1,178,963
	2006	$1.059368	$1.237717	1,211,730
	2005	$1.033259	$1.059368	1,239,124
	2004	$1.000000	$1.033259	1,141,234

Transamerica MFS High Yield VP – Service Class	2008	$1.171341	$0.862263	302,315
Subaccount Inception Date January 12, 2004	2007	$1.165918	$1.171341	494,975
	2006	$1.067163	$1.165918	1,546,606
	2005	$1.064471	$1.067163	285,552
	2004	$1.000000	$1.064471	280,788

Transamerica MFS International Equity VP – Service Class	2008	$1.006958	$0.641028	529,812
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.006958	583,903
Transamerica Marsico Growth VP – Service Class	2008	$1.450893	$0.843555	598,898
Subaccount Inception Date January 12, 2004	2007	$1.222909	$1.450893	689,877
	2006	$1.177448	$1.222909	619,802
	2005	$1.101675	$1.177448	539,799
	2004	$1.000000	$1.101675	389,681

Transamerica Munder Net50 VP – Service Class	2008	$1.276482	$0.709868	386,105
Subaccount Inception Date January 12, 2004	2007	$1.106643	$1.276482	421,654
	2006	$1.123731	$1.106643	326,280
	2005	$1.055671	$1.123731	337,135
	2004	$1.000000	$1.055671	316,895

Transamerica PIMCO Total Return VP – Service Class	2008	$1.132924	$1.084505	1,948,494
Subaccount Inception Date January 12, 2004	2007	$1.054338	$1.132924	1,535,592
	2006	$1.027433	$1.054338	1,379,971
	2005	$1.019517	$1.027433	1,409,730
	2004	$1.000000	$1.019517	647,922

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.367637	$0.861810	1,122,075
Subaccount Inception Date January 12, 2004	2007	$1.343728	$1.367637	1,762,404
	2006	$1.146093	$1.343728	1,550,484
	2005	$1.117827	$1.146093	1,791,077
	2004	$1.000000	$1.117827	1,192,977

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.259355	$0.790971	790,910
Subaccount Inception Date January 12, 2004	2007	$1.166953	$1.259355	831,582
	2006	$1.143320	$1.166953	1,396,740
	2005	$1.048551	$1.143320	2,664,103
	2004	$1.000000	$1.048551	424,410

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class	2008	$1.461312	$0.810875	1,246,780
Subaccount Inception Date January 12, 2004	2007	$1.286892	$1.461312	1,924,779
	2006	$1.100008	$1.286892	1,917,576
	2005	$1.038628	$1.100008	968,060
	2004	$1.000000	$1.038628	986,140

Transamerica Third Avenue Value VP – Service Class	2008	$1.575116	$0.913369	3,077,286
Subaccount Inception Date January 12, 2004	2007	$1.580003	$1.575116	5,437,812
	2006	$1.381608	$1.580003	5,901,527
	2005	$1.180749	$1.381608	4,569,962
	2004	$1.000000	$1.180749	2,201,142

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037196	197,061
Transamerica Balanced VP – Service Class	2008	$1.383300	$0.921155	725,686
Subaccount Inception Date January 12, 2004	2007	$1.235435	$1.383300	775,121
	2006	$1.150301	$1.235435	643,570
	2005	$1.080469	$1.150301	441,236
	2004	$1.000000	$1.080469	426,075

Transamerica Convertible Securities VP – Service Class	2008	$1.405090	$0.874260	288,654
Subaccount Inception Date January 12, 2004	2007	$1.202787	$1.405090	530,552
	2006	$1.100560	$1.202787	530,249
	2005	$1.076169	$1.100560	505,776
	2004	$1.000000	$1.076169	213,495

Transamerica Equity VP – Service Class	2008	$1.597073	$0.848962	2,886,962
Subaccount Inception Date January 12, 2004	2007	$1.393568	$1.597073	4,966,750
	2006	$1.301820	$1.393568	5,004,670
	2005	$1.133532	$1.301820	3,094,460
	2004	$1.000000	$1.133532	2,090,656

Transamerica Growth Opportunities VP – Service Class	2008	$1.635742	$0.952072	869,552
Subaccount Inception Date January 12, 2004	2007	$1.349470	$1.635742	1,161,648
	2006	$1.302497	$1.349470	1,128,273
	2005	$1.137520	$1.302497	898,940
	2004	$1.000000	$1.137520	590,910

Transamerica Money Market VP – Service Class	2008	$1.077129	$1.086807	12,819,367
Subaccount Inception Date January 12, 2004	2007	$1.041050	$1.077129	3,860,358
	2006	$1.008922	$1.041050	2,299,227
	2005	$0.995342	$1.008922	3,530,333
	2004	$1.000000	$0.995342	3,399,298

Transamerica Science & Technology VP – Service Class	2008	$1.338358	$0.675774	145,102
Subaccount Inception Date January 12, 2004	2007	$1.022769	$1.338358	478,138
	2006	$1.027685	$1.022769	94,125
	2005	$1.021512	$1.027685	104,006
	2004	$1.000000	$1.021512	115,795

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.799817	$1.047827	1,674,005
Subaccount Inception Date May 1, 2004	2007	$1.465093	$1.799817	2,852,907
	2006	$1.259050	$1.465093	1,606,608
	2005	$1.125499	$1.259050	1,612,485
	2004	$1.000000	$1.125499	280,786

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2008	$1.078770	$1.144422	39,687,242
Subaccount Inception Date January 12, 2004	2007	$1.032619	$1.078770	574,423
	2006	$1.014459	$1.032619	385,218
	2005	$1.007147	$1.014459	384,076
	2004	$1.000000	$1.007147	525,455

Transamerica Value Balanced VP – Service Class	2008	$1.344145	$0.919930	493,153
Subaccount Inception Date January 12, 2004	2007	$1.278416	$1.344145	642,026
	2006	$1.125117	$1.278416	669,707
	2005	$1.072534	$1.125117	835,699
	2004	$1.000000	$1.072534	408,280

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.819159	2,879

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722951	571,628

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.422831	$0.752635	932,011
Subaccount Inception Date January 12, 2004	2007	$1.178603	$1.422831	1,235,573
	2006	$1.088865	$1.178603	1,142,007
	2005	$1.027325	$1.088865	914,108
	2004	$1.000000	$1.027325	846,034

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013344	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.078770	$1.144422	39,589,434
Subaccount Inception Date January 12, 2004	2007	$1.032619	$1.078770	1,112,969
	2006	$1.014459	$1.032619	28,050
	2005	$1.007147	$1.014459	10,986
	2004	$1.000000	$1.007147	0

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.314839	$0.816018	1,464,748
Subaccount Inception Date January 12, 2004	2007	$1.265780	$1.314839	1,171,464
	2006	$1.110169	$1.265780	773,524
	2005	$1.075035	$1.110169	702,915
	2004	$1.000000	$1.075035	382,634

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990648	208,139

ProFund VP Asia 30	2008	$1.169526	$0.568013	212,811
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.169526	288,851

ProFund VP Basic Materials	2008	$1.112879	$0.533888	382,888
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.112879	842,640

ProFund VP Bull	2008	$0.958122	$0.589809	211,856
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.958122	138,272

ProFund VP Consumer Services	2008	$0.915866	$0.620653	756
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915866	0.00

ProFund VP Emerging Markets	2008	$1.147982	$0.565820	239,872
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147982	91,400

ProFund VP Europe 30	2008	$1.029815	$0.569495	10,721
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029815	1,187,307

ProFund VP Falling US Dollar	2008	$1.058469	$0.991895	62,681
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.058469	18,740

ProFund VP Financials	2008	$0.864541	$0.422279	344,881
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.864541	2,573

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International	2008	$1.010814	$0.555013	102,857
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010814	65,581

ProFund VP Japan	2008	$0.913075	$0.533450	4,825
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913075	45,859

ProFund VP Mid-Cap	2008	$0.975945	$0.594038	179,947
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975945	0.00

ProFund VP Money Market	2008	$1.012111	$1.007962	9,062,041
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.012111	7,426,750

ProFund VP Oil & Gas	2008	$1.091613	$0.679741	926,455
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.091613	307,483

ProFund VP NASDAQ-100	2008	$1.063719	$0.604236	311,304
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.063719	51,137

ProFund VP Pharmaceuticals	2008	$1.000086	$0.795015	104,014
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.000086	0.00

ProFund VP Precious Metals	2008	$1.178522	$0.805899	481,357
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.178522	54,506

ProFund VP Short Emerging Markets	2008	$0.824593	$1.076853	91,631
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.824593	0.00

ProFund VP Short International	2008	$0.983612	$1.342812	151,606
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.983612	16,120

ProFund VP Short NASDAQ-100(4)	2008	$0.973637	$1.424720	127,728
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973637	14,232

ProFund VP Short Small-Cap	2008	$1.083859	$1.328218	45,742
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.083859	13,154

ProFund VP Small-Cap	2008	$0.906913	$0.578583	5,946
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.906913	8,258

ProFund VP Small-Cap Value	2008	$0.916559	$0.627447	192,472
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.916559	20,893

ProFund VP Telecommunications	2008	$0.954517	$0.618208	1,170
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.954517	1,170

ProFund VP UltraSmall-Cap	2008	$0.887004	$0.296207	51,388
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.887004	0.00

ProFund VP U.S. Government Plus	2008	$1.082444	$1.601015	408,948
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.082444	595,500

ProFund VP Utilities	2008	$1.074995	$0.735767	430,863
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074995	1,362,559

Access VP High Yield FundSM	2008	$1.031187	$0.971112	2,581,435
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.031187	0.00

(1)

Transamerica Series Trust - All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	Formerly known as Templeton Transamerica Global.
(3)	Formerly known as ProFund VP OTC.
(4)	Formerly known as ProFund VP Short OTC.

The Transamerica                                          had not commenced operations as of December 31, 2008, therefore, comparable data is not available.

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21

Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 ; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) =	= 54,181.21 - (R - E + surrender charge)
-553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (20,000.00 – (-553.66) + 0.00) = 33,627.55

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) =	= 54,181.21 - (R - E + surrender charge)
553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$0
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 – 15,494	$34,506

Summary:

Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$0
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 – 15,556	$34,444
New policy value (after surrender) = 75,000 – 15,556	$59,444

Summary:

Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Death Benefit — (Continued)

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 6% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$106,000
2	20%	$100,000	$112,622	$112,360
3	17%	$100,000	$130,417	$128,804
4	-7%	$100,000	$130,417	$128,804
5	18%	$100,000	$139,836	$136,900
6	10%	$100,000	$152,142	$148,331
7	16%	$100,000	$174,658	$169,616
8	10%	$100,000	$190,028	$183,779
9	19%	$100,000	$223,853	$215,665
10	10%	$100,000	$243,553	$233,673

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns would produce different results.
**	For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).

APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER - ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement—Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000

Additional Death Benefit during first Rider Year	$0

Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605

Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605

Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50

Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50

Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000

Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000

Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 – $25,000)	$120,000

Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date = $110,000 – $25,000)	$85,000

Rider Benefit Base in 5th Rider Year (= $130,000 – $25,000)	$105,000

Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500

Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

You may elect one of the following optional riders (depending on your state of residence and when you decide to purchase a rider) under the policy—the Living Benefits Rider, the Retirement Income Choice Rider, the Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 IB Rider.. Important aspects of each of these riders are summarized in the following chart.

Note: The Living Benefits Rider, the Retirement Income Choice Rider, the Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 IB Rider. and any additional options available under that rider, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2 IB
Benefit:	Benefit:	Benefit:	Benefit:

• Provides:	• Provides:	• Provides:	• Provides

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(1) Guaranteed Minimum Income Benefit (“GMIB”)— i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2 IB

(4) Double Withdrawal Base Benefit—If you have not taken any withdrawals by the later of (A) during the first 10 rider years or (B) before the rider anniversary following the annuitant’s (or, the annuitant’s spouse, if younger and the joint life option is elected) attaining age 67, the withdrawal base on that rider anniversary will be the greater of (i) the withdrawal base as calculated under the rider or (ii) twice the sum of the withdrawal base on the rider date and any premiums received within 90 days of the rider date.

• Upgrades:	• Upgrades:	• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice. (2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (lower if required by state law).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2 IB
	• Additional Options:	• Additional Options:	• Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e. 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2 IB
Availability:	Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age): • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

Charge: 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charges:

(1) for Base Benefit only—0.60% (single life) or 0.90% (joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only—0.90% (single life and joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only: Designated Investment option - 0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary:

Open Investment Option- 1.10% (single life and joint life) of withdrawal base on each rider anniversary:

(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee:

(3) with Income Enhancement— 0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:

•     Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.

Investment Restrictions:

•     Designated Investment option—You must allocate 100% of your policy value to one or more investment options we designate.

•     Open Investment option (“OA”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2 IB
Annuitization:	Annuitization:	Annuitization:	Annuitization:

• Not required to receive benefits. • Subject to maximum annuity commencement date in Policy.	• Not required to receive benefits. • Subject to maximum annuity commencement date in Policy.	• Not required to receive benefits. • Subject to maximum annuity commencement date in Policy.	• Required prior to policy value falling below 200% of the rider withdrawal amount or benefit terminates. • Subject to maximum annuity commencement date in Policy.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1) the gross partial withdrawal amount; and

2) a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 – $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 – $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 – $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 – $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 – $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED MINIMUM INCOME BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE 1.2 IB RIDER

When a withdrawal is taken, four parts of the minimum income benefit can be affected:

1.	Base Benefit (“BB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

4.	Benefit Annuity Payments (“BAP”)

Benefit Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the benefit base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the benefit base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A)	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B)	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C)	is the benefit base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A)	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B)	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C)	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed minimum income benefit.

Example 1 (Base):

Assumptions:

Benefit Base (“BB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 benefit base)

Guaranteed Minimum Income Benefit — (Continued)

Gross Partial Withdrawal (“GPWD”) = $5,000

Excess Withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Benefit Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the rider since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the benefit base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

BB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 benefit base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Benefit Percentage is 5%.

Result. Because there was an excess withdrawal amount, the benefit base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the benefit base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the benefit base is also reduced (this is the amount the 5% is based on).

New benefit base:

Step One. The benefit base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the benefit base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * BB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Step Four. What is the new benefit base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Guaranteed Minimum Income Benefit — (Continued)

Result. The new benefit base is $97,647

New rider withdrawal amount:

Because the benefit base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted benefit base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

BB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

BB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 benefit base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means benefit percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the benefit base does not change.

Guaranteed Minimum Income Benefit — (Continued)

Example 4 (Base demonstrating BB growth with Additional Death Payment Option):

Assumptions:

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Benefit Percentage is 5%.

BB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

BB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 benefit base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total benefit base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with BB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means benefit percentage is 5%.

BB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

BB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + ..05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 benefit base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Guaranteed Minimum Income Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB—5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the benefit base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the benefit base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the benefit base is also reduced.

New benefit base:

Step One. The benefit base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the benefit base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * BB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new benefit base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

Guaranteed Minimum Income Benefit — (Continued)

New rider withdrawal amount:

Because the benefit base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted benefit base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA U

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Premier® III Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the current prospectus, dated May 1, 2009, by calling (800) 851-9777, or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2009

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APPENDIX A
CONDENSED FINANCIAL INFORMATION	27

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

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Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Choice Rider, the Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 IB Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve Life Assurance Co. of Ohio (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain

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Hypothetical Changes in Annuity Units with Stabilized Payments*

Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

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Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election

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forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be

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selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

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Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor	=	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

Assume C = 0

17

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.65% on an annual basis; On a daily basis, this equals 0.000044838.

Then, the net investment factor =	(11.57 + 0 – 0) – 0.000044838 = Z = 1.014867443
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

18

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

19

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

20

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

21

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is

22

to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an

23

indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI and “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2008 and 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $8,498,212 and $8,197,025, respectively.

During fiscal years 2007and 2006 the amounts paid to AFSG in connection with all policies sold through the separate account were $4,386,510 and $33,888,896, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes

24

will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA U, at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007,, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

25

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA U, which are available for investment by WRL Freedom Premier® III Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.195769	$0.919985	221,256
Subaccount Inception Date January 12, 2004	2007	$1.150874	$1.195769	222,480
	2006	$1.077074	$1.150874	223,710
	2005	$1.047686	$1.077074	224,948
	2004	$1.000000	$1.047686	0

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.416539	$0.835330	1,170
Subaccount Inception Date January 12, 2004	2007	$1.345767	$1.416539	221,881
	2006	$1.192441	$1.345767	231,567
	2005	$1.088240	$1.192441	230,921
	2004	$1.000000	$1.088240	189,843

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.282832	$0.926794	45,169
Subaccount Inception Date January 12, 2004	2007	$1.216483	$1.282832	97,938
	2006	$1.117290	$1.216483	98,197
	2005	$1.065294	$1.117290	54,973
	2004	$1.000000	$1.065294	52,510

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.361874	$0.894203	74,620
Subaccount Inception Date January 12, 2004	2007	$1.293548	$1.361874	69,211
	2006	$1.163732	$1.293548	69,288
	2005	$1.083498	$1.163732	69,370
	2004	$1.000000	$1.083498	142,308

Transamerica International Moderate Growth VP – Service Class	2008	$1.090028	$0.679492	4,879
Subaccount Inception Date May 1, 2006	2007	$1.026410	$1.090028	0
	2006	$1.000000	$1.026410	0

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.505275	$0.971541	0
Subaccount Inception Date January 12, 2004	2007	$1.473739	$1.505275	13,724
	2006	$1.290803	$1.473739	31,283
	2005	$1.139257	$1.290803	28,941
	2004	$1.000000	$1.139257	1,608

Transamerica Capital Guardian Value VP – Service Class	2008	$1.233439	$0.728224	0
Subaccount Inception Date January 12, 2004	2007	$1.348289	$1.233439	1,316
	2006	$1.185150	$1.348289	1,324
	2005	$1.126059	$1.185150	6,013
	2004	$1.000000	$1.126059	4,960

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.835126	$1.032939	0
Subaccount Inception Date January 12, 2004	2007	$2.013912	$1.835126	11,143
	2006	$1.449514	$2.013912	52,020
	2005	$1.308141	$1.449514	24,961
	2004	$1.000000	$1.308141	59

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.045224	$0.975597	0
Subaccount Inception Date January 12, 2004	2007	$1.075322	$1.045224	11,497
	2006	$1.071874	$1.075322	11,562
	2005	$1.045464	$1.071874	13,099
	2004	$1.000000	$1.045464	3,101

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CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.070470	$1.102912	0
Subaccount Inception Date January 12, 2004	2007	$1.025765	$1.070470	0
	2006	$1.011061	$1.025765	0
	2005	$1.011824	$1.011061	0
	2004	$1.000000	$1.011824	0

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.240601	$0.758725	0
Subaccount Inception Date January 12, 2004	2007	$1.215139	$1.240601	1,459
	2006	$1.079630	$1.215139	1,469
	2005	$1.068598	$1.079630	6,462
	2004	$1.000000	$1.068598	1,455

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.189197	$0.738706	0
Subaccount Inception Date January 12, 2004	2007	$1.205695	$1.189197	1,227
	2006	$1.041089	$1.205695	1,235
	2005	$1.024427	$1.041089	9,637
	2004	$1.000000	$1.024427	4,850

Transamerica MFS High Yield VP – Service Class	2008	$1.130922	$0.825140	0
Subaccount Inception Date January 12, 2004	2007	$1.135744	$1.130922	0
	2006	$1.048749	$1.135744	0
	2005	$1.055385	$1.048749	0
	2004	$1.000000	$1.055385	0

Transamerica Marsico Growth VP – Service Class	2008	$1.400813	$0.807220	0
Subaccount Inception Date January 12, 2004	2007	$1.191246	$1.400813	3,710
	2006	$1.157143	$1.191246	3,735
	2005	$1.092269	$1.157143	3,518
	2004	$1.000000	$1.092269	3,596

Transamerica MFS International Equity VP – Service Class	2008	$1.001011	$0.631608	0
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.001011	0

Transamerica Munder Net50 VP – Service Class	2008	$1.232440	$0.679298	0
Subaccount Inception Date January 12, 2004	2007	$1.078003	$1.232440	0
	2006	$1.104352	$1.078003	0
	2005	$1.046645	$1.104352	0
	2004	$1.000000	$1.046645	3,820

Transamerica PIMCO Total Return VP – Service Class	2008	$1.093790	$1.037788	4,656
Subaccount Inception Date January 12, 2004	2007	$1.027020	$1.093790	0
	2006	$1.009682	$1.027020	0
	2005	$1.010797	$1.009682	0
	2004	$1.000000	$1.010797	0

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.320416	$0.824683	0
Subaccount Inception Date January 12, 2004	2007	$1.308939	$1.320416	7,449
	2006	$1.126319	$1.308939	2,049
	2005	$1.108275	$1.126319	3,213
	2004	$1.000000	$1.108275	3,113

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.215900	$0.756911	0
Subaccount Inception Date January 12, 2004	2007	$1.136762	$1.215900	9,507
	2006	$1.123612	$1.136762	9,559
	2005	$1.039589	$1.123612	24,628
	2004	$1.000000	$1.039589	3,788

Transamerica Templeton Global VP – Service Class	2008	$1.410905	$0.775966	19,142
Subaccount Inception Date January 12, 2004	2007	$1.253606	$1.410905	33,128
	2006	$1.081037	$1.253606	14,660
	2005	$1.029760	$1.081037	14,741
	2004	$1.000000	$1.029760	0

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Third Avenue Value VP – Service Class	2008	$1.520744	$0.874026	85,848
Subaccount Inception Date January 12, 2004	2007	$1.539093	$1.520744	119,875
	2006	$1.357762	$1.539093	64,604
	2005	$1.170655	$1.357762	40,633
	2004	$1.000000	$1.170655	6,604

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035918	0

Transamerica Balanced VP – Service Class	2008	$1.335547	$0.881468	0
Subaccount Inception Date January 12, 2004	2007	$1.203448	$1.335547	2,490
	2006	$1.130448	$1.203448	2,413
	2005	$1.071240	$1.130448	1,928
	2004	$1.000000	$1.071240	1,932

Transamerica Convertible Securities VP – Service Class	2008	$1.356590	$0.836617	0
Subaccount Inception Date January 12, 2004	2007	$1.171638	$1.356590	2,203
	2006	$1.081561	$1.171638	2,218
	2005	$1.066963	$1.081561	2,253
	2004	$1.000000	$1.066963	2,195

Transamerica Equity VP – Service Class	2008	$1.541951	$0.812400	0
Subaccount Inception Date January 12, 2004	2007	$1.357490	$1.541951	965
	2006	$1.279356	$1.357490	49,064
	2005	$1.123845	$1.279356	5,704
	2004	$1.000000	$1.123845	989

Transamerica Growth Opportunities VP – Service Class	2008	$1.579276	$0.911061	0
Subaccount Inception Date January 12, 2004	2007	$1.314524	$1.579276	8,298
	2006	$1.280021	$1.314524	11,162
	2005	$1.127803	$1.280021	9,359
	2004	$1.000000	$1.127803	4,280

Transamerica Money Market VP – Service Class	2008	$1.039945	$1.040021	76,717
Subaccount Inception Date January 12, 2004	2007	$1.014082	$1.039945	0
	2006	$0.991496	$1.014082	1,458
	2005	$0.986822	$0.991496	1,377
	2004	$1.000000	$0.986822	0

Transamerica Science & Technology VP – Service Class	2008	$1.292146	$0.646651	0
Subaccount Inception Date January 12, 2004	2007	$0.996278	$1.292146	0
	2006	$1.009953	$0.996278	0
	2005	$1.012781	$1.009953	0
	2004	$1.000000	$1.012781	3,675

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.742427	$1.005424	94,944
Subaccount Inception Date May 1, 2004	2007	$1.431040	$1.742427	115,558
	2006	$1.240690	$1.431040	54,834
	2005	$1.118916	$1.240690	27,593
	2004	$1.000000	$1.118916	0

Transamerica U.S. Government Securities VP – Service Class	2008	$1.041517	$1.095137	4,793
Subaccount Inception Date January 12, 2004	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$0.998533	$0.996944	0
	2004	$1.000000	$0.998533	0

Transamerica Value Balanced VP – Service Class	2008	$1.297754	$0.880311	0
Subaccount Inception Date January 12, 2004	2007	$1.245325	$1.297754	1,660
	2006	$1.105707	$1.245325	1,671
	2005	$1.063376	$1.105707	1,730
	2004	$1.000000	$1.063376	1,707

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	0.814316	0

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	0.718684	0

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.373698	$0.720204	0
Subaccount Inception Date January 12, 2004	2007	$1.148073	$1.373698	1,953
	2006	$1.070067	$1.148073	1,897
	2005	$1.018533	$1.070067	1,514
	2004	$1.000000	$1.018533	1,519

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012092	0

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.041517	$1.095137	36,715
Subaccount Inception Date January 12, 2004	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$1.000000	$0.996944	0

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.269439	$0.780861	0
Subaccount Inception Date January 12, 2004	2007	$1.232995	$1.269439	1,163
	2006	$1.091009	$1.232995	0
	2005	$1.065846	$1.091009	0
	2004	$1.000000	$1.065846	9,207

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989426	0

ProFund VP Asia 30	2008	$1.166180	$0.561360	8,028
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166180	0

ProFund VP Basic Materials	2008	$1.109701	$0.527647	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.109701	0

ProFund VP Bull	2008	$0.953648	$0.581850	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.953648	0

ProFund VP Consumer Services	2008	$0.913248	$0.613396	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913248	0

ProFund VP Emerging Markets	2008	$1.144697	$0.559189	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.144697	0

ProFund VP Europe 30	2008	$1.026865	$0.562841	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.026865	0

ProFund VP Falling US Dollar	2008	$1.055447	$0.980322	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.055447	0

ProFund VP Financials	2008	$0.862062	$0.417323	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862062	0

ProFund VP International	2008	$1.007921	$0.548531	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.007921	0

ProFund VP Japan	2008	$0.910459	$0.527204	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.910459	0

ProFund VP Mid-Cap	2008	$0.973154	$0.587088	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973154	0

ProFund VP Money Market	2008	$1.007387	$0.994394	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.007387	0

ProFund VP Oil & Gas	2008	$1.088496	$0.671793	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.088496	0

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP NASDAQ-100	2008	$1.058754	$0.596082	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.058754	0

ProFund VP Pharmaceuticals	2008	$0.997231	$0.785740	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997231	0

ProFund VP Precious Metals	2008	$1.175140	$0.796458	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175140	0

ProFund VP Short Emerging Markets	2008	$0.822242	$1.064291	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822242	0

ProFund VP Short International	2008	$0.980805	$1.327147	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.980805	0

ProFund VP Short NASDAQ-100	2008	$0.970869	$1.408137	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.970869	0

ProFund VP Short Small-Cap	2008	$1.078809	$1.310365	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.078809	0

ProFund VP Small-Cap	2008	$0.902669	$0.570771	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.902669	0

ProFund VP Small-Cap Value	2008	$0.913929	$0.620102	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913929	0

ProFund VP Telecommunications	2008	$0.951773	$0.610986	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.951773	0

ProFund VP UltraSmall-Cap	2008	$0.884450	$0.292726	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.884450	0

ProFund VP U.S. Government Plus	2008	$1.079358	$1.582372	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.079358	0

ProFund VP Utilities	2008	$1.071923	$0.727172	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.071923	0

Access VP High Yield FundSM	2008	$1.028245	$0.959798	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028245	0

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.200429	$0.924489	54,326
Subaccount Inception Date January 12, 2004	2007	$1.154214	$1.200429	112,801
	2006	$1.079149	$1.154214	121,477
	2005	$1.048678	$1.079149	147,027
	2004	$1.000000	$1.048678	71,030

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.422063	$0.839419	0
Subaccount Inception Date January 12, 2004	2007	$1.349685	$1.422063	0
	2006	$1.194739	$1.349685	0
	2005	$1.089276	$1.194739	0
	2004	$1.000000	$1.089276	0

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.287820	$0.931312	0
Subaccount Inception Date January 12, 2004	2007	$1.220004	$1.287820	5,327
	2006	$1.119423	$1.220004	25,862
	2005	$1.066293	$1.119423	24,824
	2004	$1.000000	$1.066293	8,737

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.367178	$0.898567	0
Subaccount Inception Date January 12, 2004	2007	$1.297300	$1.367178	0
	2006	$1.165965	$1.297300	0
	2005	$1.084524	$1.165965	0
	2004	$1.000000	$1.084524	0

Transamerica International Moderate Growth VP – Service Class	2008	$1.091801	$0.681270	0
Subaccount Inception Date May 1, 2006	2007	$1.027079	$1.091801	0
	2006	$1.000000	$1.027079	0

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.511143	$0.976283	1,893
Subaccount Inception Date January 12, 2004	2007	$1.478017	$1.511143	1,168
	2006	$1.293290	$1.478017	513
	2005	$1.140335	$1.293290	0
	2004	$1.000000	$1.140335	0

Transamerica Capital Guardian Value VP – Service Class	2008	$1.238254	$0.731781	0
Subaccount Inception Date January 12, 2004	2007	$1.352218	$1.238254	0
	2006	$1.187441	$1.352218	0
	2005	$1.127132	$1.187441	0
	2004	$1.000000	$1.127132	0

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.842244	$1.037975	187
Subaccount Inception Date January 12, 2004	2007	$2.019738	$1.842244	685
	2006	$1.452288	$2.019738	693
	2005	$1.309380	$1.452288	0
	2004	$1.000000	$1.309380	0

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.049280	$0.980341	1,925
Subaccount Inception Date January 12, 2004	2007	$1.078434	$1.049280	11,955
	2006	$1.073936	$1.078434	12,627
	2005	$1.046457	$1.073936	10,579
	2004	$1.000000	$1.046457	0

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.074666	$1.108317	0
Subaccount Inception Date January 12, 2004	2007	$1.028770	$1.074666	5,320
	2006	$1.013025	$1.028770	5,903
	2005	$1.012796	$1.013025	6,027
	2004	$1.000000	$1.012796	27,931

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.245403	$0.762415	1,791
Subaccount Inception Date January 12, 2004	2007	$1.218647	$1.245403	1,522
	2006	$1.081699	$1.218647	0
	2005	$1.069610	$1.081699	0
	2004	$1.000000	$1.069610	0

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.193815	$0.742314	0
Subaccount Inception Date January 12, 2004	2007	$1.209182	$1.193815	0
	2006	$1.043099	$1.209182	0
	2005	$1.025396	$1.043099	0
	2004	$1.000000	$1.025396	0

Transamerica MFS High Yield VP – Service Class	2008	$1.135311	$0.829163	0
Subaccount Inception Date January 12, 2004	2007	$1.139030	$1.135311	7,385
	2006	$1.050770	$1.139030	13,943
	2005	$1.056377	$1.050770	14,120
	2004	$1.000000	$1.056377	2,120

Transamerica MFS International Equity VP – Service Class	2008	$1.001680	$0.632646	4,520
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.001680	3,860

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class	2008	$1.406295	$0.811177	3,342
Subaccount Inception Date January 12, 2004	2007	$1.194736	$1.406295	2,863
	2006	$1.159378	$1.194736	0
	2005	$1.093303	$1.159378	0
	2004	$1.000000	$1.093303	0

Transamerica Munder Net50 VP – Service Class	2008	$1.237198	$0.682597	0
Subaccount Inception Date January 12, 2004	2007	$1.081102	$1.237198	0
	2006	$1.106463	$1.081102	0
	2005	$1.047632	$1.106463	0
	2004	$1.000000	$1.047632	0

Transamerica PIMCO Total Return VP – Service Class	2008	$1.098060	$1.042864	3,018
Subaccount Inception Date January 12, 2004	2007	$1.030016	$1.098060	1,827
	2006	$1.011643	$1.030016	0
	2005	$1.011757	$1.011643	0
	2004	$1.000000	$1.011757	0

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.325573	$0.828718	1,849
Subaccount Inception Date January 12, 2004	2007	$1.312751	$1.325573	1,854
	2006	$1.128486	$1.312751	1,858
	2005	$1.109322	$1.128486	1,863
	2004	$1.000000	$1.109322	0

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.220582	$0.760570	1,838
Subaccount Inception Date January 12, 2004	2007	$1.140025	$1.220582	1,558
	2006	$1.125749	$1.140025	0
	2005	$1.040562	$1.125749	0
	2004	$1.000000	$1.040562	0

Transamerica Templeton Global VP – Service Class	2008	$1.416384	$0.779745	210
Subaccount Inception Date January 12, 2004	2007	$1.257235	$1.416384	0
	2006	$1.083118	$1.257235	0
	2005	$1.030733	$1.083118	0
	2004	$1.000000	$1.030733	0

Transamerica Third Avenue Value VP – Service Class	2008	$1.526673	$0.878293	4,996
Subaccount Inception Date January 12, 2004	2007	$1.543579	$1.526673	11,993
	2006	$1.360393	$1.543579	21,487
	2005	$1.171772	$1.360393	19,876
	2004	$1.000000	$1.171772	5,211

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036056	0

Transamerica Balanced VP – Service Class	2008	$1.340760	$0.885782	1,944
Subaccount Inception Date January 12, 2004	2007	$1.206946	$1.340760	9,134
	2006	$1.132620	$1.206946	9,894
	2005	$1.072252	$1.132620	10,342
	2004	$1.000000	$1.072252	0

Transamerica Convertible Securities VP – Service Class	2008	$1.361894	$0.840699	0
Subaccount Inception Date January 12, 2004	2007	$1.175062	$1.361894	0
	2006	$1.083661	$1.175062	0
	2005	$1.067988	$1.083661	0
	2004	$1.000000	$1.067988	0

Transamerica Equity VP – Service Class	2008	$1.547984	$0.816389	292
Subaccount Inception Date January 12, 2004	2007	$1.361456	$1.547984	6,715
	2006	$1.281830	$1.361456	19,283
	2005	$1.124911	$1.281830	19,702
	2004	$1.000000	$1.124911	5,404

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class	2008	$1.585440	$0.915518	0
Subaccount Inception Date January 12, 2004	2007	$1.318356	$1.585440	0
	2006	$1.282498	$1.318356	0
	2005	$1.128869	$1.282498	0
	2004	$1.000000	$1.128869	0

Transamerica Money Market VP – Service Class	2008	$1.043986	$1.045089	10,179
Subaccount Inception Date January 12, 2004	2007	$1.017024	$1.043986	4,080
	2006	$0.993403	$1.017024	0
	2005	$0.987757	$0.993403	426
	2004	$1.000000	$0.987757	0

Transamerica Science & Technology VP – Service Class	2008	$1.297178	$0.649815	0
Subaccount Inception Date January 12, 2004	2007	$0.999175	$1.297178	0
	2006	$1.011892	$0.999175	0
	2005	$1.013742	$1.011892	0
	2004	$1.000000	$1.013742	0

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.748688	$1.010034	0
Subaccount Inception Date May 1, 2004	2007	$1.434761	$1.748688	0
	2006	$1.242702	$1.434761	0
	2005	$1.119635	$1.242702	0
	2004	$1.000000	$1.119635	0

Transamerica U.S. Government Securities VP – Service Class	2008	$1.045558	$1.100461	0
Subaccount Inception Date January 12, 2004	2007	$1.008786	$1.045558	0
	2006	$0.998859	$1.008786	0
	2005	$0.999483	$0.998859	0
	2004	$1.000000	$0.999483	0

Transamerica Value Balanced VP – Service Class	2008	$1.302799	$0.884599	0
Subaccount Inception Date January 12, 2004	2007	$1.248935	$1.302799	2,269
	2006	$1.107838	$1.248935	2,500
	2005	$1.064383	$1.107838	2,759
	2004	$1.000000	$1.064383	13,607

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814860	0

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719152	0

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.379060	$0.723723	1,779
Subaccount Inception Date January 12, 2004	2007	$1.151419	$1.379060	3,557
	2006	$1.072137	$1.151419	2,393
	2005	$1.019505	$1.072137	0
	2004	$1.000000	$1.019505	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012228	0

Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$1.274399	$0.784686	0
Subaccount Inception Date January 12, 2004	2007	$1.236598	$1.274399	2,314
	2006	$1.093117	$1.236598	2,255
	2005	$1.066866	$1.093117	0
	2004	$1.000000	$1.066866	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989565	0

ProFund VP Asia 30	2008	$1.166547	$0.562093	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166547	0

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials	2008	$1.110045	$0.528323	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110045	0

ProFund VP Bull	2008	$0.954143	$0.582730	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.954143	0

ProFund VP Consumer Services	2008	$0.913537	$0.614198	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913537	0

ProFund VP Emerging Markets	2008	$1.145059	$0.559922	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145059	0

ProFund VP Europe 30	2008	$1.027196	$0.563570	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027196	0

ProFund VP Falling US Dollar	2008	$1.055784	$0.981596	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.055784	0

ProFund VP Financials	2008	$0.862340	$0.417866	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862340	0

ProFund VP International	2008	$1.008237	$0.549246	545
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008237	903

ProFund VP Japan	2008	$0.910752	$0.527891	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.910752	0

ProFund VP Mid-Cap	2008	$0.973460	$0.587839	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973460	0

ProFund VP Money Market	2008	$1.007910	$0.995902	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.007910	0

ProFund VP Oil & Gas	2008	$1.088837	$0.672670	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.088837	0

ProFund VP NASDAQ-100	2008	$1.059304	$0.596977	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.059304	0

ProFund VP Pharmaceuticals	2008	$0.997549	$0.786757	79
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997549	0

ProFund VP Precious Metals	2008	$1.175514	$0.797500	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175514	0

ProFund VP Short Emerging Markets	2008	$0.822499	$1.065671	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822499	0

ProFund VP Short International	2008	$0.981118	$1.328881	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981118	0

ProFund VP Short NASDAQ-100	2008	$0.971166	$1.409954	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971166	0

ProFund VP Short Small-Cap	2008	$1.079364	$1.312317	0
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.079364	0

ProFund VP Small-Cap	2008	$0.903138	$0.571629	987
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.903138	989

ProFund VP Small-Cap Value	2008	$0.914224	$0.620920	146
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914224	0

ProFund VP Telecommunications	2008	$0.952078	$0.611777	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952078	0

ProFund VP UltraSmall-Cap	2008	$0.884735	$0.293108	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.884735	0

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP U.S. Government Plus	2008	$1.079696	$1.584413	318
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.079696	0

ProFund VP Utilities	2008	$1.072266	$0.728126	76
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072266	0

Access VP High Yield FundSM	2008	$1.028571	$0.961035	0
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028571	0

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.202743	$0.926717	445,570
Subaccount Inception Date January 12, 2004	2007	$1.155877	$1.202743	1,437,096
	2006	$1.080171	$1.155877	713,187
	2005	$1.049174	$1.080171	726,584
	2004	$1.000000	$1.049174	647,802

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.424830	$0.841469	37,857
Subaccount Inception Date January 12, 2004	2007	$1.351644	$1.424830	267,531
	2006	$1.195887	$1.351644	252,328
	2005	$1.089791	$1.195887	619,199
	2004	$1.000000	$1.089791	536,798

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.290333	$0.933589	516,228
Subaccount Inception Date January 12, 2004	2007	$1.221786	$1.290333	1,075,960
	2006	$1.120515	$1.221786	1,675,265
	2005	$1.066800	$1.120515	1,024,971
	2004	$1.000000	$1.066800	183,584

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.369841	$0.900761	522,014
Subaccount Inception Date January 12, 2004	2007	$1.299188	$1.369841	551,331
	2006	$1.167086	$1.299188	491,269
	2005	$1.085037	$1.167086	381,743
	2004	$1.000000	$1.085037	298,129

Transamerica International Moderate Growth VP – Service Class	2008	$1.092699	$0.682168	385,323
Subaccount Inception Date May 1, 2006	2007	$1.027415	$1.092699	18,081
	2006	$1.000000	$1.027415	1,182

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.514094	$0.978674	8,963
Subaccount Inception Date January 12, 2004	2007	$1.480176	$1.514094	97,508
	2006	$1.294543	$1.480176	73,413
	2005	$1.140878	$1.294543	63,836
	2004	$1.000000	$1.140878	30,731

Transamerica Capital Guardian Value VP – Service Class	2008	$1.240657	$0.733571	0.00
Subaccount Inception Date January 12, 2004	2007	$1.354171	$1.240657	28,155
	2006	$1.188583	$1.354171	39,213
	2005	$1.127667	$1.188583	28,967
	2004	$1.000000	$1.127667	29,226

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.845857	$1.040513	8,475
Subaccount Inception Date January 12, 2004	2007	$2.022707	$1.845857	234,562
	2006	$1.453710	$2.022707	146,951
	2005	$1.310008	$1.453710	135,130
	2004	$1.000000	$1.310008	183,330

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.051345	$0.982755	21,839
Subaccount Inception Date January 12, 2004	2007	$1.080015	$1.051345	221,108
	2006	$1.074992	$1.080015	230,203
	2005	$1.046966	$1.074992	252,344
	2004	$1.000000	$1.046966	194,139

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.076747	$1.111024	3,599
Subaccount Inception Date January 12, 2004	2007	$1.030261	$1.076747	284,813
	2006	$1.013996	$1.030261	263,905
	2005	$1.013271	$1.013996	261,572
	2004	$1.000000	$1.013271	57,759

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.247845	$0.764289	0.00
Subaccount Inception Date January 12, 2004	2007	$1.220435	$1.247845	3,027
	2006	$1.082754	$1.220435	3,198
	2005	$1.070117	$1.082754	3,267
	2004	$1.000000	$1.070117	3,376

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.196145	$0.744124	1,366
Subaccount Inception Date January 12, 2004	2007	$1.210945	$1.196145	47,500
	2006	$1.044106	$1.210945	49,835
	2005	$1.025892	$1.044106	66,445
	2004	$1.000000	$1.025892	70,034

Transamerica MFS High Yield VP – Service Class	2008	$1.137541	$0.831193	0.00
Subaccount Inception Date January 12, 2004	2007	$1.140706	$1.137541	16,550
	2006	$1.051782	$1.140706	31,943
	2005	$1.056876	$1.051782	18,236
	2004	$1.000000	$1.056876	9,551

Transamerica MFS International Equity VP – Service Class	2008	$1.002003	$0.633163	13,640
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002003	12,507

Transamerica Marsico Growth VP – Service Class	2008	$1.409021	$0.813151	37,275
Subaccount Inception Date January 12, 2004	2007	$1.196458	$1.409021	11,323
	2006	$1.160497	$1.196458	0
	2005	$1.093825	$1.160497	0
	2004	$1.000000	$1.093825	0

Transamerica Munder Net50 VP – Service Class	2008	$1.239634	$0.684278	1,843
Subaccount Inception Date January 12, 2004	2007	$1.082702	$1.239634	3,275
	2006	$1.107539	$1.082702	0
	2005	$1.048140	$1.107539	0
	2004	$1.000000	$1.048140	0

Transamerica PIMCO Total Return VP – Service Class	2008	$1.100215	$1.045426	0.00
Subaccount Inception Date January 12, 2004	2007	$1.031527	$1.100215	47,813
	2006	$1.012627	$1.031527	47,531
	2005	$1.012252	$1.012627	44,500
	2004	$1.000000	$1.012252	14,655

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.328162	$0.830747	3,088
Subaccount Inception Date January 12, 2004	2007	$1.314669	$1.328162	154,748
	2006	$1.129586	$1.314669	52,703
	2005	$1.109860	$1.129586	46,173
	2004	$1.000000	$1.109860	10,507

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.222999	$0.762460	0.00
Subaccount Inception Date January 12, 2004	2007	$1.141716	$1.222999	10,455
	2006	$1.126855	$1.141716	10,854
	2005	$1.041075	$1.126855	11,134
	2004	$1.000000	$1.041075	60,510

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class	2008	$1.419146	$0.781654	42,396
Subaccount Inception Date January 12, 2004	2007	$1.259070	$1.419146	59,138
	2006	$1.084163	$1.259070	30,397
	2005	$1.031227	$1.084163	20,276
	2004	$1.000000	$1.031227	61,136

Transamerica Third Avenue Value VP – Service Class	2008	$1.529616	$0.880422	29,528
Subaccount Inception Date January 12, 2004	2007	$1.545794	$1.529616	224,479
	2006	$1.361680	$1.545794	219,795
	2005	$1.172313	$1.361680	199,632
	2004	$1.000000	$1.172313	179,408

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036128	0.00

Transamerica Balanced VP – Service Class	2008	$1.343376	$0.887955	0.00
Subaccount Inception Date January 12, 2004	2007	$1.208705	$1.343376	22,822
	2006	$1.133718	$1.208705	23,022
	2005	$1.072767	$1.133718	0
	2004	$1.000000	$1.072767	0

Transamerica Convertible Securities VP – Service Class	2008	$1.364516	$0.842744	0.00
Subaccount Inception Date January 12, 2004	2007	$1.176750	$1.364516	0
	2006	$1.084688	$1.176750	0
	2005	$1.068486	$1.084688	0
	2004	$1.000000	$1.068486	29,726

Transamerica Equity VP – Service Class	2008	$1.550975	$0.818366	38,933
Subaccount Inception Date January 12, 2004	2007	$1.363416	$1.550975	362,500
	2006	$1.283054	$1.363416	454,122
	2005	$1.125436	$1.283054	300,968
	2004	$1.000000	$1.125436	115,965

Transamerica Growth Opportunities VP – Service Class	2008	$1.588535	$0.917759	0.00
Subaccount Inception Date January 12, 2004	2007	$1.320279	$1.588535	45,327
	2006	$1.283737	$1.320279	88,927
	2005	$1.129408	$1.283737	21,694
	2004	$1.000000	$1.129408	49,201

Transamerica Money Market VP – Service Class	2008	$1.046024	$1.047645	119,387
Subaccount Inception Date January 12, 2004	2007	$1.018510	$1.046024	42,709
	2006	$0.994370	$1.018510	18,419
	2005	$0.988233	$0.994370	23,736
	2004	$1.000000	$0.988233	14,013

Transamerica Science & Technology VP – Service Class	2008	$1.299725	$0.651416	22,069
Subaccount Inception Date January 12, 2004	2007	$1.000643	$1.299725	1,432
	2006	$1.012878	$1.000643	0
	2005	$1.014232	$1.012878	0
	2004	$1.000000	$1.014232	0

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.751815	$1.012336	70,480
Subaccount Inception Date May 1, 2004	2007	$1.436637	$1.751815	100,815
	2006	$1.243728	$1.436637	41,744
	2005	$1.120015	$1.243728	34,829
	2004	$1.000000	$1.120015	0

Transamerica U.S. Government Securities VP – Service Class	2008	$1.047598	$1.103156	63,982
Subaccount Inception Date January 12, 2004	2007	$1.010253	$1.047598	0
	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	59,762

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Value Balanced VP – Service Class	2008	$1.305347	$0.886762	3,556
Subaccount Inception Date January 12, 2004	2007	$1.250764	$1.305347	0
	2006	$1.108909	$1.250764	0
	2005	$1.064891	$1.108909	340
	2004	$1.000000	$1.064891	165

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815125	0.00

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719388	0.00

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.381740	$0.725490	37,792
Subaccount Inception Date January 12, 2004	2007	$1.153097	$1.381740	22,775
	2006	$1.073175	$1.153097	23,564
	2005	$1.019987	$1.073175	5,283
	2004	$1.000000	$1.019987	53,097

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012300	0.00

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.047598	$1.103156	550,792
Subaccount Inception Date January 12, 2004	2007	$1.010253	$1.047598	93,802
	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	0

Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$1.276857	$0.786585	0.00
Subaccount Inception Date January 12, 2004	2007	$1.238373	$1.276857	0
	2006	$1.094162	$1.238373	0
	2005	$1.067366	$1.094162	680
	2004	$1.000000	$1.067366	331

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989628	0.00

ProFund VP Asia 30	2008	$1.166737	$0.562460	171,889
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166737	55,208

ProFund VP Basic Materials	2008	$1.110218	$0.528674	65,874
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110218	16,389

ProFund VP Bull	2008	$0.954385	$0.583166	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.954385	0

ProFund VP Consumer Services	2008	$0.913681	$0.614592	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913681	0

ProFund VP Emerging Markets	2008	$1.145242	$0.560291	535
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145242	0

ProFund VP Europe 30	2008	$1.027353	$0.563936	2,227
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027353	16,502

ProFund VP Falling US Dollar	2008	$1.055947	$0.982228	4,630
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.055947	0

ProFund VP Financials	2008	$0.862468	$0.418135	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862468	0

ProFund VP International	2008	$1.008395	$0.549604	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008395	0

ProFund VP Japan	2008	$0.910895	$0.528240	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.910895	0

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap	2008	$0.973615	$0.588234	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973615	0

ProFund VP Money Market	2008	$1.008173	$0.996643	21,235
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.008173	10,915

ProFund VP Oil & Gas	2008	$1.089007	$0.673103	56,790
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089007	6,503

ProFund VP NASDAQ-100	2008	$1.059575	$0.597432	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.059575	0

ProFund VP Pharmaceuticals	2008	$0.997702	$0.787269	3,277
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997702	0

ProFund VP Precious Metals	2008	$1.175702	$0.798027	74,522
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175702	7,347

ProFund VP Short Emerging Markets	2008	$0.822633	$1.066376	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822633	0

ProFund VP Short International	2008	$0.981274	$1.329730	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981274	0

ProFund VP Short NASDAQ-100	2008	$0.971327	$1.410886	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971327	0

ProFund VP Short Small-Cap	2008	$1.079647	$1.313313	30,774
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.079647	0

ProFund VP Small-Cap	2008	$0.903369	$0.572058	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.903369	0

ProFund VP Small-Cap Value	2008	$0.914364	$0.621319	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914364	0

ProFund VP Telecommunications	2008	$0.952230	$0.612179	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952230	0

ProFund VP UltraSmall-Cap	2008	$0.884874	$0.293302	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.884874	0

ProFund VP U.S. Government Plus	2008	$1.079868	$1.585445	204,955
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.079868	20,444

ProFund VP Utilities	2008	$1.072437	$0.728593	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072437	15,653

Access VP High Yield FundSM	2008	$1.028733	$0.961662	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028733	0

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.183033	$0.911981	0.00
Subaccount Inception Date January 12, 2004	2007	$1.136381	$1.183033	0.00
	2006	$1.061441	$1.136381	0.00
	2005	$1.000000	$1.061441	0.00

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.372620	$0.811030	80,357
Subaccount Inception Date January 12, 2004	2007	$1.301467	$1.372620	136,748
	2006	$1.150935	$1.301467	55,380
	2005	$1.000000	$1.150935	0.00

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.259807	$0.911954	0.00
Subaccount Inception Date January 12, 2004	2007	$1.192293	$1.259807	41,759
	2006	$1.092924	$1.192293	122,696
	2005	$1.000000	$1.092924	0.00

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2008	$1.321480	$0.869392	0.00
Subaccount Inception Date January 12, 2004	2007	$1.252703	$1.321480	0.00
	2006	$1.124781	$1.252703	0.00
	2005	$1.000000	$1.124781	0.00

Transamerica International Moderate Growth VP – Service Class	2008	$1.093585	$0.683054	0.00
Subaccount Inception Date May 1, 2006	2007	$1.027743	$1.093585	0.00
	2006	$1.000000	$1.027743	0.00

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.333815	$0.862574	0.00
Subaccount Inception Date January 12, 2004	2007	$1.303298	$1.333815	0.00
	2006	$1.032182	$1.303298	0.00
	2005	$1.000000	$1.032182	0.00

Transamerica Capital Guardian Value VP – Service Class	2008	$1.134583	$0.671181	0.00
Subaccount Inception Date January 12, 2004	2007	$1.237784	$1.134583	0.00
	2006	$1.085886	$1.237784	0.00
	2005	$1.000000	$1.085886	0.00

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.478567	$0.833881	0.00
Subaccount Inception Date January 12, 2004	2007	$1.619420	$1.478567	0.00
	2006	$1.163307	$1.619420	0.00
	2005	$1.000000	$1.163307	0.00

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.016671	$0.950801	0.00
Subaccount Inception Date January 12, 2004	2007	$1.043886	$1.016671	0.00
	2006	$1.038513	$1.043886	0.00
	2005	$1.000000	$1.038513	0.00

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.061165	$1.095474	0.00
Subaccount Inception Date January 12, 2004	2007	$1.014848	$1.061165	0.00
	2006	$0.998337	$1.014848	0.00
	2005	$1.000000	$0.998337	0.00

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.223136	$0.749520	0.00
Subaccount Inception Date January 12, 2004	2007	$1.195675	$1.223136	0.00
	2006	$1.122710	$1.195675	0.00
	2005	$1.000000	$1.122710	0.00

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.250013	$0.778012	0.00
Subaccount Inception Date January 12, 2004	2007	$1.264854	$1.250013	0.00
	2006	$1.050347	$1.264854	0.00
	2005	$1.000000	$1.050347	0.00

Transamerica MFS High Yield VP – Service Class	2008	$1.117422	$0.816898	0.00
Subaccount Inception Date January 12, 2004	2007	$1.119986	$1.117422	0.00
	2006	$1.282243	$1.119986	0.00
	2005	$1.000000	$1.282243	0.00

Transamerica MFS International Equity VP – Service Class	2008	$1.002330	$0.633683	0.00
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002330	0.00

Transamerica Marsico Growth VP – Service Class	2008	$1.364491	$0.787837	0.00
Subaccount Inception Date January 12, 2004	2007	$1.158070	$1.364491	0.00
	2006	$1.139297	$1.158070	0.00
	2005	$1.000000	$1.139297	0.00

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Munder Net50 VP – Service Class	2008	$1.436573	$0.793381	0.00
Subaccount Inception Date January 12, 2004	2007	$1.254090	$1.436573	0.00
	2006	$0.999283	$1.254090	0.00
	2005	$1.000000	$0.999283	0.00

Transamerica PIMCO Total Return VP – Service Class	2008	$1.086781	$1.033174	0.00
Subaccount Inception Date January 12, 2004	2007	$1.018424	$1.086781	0.00
	2006	$1.090062	$1.018424	0.00
	2005	$1.000000	$1.090062	0.00

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.236212	$0.773615	0.00
Subaccount Inception Date January 12, 2004	2007	$1.223041	$1.236212	0.00
	2006	$1.168810	$1.223041	18,677
	2005	$1.000000	$1.168810	0.00

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.269775	$0.792013	0.00
Subaccount Inception Date January 12, 2004	2007	$1.184799	$1.269775	0.00
	2006	$1.103688	$1.184799	0.00
	2005	$1.000000	$1.103688	0.00

Transamerica Templeton Global VP – Service Class	2008	$1.446126	$0.796906	0.00
Subaccount Inception Date January 12, 2004	2007	$1.282362	$1.446126	0.00
	2006	$1.187144	$1.282362	0.00
	2005	$1.000000	$1.187144	0.00

Transamerica Third Avenue Value VP – Service Class	2008	$1.334866	$0.768704	0.00
Subaccount Inception Date January 12, 2004	2007	$1.348317	$1.334866	0.00
	2006	$1.108447	$1.348317	0.00
	2005	$1.000000	1.108447	0.00

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036202	0.00

Transamerica Balanced VP – Service Class	2008	$1.314706	$0.869429	0.00
Subaccount Inception Date January 12, 2004	2007	$1.182332	$1.314706	0.00
	2006	$1.116178	$1.182332	0.00
	2005	$1.000000	$1.116178	0.00

Transamerica Convertible Securities VP – Service Class	2008	$1.405494	$0.868474	0.00
Subaccount Inception Date January 12, 2004	2007	$1.211500	$1.405494	0.00
	2006	$1.232747	$1.211500	0.00
	2005	$1.000000	$1.232747	0.00

Transamerica Equity VP – Service Class	2008	$1.491625	$0.787436	0.00
Subaccount Inception Date January 12, 2004	2007	$1.310594	$1.491625	0.00
	2006	$1.244207	$1.310594	0.00
	2005	$1.000000	$1.244207	0.00

Transamerica Growth Opportunities VP – Service Class	2008	$1.541132	$0.890812	0.00
Subaccount Inception Date January 12, 2004	2007	$1.280247	$1.541132	0.00
	2006	$1.006592	$1.280247	0.00
	2005	$1.000000	$1.006592	0.00

Transamerica Money Market VP – Service Class	2008	$1.059933	$1.062095	18,202
Subaccount Inception Date January 12, 2004	2007	$1.031536	$1.059933	70,327
	2006	$1.155767	$1.031536	70,356
	2005	$1.000000	$1.155767	0.00

Transamerica Science & Technology VP – Service Class	2008	$1.486668	$0.745473	0.00
Subaccount Inception Date January 12, 2004	2007	$1.143996	$1.486668	0.00
	2006	$1.157430	$1.143996	0.00
	2005	$1.000000	$1.157430	0.00

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.629539	$0.942142	0.00
Subaccount Inception Date January 12, 2004	2007	$1.335699	$1.629539	0.00
	2006	$0.999653	$1.335699	10,945
	2005	$1.000000	$0.999653	0.00

Transamerica U.S. Government Securities VP – Service Class	2008	$1.048454	$1.104600	0.00
Subaccount Inception Date January 12, 2004	2007	$1.010576	$1.048454	0.00
	2006	$1.067848	$1.010576	0.00
	2005	$1.000000	$1.067848	0.00

Transamerica Value Balanced VP – Service Class	2008	$1.258250	$0.855202	0.00
Subaccount Inception Date January 12, 2004	2007	$1.205045	$1.258250	0.00
	2006	$1.132061	$1.205045	0.00
	2005	$1.000000	$1.132061	0.00

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815389	0.00

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719630	0.00

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.459007	$0.766438	0.00
Subaccount Inception Date January 12, 2004	2007	$1.216976	$1.459007	0.00
	2006	$0.000000	$1.216976	0.00
	2005	$1.000000	$0.000000	0.00

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012367	0.00

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.048454	$1.104600	25,488
Subaccount Inception Date January 12, 2004	2007	$1.010576	$1.048454	0.00
	2006	$0.999653	$1.010576	0.00
	2005	$1.000000	$0.999653	0.00

Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$1.251971	$0.771636	0.00
Subaccount Inception Date January 12, 2004	2007	$1.213635	$1.251971	0.00
	2006	$0.999653	$1.213635	0.00
	2005	$1.000000	$0.999653	0.00

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989698	0.00

ProFund VP Asia 30	2008	$1.166916	$0.562823	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.166916	0.00

ProFund VP Basic Materials	2008	$1.110399	$0.529019	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110399	0.00

ProFund VP Bull	2008	$0.954639	$0.583611	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.954639	0.00

ProFund VP Consumer Services	2008	$0.913830	$0.614994	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913830	0.00

ProFund VP Emerging Markets	2008	$1.145425	$0.560655	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145425	0.00

ProFund VP Europe 30	2008	$1.027515	$0.564305	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027515	0.00

ProFund VP Falling US Dollar	2008	$1.056112	$0.982877	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056112	0.00

ProFund VP Financials	2008	$0.862612	$0.418409	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862612	0.00

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International	2008	$1.008558	$0.549956	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008558	0.00

ProFund VP Japan	2008	$0.911039	$0.528582	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911039	0.00

ProFund VP Mid-Cap	2008	$0.973772	$0.588614	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973772	0.00

ProFund VP Money Market	2008	$1.008436	$0.997382	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.008436	0.00

ProFund VP Oil & Gas	2008	$1.089180	$0.673539	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089180	0.00

ProFund VP NASDAQ-100	2008	$1.059856	$0.597880	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.059856	0.00

ProFund VP Pharmaceuticals	2008	$0.997861	$0.787770	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.997861	0.00

ProFund VP Precious Metals	2008	$1.175887	$0.798541	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.175887	0.00

ProFund VP Short Emerging Markets	2008	$0.822766	$1.067064	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822766	0.00

ProFund VP Short International	2008	$0.981427	$1.330615	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981427	0.00

ProFund VP Short NASDAQ-100	2008	$0.971478	$1.411787	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971478	0.00

ProFund VP Short Small-Cap	2008	$1.079922	$1.314292	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.079922	0.00

ProFund VP Small-Cap	2008	$0.903611	$0.572493	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.903611	0.00

ProFund VP Small-Cap Value	2008	$0.914513	$0.621726	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914513	0.00

ProFund VP Telecommunications	2008	$0.952386	$0.612580	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952386	0.00

ProFund VP UltraSmall-Cap	2008	$0.885019	$0.293495	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885019	0.00

ProFund VP U.S. Government Plus	2008	$1.080042	$1.586480	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080042	0.00

ProFund VP Utilities	2008	$1.072604	$0.729066	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072604	0.00

Access VP High Yield FundSM	2008	$1.028899	$0.962288	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028899	0.00

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.184590	$0.913637	40,674
Subaccount Inception Date January 12, 2004	2007	$1.137305	$1.184590	3,994
	2006	$1.061786	$1.137305	4,021
	2005	$1.000000	$1.061786	0.00

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.374407	$0.812488	16,928
Subaccount Inception Date January 12, 2004	2007	$1.302518	$1.374407	16,974
	2006	$1.151301	$1.302518	12,976
	2005	$1.000000	$1.151301	0.00

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.261454	$0.913595	97,786
Subaccount Inception Date January 12, 2004	2007	$1.193256	$1.261454	190,922
	2006	$1.093287	$1.193256	0.00
	2005	$1.000000	$1.093287	0.00

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.323210	$0.870956	63,400
Subaccount Inception Date January 12, 2004	2007	$1.253726	$1.323210	165,058
	2006	$1.125147	$1.253726	163,207
	2005	$1.000000	$1.125147	180,113

Transamerica International Moderate Growth VP – Service Class	2008	$1.094494	$0.683958	0.00
Subaccount Inception Date May 1, 2006	2007	$1.028086	$1.094494	0.00
	2006	$1.000000	$1.028086	0.00

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.335590	$0.864146	0.00
Subaccount Inception Date January 12, 2004	2007	$1.304374	$1.335590	0.00
	2006	$1.139673	$1.304374	0.00
	2005	$1.000000	$1.139673	0.00

Transamerica Capital Guardian Value VP – Service Class	2008	$1.136079	$0.672398	0.00
Subaccount Inception Date January 12, 2004	2007	$1.238796	$1.136079	0.00
	2006	$1.086241	$1.238796	0.00
	2005	$1.000000	$1.086241	0.00

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.480471	$0.835368	0.00
Subaccount Inception Date January 12, 2004	2007	$1.620709	$1.480471	0.00
	2006	$1.163667	$1.620709	0.00
	2005	$1.000000	$1.163667	0.00

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.017997	$0.952520	0.00
Subaccount Inception Date January 12, 2004	2007	$1.044725	$1.017997	4,020
	2006	$1.038840	$1.044725	4,047
	2005	$1.000000	$1.038840	0.00

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.062555	$1.097449	0.00
Subaccount Inception Date January 12, 2004	2007	$1.015675	$1.062555	0.00
	2006	$0.998659	$1.015675	0.00
	2005	$1.000000	$0.998659	0.00

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.224733	$0.750865	50,724
Subaccount Inception Date January 12, 2004	2007	$1.196645	$1.224733	40,575
	2006	$1.060611	$1.196645	33,945
	2005	$1.000000	$1.060611	0.00

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.251643	$0.779420	0.00
Subaccount Inception Date January 12, 2004	2007	$1.265886	$1.251643	0.00
	2006	$1.090408	$1.265886	0.00
	2005	$1.000000	$1.090408	0.00

Transamerica MFS High Yield VP – Service Class	2008	$1.118904	$0.818387	0.00
Subaccount Inception Date January 12, 2004	2007	$1.120908	$1.118904	0.00
	2006	$1.032522	$1.120908	0.00
	2005	$1.000000	$1.032522	0.00

Transamerica MFS International Equity VP – Service Class	2008	$1.002664	$0.634210	0.00
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002664	0.00

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class	2008	$1.366248	$0.789240	0.00
Subaccount Inception Date January 12, 2004	2007	$1.159002	$1.366248	0.00
	2006	$1.123076	$1.159002	0.00
	2005	$1.000000	$1.123076	0.00

Transamerica Munder Net50 VP – Service Class	2008	$1.438454	$0.794815	0.00
Subaccount Inception Date January 12, 2004	2007	$1.255112	$1.438454	0.00
	2006	$1.282658	$1.255112	0.00
	2005	$1.000000	$1.282658	0.00

Transamerica PIMCO Total Return VP – Service Class	2008	$1.088214	$1.035049	0.00
Subaccount Inception Date January 12, 2004	2007	$1.019251	$1.088214	0.00
	2006	$0.999603	$1.019251	0.00
	2005	$1.000000	$0.999603	0.00

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.237831	$0.775006	0.00
Subaccount Inception Date January 12, 2004	2007	$1.224049	$1.237831	0.00
	2006	$1.050694	$1.224049	0.00
	2005	$1.000000	$1.050694	0.00

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.271438	$0.793433	0.00
Subaccount Inception Date January 12, 2004	2007	$1.185770	$1.271438	0.00
	2006	$1.169191	$1.185770	0.00
	2005	$1.000000	$1.169191	0.00

Transamerica Templeton Global VP – Service Class	2008	$1.448015	$0.798339	0.00
Subaccount Inception Date January 12, 2004	2007	$1.283411	$1.448015	0.00
	2006	$1.104046	$1.283411	0.00
	2005	$1.000000	$1.104046	0.00

Transamerica Third Avenue Value VP – Service Class	2008	$1.336609	$0.770091	0.00
Subaccount Inception Date January 12, 2004	2007	$1.349412	$1.336609	0.00
	2006	$1.187529	$1.349412	0.00
	2005	$1.000000	$1.187529	0.00

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036272	0.00

Transamerica Balanced VP – Service Class	2008	$1.316430	$0.871000	0.00
Subaccount Inception Date January 12, 2004	2007	$1.183307	$1.316430	0.00
	2006	$1.108816	$1.183307	0.00
	2005	$1.000000	$1.108816	0.00

Transamerica Convertible Securities VP – Service Class	2008	$1.407349	$0.870049	0.00
Subaccount Inception Date January 12, 2004	2007	$1.212492	$1.407349	0.00
	2006	$1.116544	$1.212492	0.00
	2005	$1.000000	$1.116544	0.00

Transamerica Equity VP – Service Class	2008	$1.493567	$0.788848	27,556
Subaccount Inception Date January 12, 2004	2007	$1.311656	$1.493567	53,893
	2006	$1.233143	$1.311656	56,693
	2005	$1.000000	$1.233143	0.00

Transamerica Growth Opportunities VP – Service Class	2008	$1.543130	$0.892404	0.00
Subaccount Inception Date January 12, 2004	2007	$1.281280	$1.543130	0.00
	2006	$1.244610	$1.281280	0.00
	2005	$1.000000	$1.244610	0.00

Transamerica Money Market VP – Service Class	2008	$1.061314	$1.064009	44,023
Subaccount Inception Date January 12, 2004	2007	$1.032374	$1.061314	0.00
	2006	$1.006920	$1.032374	0.00
	2005	$1.000000	$1.006920	0.00

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class	2008	$1.488616	$0.746817	0.00
Subaccount Inception Date January 12, 2004	2007	$1.144932	$1.488616	0.00
	2006	$1.157805	$1.144932	0.00
	2005	$1.000000	$1.157805	0.00

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.631669	$0.943835	0.00
Subaccount Inception Date May 1, 2004	2007	$1.336781	$1.631669	0.00
	2006	$1.156137	$1.336781	0.00
	2005	$1.000000	$1.156137	0.00

Transamerica U.S. Government Securities VP – Service Class	2008	$1.049832	$1.106593	2,173
Subaccount Inception Date January 12, 2004	2007	$1.011405	$1.049832	2,177
	2006	$0.999983	$1.011405	7,463
	2005	$1.000000	$0.999983	0.00

Transamerica Value Balanced VP – Service Class	2008	$1.259893	$0.856734	0.00
Subaccount Inception Date January 12, 2004	2007	$1.206022	$1.259893	0.00
	2006	$1.068197	$1.206022	0.00
	2005	$1.000000	$1.068197	0.00

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815656	0.00

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719866	0.00

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.460928	$0.767828	0.00
Subaccount Inception Date January 12, 2004	2007	$1.217975	$1.460928	0.00
	2006	$1.132437	$1.217975	0.00
	2005	$1.000000	$1.132437	0.00

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012438	0.00

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.049832	$1.106593	115,345
Subaccount Inception Date January 12, 2004	2007	$1.011405	$1.049832	0.00
	2006	$0.999983	$1.011405	0.00
	2005	$1.000000	$0.999983	0.00

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.253594	$0.773022	0.00
Subaccount Inception Date January 12, 2004	2007	$1.214612	$1.253594	0.00
	2006	$1.072124	$1.214612	0.00
	2005	$1.000000	$1.072124	0.00

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989766	0.00

ProFund VP Asia 30	2008	$1.167100	$0.563190	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167100	0.00

ProFund VP Basic Materials	2008	$1.110571	$0.529358	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110571	0.00

ProFund VP Bull	2008	$0.954883	$0.584043	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.954883	0.00

ProFund VP Consumer Services	2008	$0.913973	$0.615403	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913973	0.00

ProFund VP Emerging Markets	2008	$1.145606	$0.561019	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145606	0.00

ProFund VP Europe 30	2008	$1.027680	$0.564670	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027680	0.00

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2008	$1.056286	$0.983507	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056286	0.00

ProFund VP Financials	2008	$0.862748	$0.418686	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862748	0.00

ProFund VP International	2008	$1.008716	$0.550323	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008716	0.00

ProFund VP Japan	2008	$0.911187	$0.528921	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911187	0.00

ProFund VP Mid-Cap	2008	$0.973930	$0.588998	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973930	0.00

ProFund VP Money Market	2008	$1.008694	$0.998149	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.008694	0.00

ProFund VP Oil & Gas	2008	$1.089359	$0.673985	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089359	0.00

ProFund VP NASDAQ-100	2008	$1.060124	$0.598329	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.060124	0.00

ProFund VP Pharmaceuticals	2008	$0.998017	$0.788284	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998017	0.00

ProFund VP Precious Metals	2008	$1.176076	$0.799059	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176076	0.00

ProFund VP Short Emerging Markets	2008	$0.822895	$1.067757	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.822895	0.00

ProFund VP Short International	2008	$0.981581	$1.331457	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981581	0.00

ProFund VP Short NASDAQ-100	2008	$0.971634	$1.412709	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971634	0.00

ProFund VP Short Small-Cap	2008	$1.080207	$1.315296	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.080207	0.00

ProFund VP Small-Cap	2008	$0.903841	$0.572929	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.903841	0.00

ProFund VP Small-Cap Value	2008	$0.914657	$0.622126	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914657	0.00

ProFund VP Telecommunications	2008	$0.952532	$0.612972	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952532	0.00

ProFund VP UltraSmall-Cap	2008	$0.885159	$0.293692	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885159	0.00

ProFund VP U.S. Government Plus	2008	$1.080208	$1.587504	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080208	0.00

ProFund VP Utilities	2008	$1.072774	$0.729543	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072774	0.00

Access VP High Yield FundSM	2008	$1.029059	$0.962911	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029059	0.00

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.212160	$0.935815	272,303
Subaccount Inception Date January 12, 2004	2007	$1.162635	$1.212160	446,745
	2006	$1.084366	$1.162635	123,561
	2005	$1.051177	$1.084366	119,614
	2004	$1.000000	$1.051177	117,236

Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.435962	$0.849721	14,406
Subaccount Inception Date January 12, 2004	2007	$1.359522	$1.435962	247,303
	2006	$1.200505	$1.359522	203,708
	2005	$1.091862	$1.200505	50,507
	2004	$1.000000	$1.091862	24,604

Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.300433	$0.942750	676,248
Subaccount Inception Date January 12, 2004	2007	$1.228924	$1.300433	1,090,274
	2006	$1.124851	$1.228924	978,078
	2005	$1.068838	$1.124851	435,484
	2004	$1.000000	$1.068838	407,908

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2008	$1.380547	$0.909593	292,486
Subaccount Inception Date January 12, 2004	2007	$1.306758	$1.380547	827,847
	2006	$1.171596	$1.306758	692,335
	2005	$1.087101	$1.171596	386,343
	2004	$1.000000	$1.087101	153,509

Transamerica International Moderate Growth VP – Service Class	2008	$1.096293	$0.685764	84,690
Subaccount Inception Date May 1, 2006	2007	$1.028754	$1.096293	113,428
	2006	$1.000000	$1.028754	0

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.525927	$0.988274	29,494
Subaccount Inception Date January 12, 2004	2007	$1.488800	$1.525927	218,844
	2006	$1.299548	$1.488800	21,932
	2005	$1.143055	$1.299548	8,491
	2004	$1.000000	$1.143055	61,859

Transamerica Capital Guardian Value VP – Service Class	2008	$1.250355	$0.740760	0.00
Subaccount Inception Date January 12, 2004	2007	$1.362069	$1.250355	52,078
	2006	$1.193173	$1.362069	55,545
	2005	$1.129811	$1.193173	56,204
	2004	$1.000000	$1.129811	111,638

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.860268	$1.050718	19,165
Subaccount Inception Date January 12, 2004	2007	$2.034470	$1.860268	58,183
	2006	$1.459318	$2.034470	69,664
	2005	$1.312492	$1.459318	22,497
	2004	$1.000000	$1.312492	22,275

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.059562	$0.992388	61,005
Subaccount Inception Date January 12, 2004	2007	$1.086312	$1.059562	249,035
	2006	$1.079144	$1.086312	632,342
	2005	$1.048963	$1.079144	710,568
	2004	$1.000000	$1.048963	739,063

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.085168	$1.121904	46,621
Subaccount Inception Date January 12, 2004	2007	$1.036256	$1.085168	154,768
	2006	$1.017904	$1.036256	10,106
	2005	$1.015194	$1.017904	25,428
	2004	$1.000000	$1.015194	24,714

49

CONDENSED FINANCIAL INFORMATION — (Continued)

1.80%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.257615 1.227566 1.086946 1.072162 1.000000	$ $ $ $ $	0.771789 1.257615 1.227566 1.086946 1.072162	1,596 2,809 3,141 3,373 0

Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.205501 1.218021 1.048149 1.027843 1.000000	$ $ $ $ $	0.751423 1.205501 1.218021 1.048149 1.027843	804 64,242 66,788 60,434 115,638

Transamerica MFS High Yield VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.146436 1.147357 1.055853 1.058897 1.000000	$ $ $ $ $	0.839350 1.146436 1.147357 1.055853 1.058897	0.00 6,932 2,343 0 0

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.003320 1.000000	$ $	0.635246 1.003320	0.00 0.00

Transamerica Marsico Growth VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.420026 1.203428 1.164978 1.095900 1.000000	$ $ $ $ $	0.821121 1.420026 1.203428 1.164978 1.095900	4,296 64,343 72,313 71,589 60,060

Transamerica Munder Net50 VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.249324 1.089011 1.111828 1.050138 1.000000	$ $ $ $ $	0.690990 1.249324 1.089011 1.111828 1.050138	4 1,041 0 0 0

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.108818 1.037532 1.016537 1.014174 1.000000	$ $ $ $ $	1.055679 1.108818 1.037532 1.016537 1.014174	3,172 4,431 4,792 16,807 17,123

Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.338550 1.322333 1.133949 1.111976 1.000000	$ $ $ $ $	0.838899 1.338550 1.322333 1.133949 1.111976	35,490 370,273 489,703 518,691 503,925

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.232545 1.148359 1.131203 1.043050 1.000000	$ $ $ $ $	0.769931 1.232545 1.148359 1.131203 1.043050	775 7,819 10,307 9,628 7,703

Transamerica Templeton Global VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.430240 1.266404 1.088352 1.033186 1.000000	$ $ $ $ $	0.789320 1.430240 1.266404 1.088352 1.033186	37,761 342,450 2,120 0 0

Transamerica Third Avenue Value VP – Service Class Subaccount Inception Date January 12, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.541622 1.554845 1.366974 1.174568 1.000000	$ $ $ $ $	0.889090 1.541622 1.554845 1.366974 1.174568	73,045 646,656 509,866 481,739 534,566

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036413	0.00

Transamerica Balanced VP – Service Class	2008	$1.353859	$0.896650	13,240
Subaccount Inception Date January 12, 2004	2007	$1.215742	$1.353859	44,701
	2006	$1.138089	$1.215742	18,208
	2005	$1.074797	$1.138089	13,006
	2004	$1.000000	$1.074797	10,107

Transamerica Convertible Securities VP – Service Class	2008	$1.375201	$0.851013	5,059
Subaccount Inception Date January 12, 2004	2007	$1.183625	$1.375201	17,585
	2006	$1.088898	$1.183625	11,156
	2005	$1.070527	$1.088898	6,244
	2004	$1.000000	$1.070527	4,933

Transamerica Equity VP – Service Class	2008	$1.563107	$0.826397	10,922
Subaccount Inception Date January 12, 2004	2007	$1.371371	$1.563107	204,682
	2006	$1.288028	$1.371371	570,704
	2005	$1.127590	$1.288028	472,170
	2004	$1.000000	$1.127590	504,708

Transamerica Growth Opportunities VP – Service Class	2008	$1.600917	$0.926732	0.00
Subaccount Inception Date January 12, 2004	2007	$1.327949	$1.600917	73,729
	2006	$1.288677	$1.327949	390,305
	2005	$1.131551	$1.288677	400,010
	2004	$1.000000	$1.131551	406,453

Transamerica Money Market VP – Service Class	2008	$1.054195	$1.057911	540,857
Subaccount Inception Date January 12, 2004	2007	$1.024443	$1.054195	34,543
	2006	$0.998211	$1.024443	155,495
	2005	$0.990115	$0.998211	69,449
	2004	$1.000000	$0.990115	146,039

Transamerica Science & Technology VP – Service Class	2008	$1.309900	$0.657813	2,438
Subaccount Inception Date January 12, 2004	2007	$1.006486	$1.309900	4,530
	2006	$1.016809	$1.006486	5,322
	2005	$1.016170	$1.016809	5,088
	2004	$1.000000	$1.016170	0

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.764466	$1.021666	39,065
Subaccount Inception Date May 1, 2004	2007	$1.444156	$1.764466	216,278
	2006	$1.247782	$1.444156	9,524
	2005	$1.121464	$1.247782	0
	2004	$1.000000	$1.121464	0

Transamerica U.S. Government Securities VP – Service Class	2008	$1.055786	$1.113971	24,354
Subaccount Inception Date January 12, 2004	2007	$1.016141	$1.055786	17,402
	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0

Transamerica Value Balanced VP – Service Class	2008	$1.315558	$0.895468	1,869
Subaccount Inception Date January 12, 2004	2007	$1.258053	$1.315558	17,824
	2006	$1.113194	$1.258053	12,087
	2005	$1.066920	$1.113194	4,563
	2004	$1.000000	$1.066920	39,018

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816191	0.00

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720336	0.00

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.392557	$0.732620	0.00
Subaccount Inception Date January 12, 2004	2007	$1.159827	$1.392557	7,743
	2006	$1.077317	$1.159827	2,612
	2005	$1.021931	$1.077317	311
	2004	$1.000000	$1.021931	316

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012578	0.00

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.055786	$1.113971	176,795
Subaccount Inception Date January 12, 2004	2007	$1.016141	$1.055786	8,022
	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0

Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$1.286851	$0.794307	2,816
Subaccount Inception Date January 12, 2004	2007	$1.245599	$1.286851	11,135
	2006	$1.098396	$1.245599	8,220
	2005	$1.069396	$1.098396	1,277
	2004	$1.000000	$1.069396	0

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989903	0.000

ProFund VP Asia 30	2008	$1.167472	$0.563929	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167472	0.00

ProFund VP Basic Materials	2008	$1.110931	$0.530060	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110931	0.00

ProFund VP Bull	2008	$0.955391	$0.584927	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.955391	0.00

ProFund VP Consumer Services	2008	$0.914264	$0.616206	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914264	0.00

ProFund VP Emerging Markets	2008	$1.145969	$0.561754	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145969	0.00

ProFund VP Europe 30	2008	$1.028008	$0.565411	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028008	0.00

ProFund VP Falling US Dollar	2008	$1.056621	$0.984789	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056621	0.00

ProFund VP Financials	2008	$0.863020	$0.419232	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863020	0.00

ProFund VP International	2008	$1.009042	$0.551042	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009042	0.00

ProFund VP Japan	2008	$0.911470	$0.529615	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911470	0.00

ProFund VP Mid-Cap	2008	$0.974242	$0.589773	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974242	0.00

ProFund VP Money Market	2008	$1.009221	$0.999623	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.009221	0.00

ProFund VP Oil & Gas	2008	$1.089701	$0.674860	4,978
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089701	0.00

ProFund VP NASDAQ-100	2008	$1.060682	$0.599242	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.060682	0.00

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2008	$0.998341	$0.789324	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998341	0.00

ProFund VP Precious Metals	2008	$1.176452	$0.800110	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176452	0.00

ProFund VP Short Emerging Markets	2008	$0.823154	$1.069142	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823154	0.00

ProFund VP Short International	2008	$0.981898	$1.333202	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981898	0.00

ProFund VP Short NASDAQ-100	2008	$0.971941	$1.414547	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971941	0.00

ProFund VP Short Small-Cap	2008	$1.080762	$1.317261	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.080762	0.00

ProFund VP Small-Cap	2008	$0.904319	$0.573789	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.904319	0.00

ProFund VP Small-Cap Value	2008	$0.914950	$0.622942	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914950	0.00

ProFund VP Telecommunications	2008	$0.952838	$0.613770	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952838	0.00

ProFund VP UltraSmall-Cap	2008	$0.885444	$0.294072	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885444	0.00

ProFund VP U.S. Government Plus	2008	$1.080550	$1.589561	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080550	0.00

ProFund VP Utilities	2008	$1.073114	$0.730488	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073114	0.00

Access VP High Yield FundSM	2008	$1.029388	$0.964171	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029388	0.00

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.214542	$0.938124	220,025
Subaccount Inception Date January 12, 2004	2007	$1.164335	$1.214542	354,175
	2006	$1.085416	$1.164335	459,235
	2005	$1.051679	$1.085416	365,544
	2004	$1.000000	$1.051679	153,645

Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.438753	$0.851789	131,051
Subaccount Inception Date January 12, 2004	2007	$1.361483	$1.438753	1,705,584
	2006	$1.201655	$1.361483	494,105
	2005	$1.092380	$1.201655	588,842
	2004	$1.000000	$1.092380	273,496

Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.302964	$0.945057	3,161,333
Subaccount Inception Date January 12, 2004	2007	$1.230706	$1.302964	2,051,024
	2006	$1.125930	$1.230706	1,716,597
	2005	$1.069339	$1.125930	1,596,431
	2004	$1.000000	$1.069339	370,007

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.383254	$0.911831	3,177,866
Subaccount Inception Date January 12, 2004	2007	$1.308673	$1.383254	3,002,959
	2006	$1.172733	$1.308673	2,092,479
	2005	$1.087623	$1.172733	1,083,909
	2004	$1.000000	$1.087623	322,064

Transamerica International Moderate Growth VP – Service Class	2008	$1.097167	$0.686639	271,996
Subaccount Inception Date May 1, 2006	2007	$1.029080	$1.097167	352,778
	2006	$1.000000	$1.029080	231,775

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.528900	$0.990686	5,072
Subaccount Inception Date January 12, 2004	2007	$1.490970	$1.528900	66,578
	2006	$1.300801	$1.490970	70,040
	2005	$1.143595	$1.300801	18,461
	2004	$1.000000	$1.143595	3,633

Transamerica Capital Guardian Value VP – Service Class	2008	$1.252800	$0.742579	26,163
Subaccount Inception Date January 12, 2004	2007	$1.364056	$1.252800	35,722
	2006	$1.194332	$1.364056	35,103
	2005	$1.130350	$1.194332	6,068
	2004	$1.000000	$1.130350	454

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.863929	$1.053299	42,691
Subaccount Inception Date January 12, 2004	2007	$2.037464	$1.863929	65,632
	2006	$1.460741	$2.037464	120,825
	2005	$1.313124	$1.460741	52,013
	2004	$1.000000	$1.313124	4,429

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.061631	$0.994816	90,636
Subaccount Inception Date January 12, 2004	2007	$1.087899	$1.061631	160,602
	2006	$1.080182	$1.087899	152,835
	2005	$1.049446	$1.080182	239,449
	2004	$1.000000	$1.049446	47,292

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.087295	$1.124663	45,841
Subaccount Inception Date January 12, 2004	2007	$1.037782	$1.087295	13,632
	2006	$1.018906	$1.037782	826
	2005	$1.015688	$1.018906	328
	2004	$1.000000	$1.015688	318

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.260060	$0.773672	0.00
Subaccount Inception Date January 12, 2004	2007	$1.229336	$1.260060	0.00
	2006	$1.087983	$1.229336	0.00
	2005	$1.072669	$1.087983	0.00
	2004	$1.000000	$1.072669	0.00

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.207860	$0.753269	4,647
Subaccount Inception Date January 12, 2004	2007	$1.219792	$1.207860	16,178
	2006	$1.049153	$1.219792	12,703
	2005	$1.028330	$1.049153	9,871
	2004	$1.000000	$1.028330	8,401

Transamerica MFS High Yield VP – Service Class	2008	$1.148656	$0.841391	2,473
Subaccount Inception Date January 12, 2004	2007	$1.149023	$1.148656	5,341
	2006	$1.056876	$1.149023	5,024
	2005	$1.059404	$1.056876	0.00
	2004	$1.000000	$1.059404	0.00

Transamerica MFS International Equity VP – Service Class	2008	$1.003646	$0.635768	3,808
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.003646	4,823

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class	2008	$1.422808	$0.823134	6,856
Subaccount Inception Date January 12, 2004	2007	$1.205198	$1.422808	14,128
	2006	$1.166111	$1.205198	64,229
	2005	$1.096431	$1.166111	3,316
	2004	$1.000000	$1.096431	1,597

Transamerica Munder Net50 VP – Service Class	2008	$1.251763	$0.692681	6,468
Subaccount Inception Date January 12, 2004	2007	$1.090592	$1.251763	18,210
	2006	$1.112892	$1.090592	104,885
	2005	$1.050636	$1.112892	3,123
	2004	$1.000000	$1.050636	370

Transamerica PIMCO Total Return VP – Service Class	2008	$1.110967	$1.058247	80,515
Subaccount Inception Date January 12, 2004	2007	$1.039039	$1.110967	90,033
	2006	$1.017510	$1.039039	64,825
	2005	$1.014644	$1.017510	22,078
	2004	$1.000000	$1.014644	90

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.341137	$0.840941	46,387
Subaccount Inception Date January 12, 2004	2007	$1.324242	$1.341137	105,352
	2006	$1.135040	$1.324242	92,137
	2005	$1.112496	$1.135040	71,312
	2004	$1.000000	$1.112496	37,593

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.234936	$0.771794	6,680
Subaccount Inception Date January 12, 2004	2007	$1.150022	$1.234936	14,287
	2006	$1.132292	$1.150022	1,104
	2005	$1.043546	$1.132292	3,291
	2004	$1.000000	$1.043546	548

Transamerica Templeton Global VP – Service Class	2008	$1.433038	$0.791252	59,793
Subaccount Inception Date January 12, 2004	2007	$1.268253	$1.433038	86,373
	2006	$1.089405	$1.268253	34,306
	2005	$1.033675	$1.089405	7,939
	2004	$1.000000	$1.033675	4,453

Transamerica Third Avenue Value VP – Service Class	2008	$1.544593	$0.891235	43,190
Subaccount Inception Date January 12, 2004	2007	$1.557086	$1.544593	163,978
	2006	$1.368276	$1.557086	203,584
	2005	$1.175119	$1.368276	60,242
	2004	$1.000000	$1.175119	42,094

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036485	0.00

Transamerica Balanced VP – Service Class	2008	$1.356499	$0.898840	70,967
Subaccount Inception Date January 12, 2004	2007	$1.217511	$1.356499	105,868
	2006	$1.139187	$1.217511	54,912
	2005	$1.075310	$1.139187	7,572

Transamerica Convertible Securities VP – Service Class	2008	$1.377874	$0.853083	2,256
Subaccount Inception Date January 12, 2004	2007	$1.185346	$1.377874	3,777
	2006	$1.089950	$1.185346	307
	2005	$1.071037	$1.089950	208
	2004	$1.000000	$1.071037	91

Transamerica Equity VP – Service Class	2008	$1.566183	$0.828434	32,204
Subaccount Inception Date January 12, 2004	2007	$1.373381	$1.566183	95,973
	2006	$1.289270	$1.373381	130,422
	2005	$1.128132	$1.289270	60,101
	2004	$1.000000	$1.128132	38,733

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class	2008	$1.604064	$0.929019	33,938
Subaccount Inception Date January 12, 2004	2007	$1.329900	$1.604064	64,444
	2006	$1.289942	$1.329900	96,359
	2005	$1.132100	$1.289942	39,665
	2004	$1.000000	$1.132100	35,590

Transamerica Money Market VP – Service Class	2008	$1.056279	$1.060513	3,250,627
Subaccount Inception Date January 12, 2004	2007	$1.025967	$1.056279	452,032
	2006	$0.999196	$1.025967	552,884
	2005	$0.990590	$0.999196	7,303
	2004	$1.000000	$0.990590	0.00

Transamerica Science & Technology VP – Service Class	2008	$1.312427	$0.659407	25,948
Subaccount Inception Date January 12, 2004	2007	$1.007930	$1.312427	16,074
	2006	$1.017769	$1.007930	2,919
	2005	$1.016647	$1.017769	0.00
	2004	$1.000000	$1.016647	0.00

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.767617	$1.023994	101,918
Subaccount Inception Date May 1, 2004	2007	$1.446022	$1.767617	133,360
	2006	$1.248786	$1.446022	127,006
	2005	$1.121826	$1.248786	23,081
	2004	$1.000000	$1.121826	6,613

Transamerica U.S. Government Securities VP – Service Class	2008	$1.057846	$1.116690	102,273
Subaccount Inception Date January 12, 2004	2007	$1.017623	$1.057846	105,776
	2006	$1.004661	$1.017623	76,812
	2005	$1.002340	$1.004661	11,246
	2004	$1.000000	$1.002340	0.00

Transamerica Value Balanced VP – Service Class	2008	$1.318110	$0.897650	34,479
Subaccount Inception Date January 12, 2004	2007	$1.259883	$1.318110	76,950
	2006	$1.114269	$1.259883	35,674
	2005	$1.067427	$1.114269	8,513
	2004	$1.000000	$1.067427	1,326

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816459	0.00

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720567	0.00

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.395276	$0.734404	1,300
Subaccount Inception Date January 12, 2004	2007	$1.161519	$1.395276	67,105
	2006	$1.078365	$1.161519	1,968
	2005	$1.022418	$1.078365	2,010
	2004	$1.000000	$1.022418	364

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012647	0.00

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.057846	$1.116690	914,588
Subaccount Inception Date January 12, 2004	2007	$1.017623	$1.057846	11,085
	2006	$1.004661	$1.017623	0.00
	2005	$1.002340	$1.004661	0.00
	2004	$1.000000	$1.002340	0.00

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.289361	$0.796258	16,495
Subaccount Inception Date January 12, 2004	2007	$1.247419	$1.289361	40,406
	2006	$1.099454	$1.247419	25,717
	2005	$1.069906	$1.099454	0.00
	2004	$1.000000	$1.069906	0.00

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989970	0.00

ProFund VP Asia 30	2008	$1.167661	$0.564296	24,652
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167661	0.00

ProFund VP Basic Materials	2008	$1.111106	$0.530406	17,989
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111106	0.00

ProFund VP Bull	2008	$0.955630	$0.585372	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.955630	0.00

ProFund VP Consumer Services	2008	$0.914407	$0.616599	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914407	0.00

ProFund VP Emerging Markets	2008	$1.146154	$0.562123	645
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146154	0.00

ProFund VP Europe 30	2008	$1.028172	$0.565783	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028172	0.00

ProFund VP Falling US Dollar	2008	$1.056785	$0.985437	11,724
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056785	0.00

ProFund VP Financials	2008	$0.863162	$0.419508	65,758
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863162	0.00

ProFund VP International	2008	$1.009197	$0.551396	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009197	4,690

ProFund VP Japan	2008	$0.911622	$0.529962	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911622	0.00

ProFund VP Mid-Cap	2008	$0.974391	$0.590154	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974391	0.00

ProFund VP Money Market	2008	$1.009479	$1.000410	20,220
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.009479	20,909

ProFund VP Oil & Gas	2008	$1.089878	$0.675308	23,257
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089878	1,292

ProFund VP NASDAQ-100	2008	$1.060951	$0.599690	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.060951	0.00

ProFund VP Pharmaceuticals	2008	$0.998501	$0.789835	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998501	0.00

ProFund VP Precious Metals	2008	$1.176643	$0.800633	36,320
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176643	7,106

ProFund VP Short Emerging Markets	2008	$0.823283	$1.069837	1,754
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823283	0.00

ProFund VP Short International	2008	$0.982053	$1.334074	3,372
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982053	0.00

ProFund VP Short NASDAQ-100	2008	$0.972093	$1.415466	3,115
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972093	0.00

ProFund VP Short Small-Cap	2008	$1.081043	$1.318255	5,066
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.081043	9,789

ProFund VP Small-Cap	2008	$0.904546	$0.574224	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.904546	0.00

ProFund VP Small-Cap Value	2008	$0.915094	$0.623348	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915094	0.00

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2008	$0.952985	$0.614172	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952985	0.00

ProFund VP UltraSmall-Cap	2008	$0.885583	$0.294265	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885583	0.00

ProFund VP U.S. Government Plus	2008	$1.080729	$1.590613	33,760
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080729	0.00

ProFund VP Utilities	2008	$1.073289	$0.730981	4,891
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073289	1,300

Access VP High Yield FundSM	2008	$1.029549	$0.964793	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029549	0.00

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.219295	$0.942721	474,967
Subaccount Inception Date January 12, 2004	2007	$1.167736	$1.219295	260,393
	2006	$1.087515	$1.167736	249,637
	2005	$1.052679	$1.087515	166,241
	2004	$1.000000	$1.052679	145,797

Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.444407	$0.855980	3,420,417
Subaccount Inception Date January 12, 2004	2007	$1.365480	$1.444407	2,931,553
	2006	$1.203998	$1.365480	2,678,875
	2005	$1.093433	$1.203998	2,292,259
	2004	$1.000000	$1.093433	338,120

Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.308055	$0.949685	2,336,942
Subaccount Inception Date January 12, 2004	2007	$1.234294	$1.308055	2,592,746
	2006	$1.128104	$1.234294	2,197,667
	2005	$1.070364	$1.128104	2,052,670
	2004	$1.000000	$1.070364	1,190,495

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.388662	$0.916294	3,333,776
Subaccount Inception Date January 12, 2004	2007	$1.312495	$1.388662	2,971,983
	2006	$1.175014	$1.312495	3,638,181
	2005	$1.088663	$1.175014	2,398,250
	2004	$1.000000	$1.088663	1,592,183

Transamerica International Moderate Growth VP – Service Class	2008	$1.098976	$0.688460	94,156
Subaccount Inception Date May 1, 2006	2007	$1.029756	$1.098976	89,215
	2006	$1.000000	$1.029756	11,066

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.534909	$0.995557	252,592
Subaccount Inception Date January 12, 2004	2007	$1.495343	$1.534909	683,103
	2006	$1.303330	$1.495343	734,506
	2005	$1.144691	$1.303330	448,675
	2004	$1.000000	$1.144691	46,783

Transamerica Capital Guardian Value VP – Service Class	2008	$1.257693	$0.746222	49,451
Subaccount Inception Date January 12, 2004	2007	$1.368032	$1.257693	112,384
	2006	$1.196647	$1.368032	142,464
	2005	$1.131434	$1.196647	37,837
	2004	$1.000000	$1.131434	29,325

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.871190	$1.058450	234,203
Subaccount Inception Date January 12, 2004	2007	$2.043388	$1.871190	225,319
	2006	$1.463553	$2.043388	565,358
	2005	$1.314375	$1.463553	400,292
	2004	$1.000000	$1.314375	147,785

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.065780	$0.999689	287,659
Subaccount Inception Date January 12, 2004	2007	$1.091063	$1.065780	268,279
	2006	$1.082266	$1.091063	406,053
	2005	$1.050447	$1.082266	521,970
	2004	$1.000000	$1.050447	160,487

Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.091531	$1.130162	188,389
Subaccount Inception Date January 12, 2004	2007	$1.040794	$1.091531	200,716
	2006	$1.020867	$1.040794	176,820
	2005	$1.016655	$1.020867	152,196
	2004	$1.000000	$1.016655	118,294

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.264980	$0.777458	25,244
Subaccount Inception Date January 12, 2004	2007	$1.232919	$1.264980	25,140
	2006	$1.090085	$1.232919	31,793
	2005	$1.073690	$1.090085	41,229
	2004	$1.000000	$1.073690	7,399

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.212563	$0.756949	59,101
Subaccount Inception Date January 12, 2004	2007	$1.223338	$1.212563	88,678
	2006	$1.051176	$1.223338	89,577
	2005	$1.029303	$1.051176	105,302
	2004	$1.000000	$1.029303	67,028

Transamerica MFS High Yield VP – Service Class	2008	$1.153155	$0.845516	48,656
Subaccount Inception Date January 12, 2004	2007	$1.152380	$1.153155	49,806
	2006	$1.058924	$1.152380	51,500
	2005	$1.060419	$1.058924	90,978
	2004	$1.000000	$1.060419	73,006

Transamerica MFS International Equity VP – Service Class	2008	$1.004311	$0.636818	332,464
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.004311	90,111

Transamerica Marsico Growth VP – Service Class	2008	$1.428362	$0.827159	137,975
Subaccount Inception Date January 12, 2004	2007	$1.208699	$1.428362	130,983
	2006	$1.168365	$1.208699	107,515
	2005	$1.097477	$1.168365	57,710
	2004	$1.000000	$1.097477	52,674

Transamerica Munder Net50 VP – Service Class	2008	$1.256666	$0.696082	0.00
Subaccount Inception Date January 12, 2004	2007	$1.093788	$1.256666	1,393
	2006	$1.115060	$1.093788	0
	2005	$1.051646	$1.115060	0
	2004	$1.000000	$1.051646	35,518

Transamerica PIMCO Total Return VP – Service Class	2008	$1.115323	$1.063433	342,433
Subaccount Inception Date January 12, 2004	2007	$1.042077	$1.115323	233,007
	2006	$1.019488	$1.042077	227,392
	2005	$1.015619	$1.019488	267,013
	2004	$1.000000	$1.015619	106,402

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.346367	$0.845058	120,788
Subaccount Inception Date January 12, 2004	2007	$1.328095	$1.346367	264,868
	2006	$1.137217	$1.328095	109,656
	2005	$1.113539	$1.137217	450,832
	2004	$1.000000	$1.113539	227,837

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.239803	$0.775614	26,935
Subaccount Inception Date January 12, 2004	2007	$1.153402	$1.239803	19,134
	2006	$1.134494	$1.153402	18,538
	2005	$1.044549	$1.134494	36,070
	2004	$1.000000	$1.044549	41,623

Transamerica Templeton Global VP – Service Class	2008	$1.438650	$0.795142	129,256
Subaccount Inception Date January 12, 2004	2007	$1.271960	$1.438650	416,276
	2006	$1.091524	$1.271960	61,745
	2005	$1.034671	$1.091524	46,056
	2004	$1.000000	$1.034671	19,971

Transamerica Third Avenue Value VP – Service Class	2008	$1.550647	$0.895615	445,403
Subaccount Inception Date January 12, 2004	2007	$1.561642	$1.550647	833,556
	2006	$1.370929	$1.561642	903,626
	2005	$1.176238	$1.370929	682,246
	2004	$1.000000	$1.176238	346,955

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036627	0.000

Transamerica Balanced VP – Service Class	2008	$1.361803	$0.903249	64,934
Subaccount Inception Date January 12, 2004	2007	$1.221059	$1.361803	99,287
	2006	$1.141400	$1.221059	78,657
	2005	$1.076344	$1.141400	60,099
	2004	$1.000000	$1.076344	42,751

Transamerica Convertible Securities VP – Service Class	2008	$1.383254	$0.857264	13,482
Subaccount Inception Date January 12, 2004	2007	$1.188796	$1.383254	11,380
	2006	$1.092051	$1.188796	11,422
	2005	$1.072053	$1.092051	11,464
	2004	$1.000000	$1.072053	17,945

Transamerica Equity VP – Service Class	2008	$1.572303	$0.832494	340,336
Subaccount Inception Date January 12, 2004	2007	$1.377399	$1.572303	408,913
	2006	$1.291779	$1.377399	550,643
	2005	$1.129217	$1.291779	359,800
	2004	$1.000000	$1.129217	292,768

Transamerica Growth Opportunities VP – Service Class	2008	$1.610347	$0.933581	279,339
Subaccount Inception Date January 12, 2004	2007	$1.333789	$1.610347	143,915
	2006	$1.292441	$1.333789	32,639
	2005	$1.133182	$1.292441	27,450
	2004	$1.000000	$1.133182	60,957

Transamerica Money Market VP – Service Class	2008	$1.060397	$1.065711	1,342,082
Subaccount Inception Date January 12, 2004	2007	$1.028948	$1.060397	119,128
	2006	$1.001116	$1.028948	24,963
	2005	$0.991537	$1.001116	91,129
	2004	$1.000000	$0.991537	251,348

Transamerica Science & Technology VP – Service Class	2008	$1.317574	$0.662651	177,443
Subaccount Inception Date January 12, 2004	2007	$1.010890	$1.317574	190,682
	2006	$1.019751	$1.010890	6,293
	2005	$1.017613	$1.019751	19,102
	2004	$1.000000	$1.017613	35,850

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.774018	$1.028719	551,103
Subaccount Inception Date May 1, 2004	2007	$1.449818	$1.774018	630,390
	2006	$1.250833	$1.449818	172,179
	2005	$1.122560	$1.250833	433,295
	2004	$1.000000	$1.122560	158,144

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2008	$1.062017	$1.122189	197,266
Subaccount Inception Date January 12, 2004	2007	$1.020615	$1.062017	48,017
	2006	$1.006608	$1.020615	201,254
	2005	$1.003297	$1.006608	61,911
	2004	$1.000000	$1.003297	23,751

Transamerica Value Balanced VP – Service Class	2008	$1.323253	$0.902043	587,207
Subaccount Inception Date January 12, 2004	2007	$1.263550	$1.323253	58,704
	2006	$1.116417	$1.263550	55,479
	2005	$1.068440	$1.116417	53,221
	2004	$1.000000	$1.068440	49,872

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817007	0.000

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721052	0.000

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.400726	$0.738011	25,498
Subaccount Inception Date January 12, 2004	2007	$1.164906	$1.400726	18,166
	2006	$1.080451	$1.164906	19,714
	2005	$1.023390	$1.080451	18,428
	2004	$1.000000	$1.023390	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012783	0.000

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.294420	$0.800164	55,104
Subaccount Inception Date January 12, 2004	2007	$1.251066	$1.294420	125,791
	2006	$1.101590	$1.251066	107,807
	2005	$1.070934	$1.101590	59,645
	2004	$1.000000	$1.070934	58,557

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990107	0.000

ProFund VP Asia 30	2008	$1.168030	$0.565035	9,297
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168030	16,270

ProFund VP Basic Materials	2008	$1.111461	$0.531097	20,991
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111461	1,164

ProFund VP Bull	2008	$0.956134	$0.586250	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.956134	0.00

ProFund VP Consumer Services	2008	$0.914699	$0.617409	4,984
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914699	0.00

ProFund VP Emerging Markets	2008	$1.146516	$0.562852	3,285
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146516	6,646

ProFund VP Europe 30	2008	$1.028497	$0.566515	412
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028497	0.00

ProFund VP Falling US Dollar	2008	$1.057126	$0.986726	0.000
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057126	0.00

ProFund VP Financials	2008	$0.863440	$0.420060	479,497
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863440	0.00

ProFund VP International	2008	$1.009518	$0.552119	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009518	0.00

ProFund VP Japan	2008	$0.911913	$0.530659	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911913	0.00

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap	2008	$0.974703	$0.590934	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974703	0.00

ProFund VP Money Market	2008	$1.010007	$1.001886	14,801
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.010007	0.00

ProFund VP Oil & Gas	2008	$1.090225	$0.676189	14,054
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090225	0.00

ProFund VP NASDAQ-100	2008	$1.061502	$0.600587	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.061502	0.00

ProFund VP Pharmaceuticals	2008	$0.998815	$0.790869	40,309
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998815	0.00

ProFund VP Precious Metals	2008	$1.177007	$0.801679	27,513
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177007	0.00

ProFund VP Short Emerging Markets	2008	$0.823540	$1.071229	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823540	0.00

ProFund VP Short International	2008	$0.982361	$1.335806	1,597
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982361	0.00

ProFund VP Short NASDAQ-100	2008	$0.972408	$1.417314	1,517
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972408	0.00

ProFund VP Short Small-Cap	2008	$1.081603	$1.320233	1,450
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.081603	0.00

ProFund VP Small-Cap	2008	$0.905020	$0.575092	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.905020	0.00

ProFund VP Small-Cap Value	2008	$0.915383	$0.624168	385
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915383	0.00

ProFund VP Telecommunications	2008	$0.953293	$0.614978	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953293	0.00

ProFund VP UltraSmall-Cap	2008	$0.885867	$0.294656	5,045,782
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885867	0.00

ProFund VP U.S. Government Plus	2008	$1.081070	$1.592688	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081070	0.00

ProFund VP Utilities	2008	$1.073629	$0.731932	10,776
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073629	0.00

Access VP High Yield FundSM	2008	$1.029880	$0.966052	15,513
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029880	0.00

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.224074	$0.947349	1,401,661
Subaccount Inception Date January 12, 2004	2007	$1.171155	$1.224074	1,358,499
	2006	$1.089628	$1.171155	1,561,960
	2005	$1.053690	$1.089628	1,141,667
	2004	$1.000000	$1.053690	483,632

Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.450055	$0.860182	1,127,698
Subaccount Inception Date January 12, 2004	2007	$1.369464	$1.450055	1,506,693
	2006	$1.206326	$1.369464	1,509,452
	2005	$1.094471	$1.206326	795,368
	2004	$1.000000	$1.094471	499,542

62

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.313195	$0.954355	3,849,537
Subaccount Inception Date January 12, 2004	2007	$1.237911	$1.313195	3,892,195
	2006	$1.130300	$1.237911	3,810,766
	2005	$1.071383	$1.130300	2,257,771
	2004	$1.000000	$1.071383	800,045

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.394096	$0.920794	4,043,657
Subaccount Inception Date January 12, 2004	2007	$1.316326	$1.394096	4,807,893
	2006	$1.177278	$1.316326	3,739,333
	2005	$1.089702	$1.177278	2,093,194
	2004	$1.000000	$1.089702	1,065,423

Transamerica International Moderate Growth VP – Service Class	2008	$1.100802	$0.690284	341,246
Subaccount Inception Date May 1, 2006	2007	$1.030435	$1.100802	319,197
	2006	$1.000000	$1.030435	145,864

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.540905	$1.000441	100,167
Subaccount Inception Date January 12, 2004	2007	$1.499701	$1.540905	137,000
	2006	$1.305855	$1.499701	131,211
	2005	$1.145782	$1.305855	111,554
	2004	$1.000000	$1.145782	6,683

Transamerica Capital Guardian Value VP – Service Class	2008	$1.262624	$0.749883	54,938
Subaccount Inception Date January 12, 2004	2007	$1.372038	$1.262624	131,825
	2006	$1.198958	$1.372038	104,329
	2005	$1.132503	$1.198958	15,098
	2004	$1.000000	$1.132503	241

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.878523	$1.063653	79,162
Subaccount Inception Date January 12, 2004	2007	$2.049361	$1.878523	145,028
	2006	$1.466397	$2.049361	203,011
	2005	$1.315630	$1.466397	74,599
	2004	$1.000000	$1.315630	14,371

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.069948	$1.004587	364,803
Subaccount Inception Date January 12, 2004	2007	$1.094260	$1.069948	145,504
	2006	$1.084373	$1.094260	174,053
	2005	$1.051461	$1.084373	152,514
	2004	$1.000000	$1.051461	84,908

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.095824	$1.135722	178,293
Subaccount Inception Date January 12, 2004	2007	$1.043861	$1.095824	73,752
	2006	$1.022863	$1.043861	71,778
	2005	$1.017634	$1.022863	120,799
	2004	$1.000000	$1.017634	13,953

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.269939	$0.781287	90,636
Subaccount Inception Date January 12, 2004	2007	$1.236528	$1.269939	78,167
	2006	$1.092210	$1.236528	64,218
	2005	$1.074724	$1.092210	67,929
	2004	$1.000000	$1.074724	47,047

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.217324	$0.760670	73,208
Subaccount Inception Date January 12, 2004	2007	$1.226920	$1.217324	114,108
	2006	$1.053227	$1.226920	118,439
	2005	$1.030303	$1.053227	91,993
	2004	$1.000000	$1.030303	85,270

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class	2008	$1.157671	$0.849664	67,384
Subaccount Inception Date January 12, 2004	2007	$1.155746	$1.157671	89,456
	2006	$1.060972	$1.155746	47,757
	2005	$1.061423	$1.060972	32,826
	2004	$1.000000	$1.061423	18,845

Transamerica MFS International Equity VP – Service Class	2008	$1.004971	$0.637876	40,334
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.004971	45,796

Transamerica Marsico Growth VP – Service Class	2008	$1.433951	$0.831228	26,065
Subaccount Inception Date January 12, 2004	2007	$1.212231	$1.433951	18,954
	2006	$1.170619	$1.212231	15,183
	2005	$1.098514	$1.170619	1,834
	2004	$1.000000	$1.098514	106

Transamerica Munder Net50 VP – Service Class	2008	$1.261566	$0.699484	54,824
Subaccount Inception Date January 12, 2004	2007	$1.096969	$1.261566	60,636
	2006	$1.117205	$1.096969	15,906
	2005	$1.052640	$1.117205	991
	2004	$1.000000	$1.052640	3,871

Transamerica PIMCO Total Return VP – Service Class	2008	$1.119678	$1.068650	271,801
Subaccount Inception Date January 12, 2004	2007	$1.045123	$1.119678	53,241
	2006	$1.021468	$1.045123	30,355
	2005	$1.016595	$1.021468	25,111
	2004	$1.000000	$1.016595	6,260

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.351666	$0.849218	44,893
Subaccount Inception Date January 12, 2004	2007	$1.332004	$1.351666	116,863
	2006	$1.139449	$1.332004	100,070
	2005	$1.114629	$1.139449	30,700
	2004	$1.000000	$1.114629	43,560

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.244635	$0.779402	53,044
Subaccount Inception Date January 12, 2004	2007	$1.156758	$1.244635	42,633
	2006	$1.136685	$1.156758	44,325
	2005	$1.045545	$1.136685	29,466
	2004	$1.000000	$1.045545	7,469

Transamerica Templeton Global VP – Service Class	2008	$1.444268	$0.799035	120,095
Subaccount Inception Date January 12, 2004	2007	$1.275667	$1.444268	123,967
	2006	$1.093624	$1.275667	66,294
	2005	$1.035653	$1.093624	31,195
	2004	$1.000000	$1.035653	8,794

Transamerica Third Avenue Value VP – Service Class	2008	$1.556726	$0.900019	122,447
Subaccount Inception Date January 12, 2004	2007	$1.566214	$1.556726	220,589
	2006	$1.373602	$1.566214	247,507
	2005	$1.177373	$1.373602	185,012
	2004	$1.000000	$1.177373	73,880

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036768	0.000

Transamerica Balanced VP – Service Class	2008	$1.367159	$0.907698	170,777
Subaccount Inception Date January 12, 2004	2007	$1.224650	$1.367159	252,522
	2006	$1.143621	$1.224650	127,345
	2005	$1.077376	$1.143621	4,549
	2004	$1.000000	$1.077376	999

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class	2008	$1.388684	$0.861486	33,587
Subaccount Inception Date January 12, 2004	2007	$1.192282	$1.388684	61,356
	2006	$1.094172	$1.192282	19,390
	2005	$1.073087	$1.094172	12,936
	2004	$1.000000	$1.073087	7,134

Transamerica Equity VP – Service Class	2008	$1.578432	$0.836563	140,732
Subaccount Inception Date January 12, 2004	2007	$1.381405	$1.578432	170,049
	2006	$1.294267	$1.381405	129,285
	2005	$1.130276	$1.294267	76,142
	2004	$1.000000	$1.130276	25,615

Transamerica Growth Opportunities VP – Service Class	2008	$1.616631	$0.938147	63,224
Subaccount Inception Date January 12, 2004	2007	$1.337671	$1.616631	67,793
	2006	$1.294934	$1.337671	67,826
	2005	$1.134258	$1.294934	39,836
	2004	$1.000000	$1.134258	634

Transamerica Money Market VP – Service Class	2008	$1.064545	$1.070934	1,770,269
Subaccount Inception Date January 12, 2004	2007	$1.031943	$1.064545	571,469
	2006	$1.003046	$1.031943	238,387
	2005	$0.992483	$1.003046	365,225
	2004	$1.000000	$0.992483	89,823

Transamerica Science & Technology VP – Service Class	2008	$1.322739	$0.665904	31,555
Subaccount Inception Date January 12, 2004	2007	$1.013836	$1.322739	46,696
	2006	$1.021727	$1.013836	15,259
	2005	$1.018587	$1.021727	11,212
	2004	$1.000000	$1.018587	14,627

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.780437	$1.033459	156,456
Subaccount Inception Date May 1, 2004	2007	$1.453626	$1.780437	219,739
	2006	$1.252891	$1.453626	176,274
	2005	$1.123299	$1.252891	102,789
	2004	$1.000000	$1.123299	23,802

Transamerica U.S. Government Securities VP – Service Class	2008	$1.066157	$1.127696	567,040
Subaccount Inception Date January 12, 2004	2007	$1.023585	$1.066157	62,969
	2006	$1.008562	$1.023585	49,761
	2005	$1.004258	$1.008562	65,185
	2004	$1.000000	$1.004258	9,993

Transamerica Value Balanced VP – Service Class	2008	$1.328445	$0.906472	31,979
Subaccount Inception Date January 12, 2004	2007	$1.267255	$1.328445	31,339
	2006	$1.118580	$1.267255	28,092
	2005	$1.069462	$1.118580	22,934
	2004	$1.000000	$1.069462	0

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817541	0.000

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721522	0.000

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.406198	$0.741626	58,664
Subaccount Inception Date January 12, 2004	2007	$1.168303	$1.406198	45,472
	2006	$1.082544	$1.168303	9,119
	2005	$1.024370	$1.082544	10,296
	2004	$1.000000	$1.024370	6,073

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012924	0.000

65

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.066157	$1.127696	758,500
Subaccount Inception Date January 12, 2004	2007	$1.023585	$1.066157	0.00
	2006	$1.008562	$1.023585	0
	2005	$1.000000	$1.008562	0

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.299503	$0.804106	110,071
Subaccount Inception Date January 12, 2004	2007	$1.254734	$1.299503	220,796
	2006	$1.103733	$1.254734	227,177
	2005	$1.071957	$1.103733	131,800
	2004	$1.000000	$1.071957	108,358

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990241	0.000

ProFund VP Asia 30	2008	$1.168404	$0.565781	67,855
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168404	14,832

ProFund VP Basic Materials	2008	$1.111817	$0.531797	40,532
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111817	79,980

ProFund VP Bull	2008	$0.956628	$0.587141	0.00
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.956628	0.00

ProFund VP Consumer Services	2008	$0.914987	$0.618215	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914987	0.00

ProFund VP Emerging Markets	2008	$1.146880	$0.563595	3,580
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146880	0.00

ProFund VP Europe 30	2008	$1.028829	$0.567261	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028829	124,004

ProFund VP Falling US Dollar	2008	$1.057457	$0.988011	71,128
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057457	45,703

ProFund VP Financials	2008	$0.863708	$0.420606	24,489
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863708	0.00

ProFund VP International	2008	$1.009844	$0.552848	660
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009844	0.00

ProFund VP Japan	2008	$0.912200	$0.531344	4,548
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912200	0.00

ProFund VP Mid-Cap	2008	$0.975007	$0.591705	14,966
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975007	0.00

ProFund VP Money Market	2008	$1.010533	$1.003417	220,744
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.010533	85,993

ProFund VP Oil & Gas	2008	$1.090572	$0.677072	159,115
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090572	46,033

ProFund VP NASDAQ-100	2008	$1.062057	$0.601503	10,391
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.062057	0.00

ProFund VP Pharmaceuticals	2008	$0.999134	$0.791896	1,884
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999134	0.00

ProFund VP Precious Metals	2008	$1.177386	$0.802727	169,591
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177386	65,069

ProFund VP Short Emerging Markets	2008	$0.823808	$1.072650	70,567
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823808	11,573

ProFund VP Short International	2008	$0.982671	$1.337541	52,275
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982671	23

66

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
ProFund VP Short NASDAQ-100	2008	$0.972714	$1.419162	42,932
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972714	11,071

ProFund VP Short Small-Cap	2008	$1.082175	$1.322235	17,999
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.082175	18,112

ProFund VP Small-Cap	2008	$0.905495	$0.575963	135
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.905495	25

ProFund VP Small-Cap Value	2008	$0.915680	$0.624984	14.506
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915680	0.00

ProFund VP Telecommunications	2008	$0.953593	$0.615779	0.00
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953593	0.00

ProFund VP UltraSmall-Cap	2008	$0.886151	$0.295037	251
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886151	25

ProFund VP U.S. Government Plus	2008	$1.081409	$1.594749	2,968
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081409	58,073

ProFund VP Utilities	2008	$1.073971	$0.732885	5,067
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073971	121,856

Access VP High Yield FundSM	2008	$1.030204	$0.967317	18,869
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030204	0.00

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.226456	$0.949666	24,847,589
Subaccount Inception Date January 12, 2004	2007	$1.172863	$1.226456	21,950,893
	2006	$1.090692	$1.172863	17,780,460
	2005	$1.054196	$1.090692	13,057,143
	2004	$1.000000	$1.054196	6,701,588

Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.452868	$0.862274	39,045,964
Subaccount Inception Date January 12, 2004	2007	$1.371454	$1.452868	62,598,944
	2006	$1.207480	$1.371454	56,059,145
	2005	$1.094982	$1.207480	32,683,905
	2004	$1.000000	$1.094982	17,684,973

Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.315767	$0.956698	63,844,826
Subaccount Inception Date January 12, 2004	2007	$1.239728	$1.315767	88,466,273
	2006	$1.131412	$1.239728	85,301,959
	2005	$1.071902	$1.131412	62,676,342
	2004	$1.000000	$1.071902	26,223,695

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2008	$1.396825	$0.923050	135,127,392
Subaccount Inception Date January 12, 2004	2007	$1.318249	$1.396825	165,419,472
	2006	$1.178429	$1.318249	150,092,330
	2005	$1.090230	$1.178429	78,339,723
	2004	$1.000000	$1.090230	28,100,111

Transamerica International Moderate Growth VP – Service Class	2008	$1.101698	$0.691190	10,055,121
Subaccount Inception Date May 1, 2006	2007	$1.030768	$1.101698	8,528,289
	2006	$1.000000	$1.030768	3,388,543

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.543893	$1.002877	1,592,102
Subaccount Inception Date January 12, 2004	2007	$1.501867	$1.543893	3,495,038
	2006	$1.307095	$1.501867	4,025,600
	2005	$1.146312	$1.307095	2,350,464
	2004	$1.000000	$1.146312	113,004

67

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class	2008	$1.265112	$0.751729	1,037,336
Subaccount Inception Date January 12, 2004	2007	$1.374053	$1.265112	2,533,271
	2006	$1.200127	$1.374053	3,418,831
	2005	$1.133054	$1.200127	2,003,043
	2004	$1.000000	$1.133054	956,535

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.882175	$1.066253	1,863,659
Subaccount Inception Date January 12, 2004	2007	$2.052326	$1.882175	3,594,492
	2006	$1.467798	$2.052326	5,386,808
	2005	$1.316249	$1.467798	3,292,076
	2004	$1.000000	$1.316249	1,651,781

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.072059	$1.007067	2,552,391
Subaccount Inception Date January 12, 2004	2007	$1.095858	$1.072059	4,593,319
	2006	$1.085430	$1.095858	6,814,686
	2005	$1.051964	$1.085430	6,514,910
	2004	$1.000000	$1.051964	2,536,735

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.097942	$1.138484	2,884,774
Subaccount Inception Date January 12, 2004	2007	$1.045357	$1.097942	3,440,861
	2006	$1.023833	$1.045357	3,536,806
	2005	$1.018111	$1.023833	2,021,009
	2004	$1.000000	$1.018111	516,091

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.272410	$0.783187	263,046
Subaccount Inception Date January 12, 2004	2007	$1.238329	$1.272410	383,657
	2006	$1.093260	$1.238329	857,799
	2005	$1.075235	$1.093260	898,759
	2004	$1.000000	$1.075235	853,056

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.219714	$0.762538	962,785
Subaccount Inception Date January 12, 2004	2007	$1.228722	$1.219714	1,639,428
	2006	$1.054253	$1.228722	1,864,602
	2005	$1.030790	$1.054253	1,459,713
	2004	$1.000000	$1.030790	1,199,447

Transamerica MFS High Yield VP – Service Class	2008	$1.159947	$0.851767	420,671
Subaccount Inception Date January 12, 2004	2007	$1.157439	$1.159947	734,552
	2006	$1.062008	$1.157439	1,370,080
	2005	$1.061939	$1.062008	1,082,031
	2004	$1.000000	$1.061939	272,650

Transamerica MFS International Equity VP – Service Class	2008	$1.005301	$0.638385	903,506
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.005301	676,088

Transamerica Marsico Growth VP – Service Class	2008	$1.436776	$0.833276	1,285,620
Subaccount Inception Date January 12, 2004	2007	$1.214016	$1.436776	1,923,750
	2006	$1.171762	$1.214016	2,391,998
	2005	$1.099053	$1.171762	2,282,433
	2004	$1.000000	$1.099053	1,103,114

Transamerica Munder Net50 VP – Service Class	2008	$1.264045	$0.701209	858,981
Subaccount Inception Date January 12, 2004	2007	$1.098578	$1.264045	1,752,225
	2006	$1.118288	$1.098578	1,340,919
	2005	$1.053142	$1.118288	791,204
	2004	$1.000000	$1.053142	588,059

Transamerica PIMCO Total Return VP – Service Class	2008	$1.121880	$1.071283	3,759,368
Subaccount Inception Date January 12, 2004	2007	$1.046662	$1.121880	1,877,173
	2006	$1.022468	$1.046662	1,750,695
	2005	$1.017090	$1.022468	1,315,116
	2004	$1.000000	$1.017090	545,625

68

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.354313	$0.851300	1,646,133
Subaccount Inception Date January 12, 2004	2007	$1.333941	$1.354313	2,946,408
	2006	$1.140548	$1.333941	3,308,229
	2005	$1.115158	$1.140548	2,654,541
	2004	$1.000000	$1.115158	1,109,395

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.247090	$0.781328	920,090
Subaccount Inception Date January 12, 2004	2007	$1.158460	$1.247090	1,223,144
	2006	$1.137788	$1.158460	2,119,133
	2005	$1.046038	$1.137788	2,776,673
	2004	$1.000000	$1.046038	887,232

Transamerica Templeton Global VP – Service Class	2008	$1.447069	$0.800981	2,357,561
Subaccount Inception Date January 12, 2004	2007	$1.277517	$1.447069	4,564,058
	2006	$1.094685	$1.277517	4,328,252
	2005	$1.036150	$1.094685	2,180,053
	2004	$1.000000	$1.036150	773,955

Transamerica Third Avenue Value VP – Service Class	2008	$1.559746	$0.902221	4,255,929
Subaccount Inception Date January 12, 2004	2007	$1.568471	$1.559746	8,497,888
	2006	$1.374897	$1.568471	9,377,195
	2005	$1.177910	$1.374897	7,013,399
	2004	$1.000000	$1.177910	2,506,585

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036844	4,046

Transamerica Balanced VP – Service Class	2008	$1.369808	$0.909903	1,611,889
Subaccount Inception Date January 12, 2004	2007	$1.226427	$1.369808	2,126,335
	2006	$1.144720	$1.226427	1,700,807
	2005	$1.077883	$1.144720	576,182
	2004	$1.000000	$1.077883	280,106

Transamerica Convertible Securities VP – Service Class	2008	$1.391399	$0.863600	538,077
Subaccount Inception Date January 12, 2004	2007	$1.194028	$1.391399	768,163
	2006	$1.095234	$1.194028	773,660
	2005	$1.073591	$1.095234	574,842
	2004	$1.000000	$1.073591	315,647

Transamerica Equity VP – Service Class	2008	$1.581529	$0.838623	5,646,875
Subaccount Inception Date January 12, 2004	2007	$1.383426	$1.581529	10,614,234
	2006	$1.295525	$1.383426	11,409,225
	2005	$1.130826	$1.295525	5,276,082
	2004	$1.000000	$1.130826	1,439,964

Transamerica Growth Opportunities VP – Service Class	2008	$1.619814	$0.940464	1,165,576
Subaccount Inception Date January 12, 2004	2007	$1.339642	$1.619814	1,787,119
	2006	$1.296193	$1.339642	2,187,569
	2005	$1.134801	$1.296193	1,659,773
	2004	$1.000000	$1.134801	1,541,201

Transamerica Money Market VP – Service Class	2008	$1.066625	$1.073551	26,254,341
Subaccount Inception Date January 12, 2004	2007	$1.033454	$1.066625	6,542,781
	2006	$1.004030	$1.033454	5,214,197
	2005	$0.992959	$1.004030	5,467,485
	2004	$1.000000	$0.992959	4,555,720

Transamerica Science & Technology VP – Service Class	2008	$1.325315	$0.667528	580,798
Subaccount Inception Date January 12, 2004	2007	$1.015317	$1.325315	632,379
	2006	$1.022705	$1.015317	244,083
	2005	$1.019068	$1.022705	339,601
	2004	$1.000000	$1.019068	183,808

69

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.783618	$1.035826	3,378,931
Subaccount Inception Date May 1, 2004	2007	$1.455505	$1.783618	5,288,410
	2006	$1.253895	$1.455505	3,260,354
	2005	$1.123655	$1.253895	2,594,327
	2004	$1.000000	$1.123655	251,948

Transamerica U.S. Government Securities VP – Service Class	2008	$1.068245	$1.130443	6,632,759
Subaccount Inception Date January 12, 2004	2007	$1.025081	$1.068245	503,358
	2006	$1.009539	$1.025081	491,167
	2005	$1.004737	$1.009539	552,723
	2004	$1.000000	$1.004737	270,027

Transamerica Value Balanced VP – Service Class	2008	$1.331041	$0.908692	1,593,849
Subaccount Inception Date January 12, 2004	2007	$1.269098	$1.331041	1,672,190
	2006	$1.119667	$1.269098	1,240,354
	2005	$1.069971	$1.119667	1,019,868
	2004	$1.000000	$1.069971	571,632

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817803	93,778

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721758	617,161

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.408940	$0.743435	721,363
Subaccount Inception Date January 12, 2004	2007	$1.169999	$1.408940	1,632,812
	2006	$1.083581	$1.169999	757,663
	2005	$1.024849	$1.083581	503,955
	2004	$1.000000	$1.024849	235,877

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.068245	$1.130443	86,447,326
Subaccount Inception Date January 12, 2004	2007	$1.025081	$1.068245	2,524,107
	2006	$1.009539	$1.025081	83,026
	2005	$1.004737	$1.009539	18,538
	2004	$1.000000	$1.004737	232,276

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012991	4,248

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.302036	$0.806068	693,664
Subaccount Inception Date January 12, 2004	2007	$1.256568	$1.302036	1,200,240
	2006	$1.104801	$1.256568	822,286
	2005	$1.072471	$1.104801	838,388
	2004	$1.000000	$1.072471	414,039

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990309	4,660

ProFund VP Asia 30	2008	$1.168595	$0.566146	480,885
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168595	286,322

ProFund VP Basic Materials	2008	$1.111999	$0.532145	709,133
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111999	1,213,353

ProFund VP Bull	2008	$0.956882	$0.587586	10,080
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.956882	0.00

ProFund VP Consumer Services	2008	$0.915135	$0.618614	11,281
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915135	0.00

ProFund VP Emerging Markets	2008	$1.147062	$0.563961	528,098
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147062	103,211

ProFund VP Europe 30	2008	$1.028988	$0.567634	139,591
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028988	1,863,053

70

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2008	$1.057631	$0.988656	122,340
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057631	30,009

ProFund VP Financials	2008	$0.863846	$0.420885	617,721
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863846	10,864

ProFund VP International	2008	$1.010008	$0.553209	100,849
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010008	46,220

ProFund VP Japan	2008	$0.912345	$0.531699	14,677
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912345	15,624

ProFund VP Mid-Cap	2008	$0.975170	$0.592091	177,566
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975170	0.00

ProFund VP Money Market	2008	$1.010793	$1.004153	5,748,238
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.010793	4,732,871

ProFund VP Oil & Gas	2008	$1.090746	$0.677516	875,970
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090746	326,437

ProFund VP NASDAQ-100	2008	$1.062329	$0.601949	134,963
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.062329	67,304

ProFund VP Pharmaceuticals	2008	$0.999291	$0.792421	283,595
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999291	4,749

ProFund VP Precious Metals	2008	$1.177574	$0.803253	709,848
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177574	300,004

ProFund VP Short Emerging Markets	2008	$0.823937	$1.073337	148,784
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823937	30,180

ProFund VP Short International	2008	$0.982833	$1.338416	159,224
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982833	0.00

ProFund VP Short NASDAQ-100	2008	$0.972868	$1.420088	113,508
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972868	6,757

ProFund VP Short Small-Cap	2008	$1.082446	$1.323222	72,748
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.082446	32,879

ProFund VP Small-Cap	2008	$0.905727	$0.576400	95,097
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.905727	53,675

ProFund VP Small-Cap Value	2008	$0.915826	$0.625401	317,475
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915826	17,981

ProFund VP Telecommunications	2008	$0.953755	$0.616193	68
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953755	0.00

ProFund VP UltraSmall-Cap	2008	$0.886293	$0.295236	67,518
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886293	9,778

ProFund VP U.S. Government Plus	2008	$1.081581	$1.595787	707,081
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081581	327,769

ProFund VP Utilities	2008	$1.074139	$0.733367	297,222
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074139	1,921,556

Access VP High Yield FundSM	2008	$1.030368	$0.967939	1,183,180
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030368	0.00

71

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.236094	$0.959024	27,578,990
Subaccount Inception Date January 12, 2004	2007	$1.179723	$1.236094	21,715,887
	2006	$1.094917	$1.179723	22,531,688
	2005	$1.056206	$1.094917	13,481,138
	2004	$1.000000	$1.056206	7,438,702

Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.464294	$0.870778	21,576,330
Subaccount Inception Date January 12, 2004	2007	$1.137950	$1.464294	34,944,448
	2006	$1.212189	$1.379502	23,839,536
	2005	$1.097088	$1.212189	13,224,932
	2004	$1.000000	$1.097088	7,770,366

Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.326110	$0.966133	50,663,772
Subaccount Inception Date January 12, 2004	2007	$1.246994	$1.326110	61,006,548
	2006	$1.135804	$1.246994	49,262,858
	2005	$1.073956	$1.135804	30,062,601
	2004	$1.000000	$1.073956	12,455,817

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2008	$1.407808	$0.932157	73,960,727
Subaccount Inception Date January 12, 2004	2007	$1.325987	$1.407808	89,127,125
	2006	$1.183008	$1.325987	66,689,795
	2005	$1.092308	$1.183008	31,440,134
	2004	$1.000000	$1.092308	10,731,921

Transamerica International Moderate Growth VP – Service Class	2008	$1.105324	$0.694837	16,641,379
Subaccount Inception Date May 1, 2006	2007	$1.032112	$1.105324	11,929,706
	2006	$1.000000	$1.032112	4,122,620

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.556026	$1.012765	2,442,334
Subaccount Inception Date January 12, 2004	2007	$1.510675	$1.556026	4,030,271
	2006	$1.312176	$1.510675	3,813,350
	2005	$1.148513	$1.312176	2,063,990
	2004	$1.000000	$1.148513	180,955

Transamerica Capital Guardian Value VP – Service Class	2008	$1.275039	$0.759141	1,680,971
Subaccount Inception Date January 12, 2004	2007	$1.382093	$1.275039	4,048,893
	2006	$1.204782	$1.382093	4,420,335
	2005	$1.135222	$1.204782	3,354,490
	2004	$1.000000	$1.135222	3,437,050

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.896969	$1.076767	2,510,126
Subaccount Inception Date January 12, 2004	2007	$2.064359	$1.896969	4,606,626
	2006	$1.473510	$2.064359	4,592,275
	2005	$1.318771	$1.473510	2,567,797
	2004	$1.000000	$1.318771	1,113,098

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.080495	$1.017007	2,988,964
Subaccount Inception Date January 12, 2004	2007	$1.102296	$1.080495	6,034,324
	2006	$1.089647	$1.102296	7,520,084
	2005	$1.053978	$1.089647	6,006,754
	2004	$1.000000	$1.053978	2,847,654

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.106584	$1.149711	3,613,509
Subaccount Inception Date January 12, 2004	2007	$1.051502	$1.106584	3,643,131
	2006	$1.027820	$1.051502	3,508,252
	2005	$1.020058	$1.027820	2,982,337
	2004	$1.000000	$1.020058	2,505,827

72

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.282414	$0.790918	225,784
Subaccount Inception Date January 12, 2004	2007	$1.245586	$1.282414	354,935
	2006	$1.097511	$1.245586	344,471
	2005	$1.077296	$1.097511	125,645
	2004	$1.000000	$1.077296	34,763

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.229296	$0.770061	628,820
Subaccount Inception Date January 12, 2004	2007	$1.235917	$1.229296	2,092,455
	2006	$1.058344	$1.235917	2,075,712
	2005	$1.032766	$1.058344	1,133,099
	2004	$1.000000	$1.032766	951,346

Transamerica MFS High Yield VP – Service Class	2008	$1.169068	$0.860156	273,704
Subaccount Inception Date January 12, 2004	2007	$1.164231	$1.169068	1,135,840
	2006	$1.066138	$1.164231	1,207,769
	2005	$1.063970	$1.066138	1,336,802
	2004	$1.000000	$1.063970	365,297

Transamerica MFS International Equity VP – Service Class	2008	$1.006623	$0.640500	857,397
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.006623	1,158,212

Transamerica Marsico Growth VP – Service Class	2008	$1.448062	$0.841489	917,280
Subaccount Inception Date January 12, 2004	2007	$1.221131	$1.448062	1,919,598
	2006	$1.176320	$1.221131	1,646,757
	2005	$1.101150	$1.176320	1,944,035
	2004	$1.000000	$1.101150	1,015,581

Transamerica Munder Net50 VP – Service Class	2008	$1.273977	$0.708128	409,500
Subaccount Inception Date January 12, 2004	2007	$1.105021	$1.273977	1,102,923
	2006	$1.122641	$1.105021	698,522
	2005	$1.055163	$1.122641	917,299
	2004	$1.000000	$1.055163	567,215

Transamerica PIMCO Total Return VP – Service Class	2008	$1.130727	$1.081866	5,695,389
Subaccount Inception Date January 12, 2004	2007	$1.052809	$1.130727	3,668,990
	2006	$1.026438	$1.052809	3,244,087
	2005	$1.019031	$1.026438	3,128,295
	2004	$1.000000	$1.019031	1,557,580

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.364963	$0.859702	2,262,817
Subaccount Inception Date January 12, 2004	2007	$1.341767	$1.364963	3,688,324
	2006	$1.144975	$1.341767	2,769,242
	2005	$1.117290	$1.144975	2,437,694
	2004	$1.000000	$1.117290	1,033,205

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.256895	$0.789033	917,479
Subaccount Inception Date January 12, 2004	2007	$1.165265	$1.256895	1,582,641
	2006	$1.142228	$1.165265	1,212,018
	2005	$1.048051	$1.142228	1,494,414
	2004	$1.000000	$1.048051	883,026

Transamerica Templeton Global VP – Service Class	2008	$1.458466	$0.808899	1,376,764
Subaccount Inception Date January 12, 2004	2007	$1.285029	$1.458466	2,273,632
	2006	$1.098945	$1.285029	2,083,649
	2005	$1.038135	$1.098945	776,214
	2004	$1.000000	$1.038135	326,218

Transamerica Third Avenue Value VP – Service Class	2008	$1.572021	$0.911125	4,696,913
Subaccount Inception Date January 12, 2004	2007	$1.577675	$1.572021	8,632,013
	2006	$1.380259	$1.577675	8,186,835
	2005	$1.180178	$1.380259	5,480,587
	2004	$1.000000	$1.180178	1,738,042

73

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037124	0.000

Transamerica Balanced VP – Service Class	2008	$1.380569	$0.918880	1,914,602
Subaccount Inception Date January 12, 2004	2007	$1.233614	$1.380569	1,583,382
	2006	$1.149166	$1.233614	760,319
	2005	$1.079942	$1.149166	334,405
	2004	$1.000000	$1.079942	181,833

Transamerica Convertible Securities VP – Service Class	2008	$1.402377	$0.872141	737,976
Subaccount Inception Date January 12, 2004	2007	$1.201056	$1.402377	1,904,266
	2006	$1.099509	$1.201056	1,788,393
	2005	$1.075663	$1.099509	1,757,514
	2004	$1.000000	$1.075663	566,998

Transamerica Equity VP – Service Class	2008	$1.593982	$0.846908	3,508,848
Subaccount Inception Date January 12, 2004	2007	$1.391553	$1.593982	4,986,942
	2006	$1.300564	$1.391553	4,668,529
	2005	$1.132991	$1.300564	2,107,846
	2004	$1.000000	$1.132991	1,309,387

Transamerica Growth Opportunities VP – Service Class	2008	$1.632524	$0.949725	1,083,646
Subaccount Inception Date January 12, 2004	2007	$1.347477	$1.632524	2,104,212
	2006	$1.301223	$1.347477	1,551,162
	2005	$1.136968	$1.301223	1,187,706
	2004	$1.000000	$1.136968	601,677

Transamerica Money Market VP – Service Class	2008	$1.075000	$1.084126	23,668,884
Subaccount Inception Date January 12, 2004	2007	$1.039507	$1.075000	8,460,721
	2006	$1.007928	$1.039507	3,306,453
	2005	$0.994856	$1.007928	2,316,834
	2004	$1.000000	$0.994856	1,604,429

Transamerica Science & Technology VP – Service Class	2008	$1.335741	$0.674129	474,088
Subaccount Inception Date January 12, 2004	2007	$1.021278	$1.335741	943,173
	2006	$1.026695	$1.021278	93,610
	2005	$1.021023	$1.026695	44,141
	2004	$1.000000	$1.021023	46,702

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.796565	$1.045417	3,669,319
Subaccount Inception Date May 1, 2004	2007	$1.463168	$1.796565	5,518,761
	2006	$1.258018	$1.463168	3,818,567
	2005	$1.125134	$1.258018	2,243,702
	2004	$1.000000	$1.125134	287,684

Transamerica U.S. Government Securities VP – Service Class	2008	$1.076633	$1.141583	11,470,969
Subaccount Inception Date January 12, 2004	2007	$1.031095	$1.076633	594,485
	2006	$1.013462	$1.031095	911,468
	2005	$1.006658	$1.013462	766,510
	2004	$1.000000	$1.006658	344,681

Transamerica Value Balanced VP – Service Class	2008	$1.341495	$0.917655	860,096
Subaccount Inception Date January 12, 2004	2007	$1.276531	$1.341495	1,675,351
	2006	$1.124023	$1.276531	1,528,939
	2005	$1.072028	$1.124023	1,914,056
	2004	$1.000000	$1.072028	1,636,832

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818886	0.000

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722717	421,062

74

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.420047	$0.750786	669,749
Subaccount Inception Date January 12, 2004	2007	$1.176887	$1.420047	1,043,065
	2006	$1.087808	$1.176887	405,818
	2005	$1.026824	$1.087808	260,663
	2004	$1.000000	$1.026824	135,312

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013273	77,336

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.076633	$1.141583	62,862,336
Subaccount Inception Date January 12, 2004	2007	$1.031095	$1.076633	2,244,597
	2006	$1.013462	$1.031095	30,086
	2005	$1.006658	$1.013462	46,321
	2004	$1.000000	$1.006658	2,844

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.312266	$0.814015	574,153
Subaccount Inception Date January 12, 2004	2007	$1.263927	$1.312266	1,132,105
	2006	$1.109095	$1.263927	876,922
	2005	$1.074523	$1.109095	364,432
	2004	$1.000000	$1.074523	270,086

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990582	7,896

ProFund VP Asia 30	2008	$1.169336	$0.567641	476,431
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.169336	491,315

ProFund VP Basic Materials	2008	$1.112700	$0.533535	486,474
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.112700	856,967

ProFund VP Bull	2008	$0.957874	$0.589355	3,992
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.957874	22,732

ProFund VP Consumer Services	2008	$0.915722	$0.620240	38,408
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915722	0.00

ProFund VP Emerging Markets	2008	$1.147797	$0.565446	174,997
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147797	209,777

ProFund VP Europe 30	2008	$1.029646	$0.569124	27,149
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029646	695,548

ProFund VP Falling US Dollar	2008	$1.058302	$0.991242	175,557
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.058302	49,043

ProFund VP Financials	2008	$0.864405	$0.421999	384,176
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.864405	23,762

ProFund VP International	2008	$1.010646	$0.554657	11,974
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010646	18,956

ProFund VP Japan	2008	$0.912928	$0.533087	14,432
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912928	0.00

ProFund VP Mid-Cap	2008	$0.975794	$0.593652	235,212
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975794	0.00

ProFund VP Money Market	2008	$1.011855	$1.007222	4,565,949
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.011855	1,966,107

ProFund VP Oil & Gas	2008	$1.091443	$0.679293	809,746
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.091443	401,354

ProFund VP NASDAQ-100	2008	$1.063447	$0.603784	114,283
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.063447	66,698

75

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2008	$0.999931	$0.794498	82,400
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999931	0.00

ProFund VP Precious Metals	2008	$1.178332	$0.805369	903,744
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.178332	512,678

ProFund VP Short Emerging Markets	2008	$0.824467	$1.076147	282,527
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.824467	0.00

ProFund VP Short International	2008	$0.983459	$1.341935	147,625
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.983459	0.00

ProFund VP Short NASDAQ-100	2008	$0.973485	$1.423786	150,916
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973485	13,824

ProFund VP Short Small-Cap	2008	$1.083578	$1.327218	105,204
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.083578	30,149

ProFund VP Small-Cap	2008	$0.906677	$0.578142	8,293
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.906677	0.00

ProFund VP Small-Cap Value	2008	$0.916408	$0.627040	222,563
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.916408	0.00

ProFund VP Telecommunications	2008	$0.954360	$0.617806	18,117
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.954360	2,474

ProFund VP UltraSmall-Cap	2008	$0.886857	$0.296014	16,508
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886857	0.00

ProFund VP U.S. Government Plus	2008	$1.082268	$1.599956	565,710
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.082268	217,734

ProFund VP Utilities	2008	$1.074825	$0.735283	348,603
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074825	759,474

Access VP High Yield FundSM	2008	$1.031031	$0.970485	473,462
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.031031	2,972

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.238522	$0.961384	14,037,704
Subaccount Inception Date January 12, 2004	2007	$1.181464	$1.238522	14,733,665
	2006	$1.095988	$1.181464	14,430,621
	2005	$1.056719	$1.095988	12,235,089
	2004	$1.000000	$1.056719	7,503,001

Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.467189	$0.872926	17,511,200
Subaccount Inception Date January 12, 2004	2007	$1.381527	$1.467189	26,847,935
	2006	$1.213363	$1.381527	25,275,163
	2005	$1.097614	$1.213363	20,537,855
	2004	$1.000000	$1.097614	10,035,215

Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.328693	$0.968489	31,000,297
Subaccount Inception Date January 12, 2004	2007	$1.248802	$1.328693	44,798,869
	2006	$1.136894	$1.248802	44,855,307
	2005	$1.074467	$1.136894	38,446,637
	2004	$1.000000	$1.074467	22,424,620

76

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class	2008	$1.410558	$0.934434	55,363,989
Subaccount Inception Date January 12, 2004	2007	$1.327918	$1.410558	74,341,269
	2006	$1.184151	$1.327918	66,333,637
	2005	$1.092831	$1.184151	45,633,076
	2004	$1.000000	$1.092831	18,940,718

Transamerica International Moderate Growth VP – Service Class	2008	$1.106246	$0.695766	5,478,470
Subaccount Inception Date May 1, 2006	2007	$1.032458	$1.106246	3,391,652
	2006	$1.000000	$1.032458	1,315,507

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.559110	$1.015281	1,200,379
Subaccount Inception Date January 12, 2004	2007	$1.512915	$1.559110	1,811,798
	2006	$1.313474	$1.512915	2,342,337
	2005	$1.149081	$1.313474	1,053,249
	2004	$1.000000	$1.149081	180,932

Transamerica Capital Guardian Value VP – Service Class	2008	$1.277534	$0.761001	754,855
Subaccount Inception Date January 12, 2004	2007	$1.384111	$1.277534	1,249,142
	2006	$1.205949	$1.384111	1,242,159
	2005	$1.135763	$1.205949	1,162,876
	2004	$1.000000	$1.135763	671,525

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.900683	$1.079416	1,418,373
Subaccount Inception Date January 12, 2004	2007	$2.067380	$1.900683	2,679,802
	2006	$1.474943	$2.067380	3,805,594
	2005	$1.319407	$1.474943	2,790,656
	2004	$1.000000	$1.319407	1,226,832

Transamerica Federated Market Opportunity VP – Service Class	2008	$1.082598	$1.019485	2,270,517
Subaccount Inception Date January 12, 2004	2007	$1.038970	$1.082598	3,722,063
	2006	$1.090700	$1.103897	4,817,706
	2005	$1.054486	$1.090700	5,230,056
	2004	$1.000000	$1.054486	2,845,832

Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.108765	$1.152552	1,864,431
Subaccount Inception Date January 12, 2004	2007	$1.053040	$1.108765	960,657
	2006	$1.028816	$1.053043	1,134,018
	2005	$1.020550	$1.028816	790,305
	2004	$1.000000	$1.020550	578,796

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.284944	$0.792868	571,446
Subaccount Inception Date January 12, 2004	2007	$1.247416	$1.284944	1,167,784
	2006	$1.098576	$1.247416	796,705
	2005	$1.077814	$1.098576	1,054,002
	2004	$1.000000	$1.077814	1,591,931

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.231692	$0.771946	674,328
Subaccount Inception Date January 12, 2004	2007	$1.237717	$1.231692	1,178,963
	2006	$1.059368	$1.237717	1,211,730
	2005	$1.033259	$1.059368	1,239,124
	2004	$1.000000	$1.033259	1,141,234

Transamerica MFS High Yield VP – Service Class	2008	$1.171341	$0.862263	302,315
Subaccount Inception Date January 12, 2004	2007	$1.165918	$1.171341	494,975
	2006	$1.067163	$1.165918	1,546,606
	2005	$1.064471	$1.067163	285,552
	2004	$1.000000	$1.064471	280,788

Transamerica MFS International Equity VP – Service Class	2008	$1.006958	$0.641028	529,812
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.006958	583,903

77

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class	2008	$1.450893	$0.843555	598,898
Subaccount Inception Date January 12, 2004	2007	$1.222909	$1.450893	689,877
	2006	$1.177448	$1.222909	619,802
	2005	$1.101675	$1.177448	539,799
	2004	$1.000000	$1.101675	389,681

Transamerica Munder Net50 VP – Service Class	2008	$1.276482	$0.709868	386,105
Subaccount Inception Date January 12, 2004	2007	$1.106643	$1.276482	421,654
	2006	$1.123731	$1.106643	326,280
	2005	$1.055671	$1.123731	337,135
	2004	$1.000000	$1.055671	316,895

Transamerica PIMCO Total Return VP – Service Class	2008	$1.132924	$1.084505	1,948,494
Subaccount Inception Date January 12, 2004	2007	$1.054338	$1.132924	1,535,592
	2006	$1.027433	$1.054338	1,379,971
	2005	$1.019517	$1.027433	1,409,730
	2004	$1.000000	$1.019517	647,922

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.367637	$0.861810	1,122,075
Subaccount Inception Date January 12, 2004	2007	$1.343728	$1.367637	1,762,404
	2006	$1.146093	$1.343728	1,550,484
	2005	$1.117827	$1.146093	1,791,077
	2004	$1.000000	$1.117827	1,192,977

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.259355	$0.790971	790,910
Subaccount Inception Date January 12, 2004	2007	$1.166953	$1.259355	831,582
	2006	$1.143320	$1.166953	1,396,740
	2005	$1.048551	$1.143320	2,664,103
	2004	$1.000000	$1.048551	424,410

Transamerica Templeton Global VP – Service Class	2008	$1.461312	$0.810875	1,246,780
Subaccount Inception Date January 12, 2004	2007	$1.286892	$1.461312	1,924,779
	2006	$1.100008	$1.286892	1,917,576
	2005	$1.038628	$1.100008	968,060
	2004	$1.000000	$1.038628	986,140

Transamerica Third Avenue Value VP – Service Class	2008	$1.575116	$0.913369	3,077,286
Subaccount Inception Date January 12, 2004	2007	$1.580003	$1.575116	5,437,812
	2006	$1.381608	$1.580003	5,901,527
	2005	$1.180749	$1.381608	4,569,962
	2004	$1.000000	$1.180749	2,201,142

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037196	197,061

Transamerica Balanced VP – Service Class	2008	$1.383300	$0.921155	725,686
Subaccount Inception Date January 12, 2004	2007	$1.235435	$1.383300	775,121
	2006	$1.150301	$1.235435	643,570
	2005	$1.080469	$1.150301	441,236
	2004	$1.000000	$1.080469	426,075

Transamerica Convertible Securities VP – Service Class	2008	$1.405090	$0.874260	288,654
Subaccount Inception Date January 12, 2004	2007	$1.202787	$1.405090	530,552
	2006	$1.100560	$1.202787	530,249
	2005	$1.076169	$1.100560	505,776
	2004	$1.000000	$1.076169	213,495

Transamerica Equity VP – Service Class	2008	$1.597073	$0.848962	2,886,962
Subaccount Inception Date January 12, 2004	2007	$1.393568	$1.597073	4,966,750
	2006	$1.301820	$1.393568	5,004,670
	2005	$1.133532	$1.301820	3,094,460
	2004	$1.000000	$1.133532	2,090,656

78

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class	2008	$1.635742	$0.952072	869,552
Subaccount Inception Date January 12, 2004	2007	$1.349470	$1.635742	1,161,648
	2006	$1.302497	$1.349470	1,128,273
	2005	$1.137520	$1.302497	898,940
	2004	$1.000000	$1.137520	590,910

Transamerica Money Market VP – Service Class	2008	$1.077129	$1.086807	12,819,367
Subaccount Inception Date January 12, 2004	2007	$1.041050	$1.077129	3,860,358
	2006	$1.008922	$1.041050	2,299,227
	2005	$0.995342	$1.008922	3,530,333
	2004	$1.000000	$0.995342	3,399,298

Transamerica Science & Technology VP – Service Class	2008	$1.338358	$0.675774	145,102
Subaccount Inception Date January 12, 2004	2007	$1.022769	$1.338358	478,138
	2006	$1.027685	$1.022769	94,125
	2005	$1.021512	$1.027685	104,006
	2004	$1.000000	$1.021512	115,795

Transamerica Small/Mid Cap Value VP – Service Class	2008	$1.799817	$1.047827	1,674,005
Subaccount Inception Date May 1, 2004	2007	$1.465093	$1.799817	2,852,907
	2006	$1.259050	$1.465093	1,606,608
	2005	$1.125499	$1.259050	1,612,485
	2004	$1.000000	$1.125499	280,786

Transamerica U.S. Government Securities VP – Service Class	2008	$1.078770	$1.144422	39,687,242
Subaccount Inception Date January 12, 2004	2007	$1.032619	$1.078770	574,423
	2006	$1.014459	$1.032619	385,218
	2005	$1.007147	$1.014459	384,076
	2004	$1.000000	$1.007147	525,455

Transamerica Value Balanced VP – Service Class	2008	$1.344145	$0.919930	493,153
Subaccount Inception Date January 12, 2004	2007	$1.278416	$1.344145	642,026
	2006	$1.125117	$1.278416	669,707
	2005	$1.072534	$1.125117	835,699
	2004	$1.000000	$1.072534	408,280

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.819159	2,879

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722951	571,628

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.422831	$0.752635	932,011
Subaccount Inception Date January 12, 2004	2007	$1.178603	$1.422831	1,235,573
	2006	$1.088865	$1.178603	1,142,007
	2005	$1.027325	$1.088865	914,108
	2004	$1.000000	$1.027325	846,034

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013344	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.078770	$1.144422	39,589,434
Subaccount Inception Date January 12, 2004	2007	$1.032619	$1.078770	1,112,969
	2006	$1.014459	$1.032619	28,050
	2005	$1.007147	$1.014459	10,986
	2004	$1.000000	$1.007147	0

Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$1.314839	$0.816018	1,464,748
Subaccount Inception Date January 12, 2004	2007	$1.265780	$1.314839	1,171,464
	2006	$1.110169	$1.265780	773,524
	2005	$1.075035	$1.110169	702,915
	2004	$1.000000	$1.075035	382,634

79

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990648	208,139

ProFund VP Asia 30	2008	$1.169526	$0.568013	212,811
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.169526	288,851

ProFund VP Basic Materials	2008	$1.112879	$0.533888	382,888
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.112879	842,640

ProFund VP Bull	2008	$0.958122	$0.589809	211,856
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.958122	138,272

ProFund VP Consumer Services	2008	$0.915866	$0.620653	756
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915866	0.00

ProFund VP Emerging Markets	2008	$1.147982	$0.565820	239,872
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147982	91,400

ProFund VP Europe 30	2008	$1.029815	$0.569495	10,721
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029815	1,187,307

ProFund VP Falling US Dollar	2008	$1.058469	$0.991895	62,681
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.058469	18,740

ProFund VP Financials	2008	$0.864541	$0.422279	344,881
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.864541	2,573

ProFund VP International	2008	$1.010814	$0.555013	102,857
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010814	65,581

ProFund VP Japan	2008	$0.913075	$0.533450	4,825
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.913075	45,859

ProFund VP Mid-Cap	2008	$0.975945	$0.594038	179,947
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975945	0.00

ProFund VP Money Market	2008	$1.012111	$1.007962	9,062,041
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.012111	7,426,750

ProFund VP Oil & Gas	2008	$1.091613	$0.679741	926,455
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.091613	307,483

ProFund VP NASDAQ-100	2008	$1.063719	$0.604236	311,304
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.063719	51,137

ProFund VP Pharmaceuticals	2008	$1.000086	$0.795015	104,014
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.000086	0.00

ProFund VP Precious Metals	2008	$1.178522	$0.805899	481,357
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.178522	54,506

ProFund VP Short Emerging Markets	2008	$0.824593	$1.076853	91,631
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.824593	0.00

ProFund VP Short International	2008	$0.983612	$1.342812	151,606
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.983612	16,120

ProFund VP Short NASDAQ-100(4)	2008	$0.973637	$1.424720	127,728
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973637	14,232

ProFund VP Short Small-Cap	2008	$1.083859	$1.328218	45,742
Subaccount Inception Date June 21, 2007	2007	$1.000000	$1.083859	13,154

ProFund VP Small-Cap	2008	$0.906913	$0.578583	5,946
Subaccount Inception Date June 21, 2007	2007	$1.000000	$0.906913	8,258

ProFund VP Small-Cap Value	2008	$0.916559	$0.627447	192,472
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.916559	20,893

80

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2008	$0.954517	$0.618208	1,170
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.954517	1,170

ProFund VP UltraSmall-Cap	2008	$0.887004	$0.296207	51,388
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.887004	0.00

ProFund VP U.S. Government Plus	2008	$1.082444	$1.601015	408,948
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.082444	595,500

ProFund VP Utilities	2008	$1.074995	$0.735767	430,863
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074995	1,362,559

Access VP High Yield FundSM	2008	$1.031187	$0.971112	2,581,435
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.031187	0.00

81

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2008, 2007 and 2006

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

1
A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes at December 31, 2008.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 27, 2009

2
A member firm of Ernst & Young Global Limited

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
Admitted assets
Cash and invested assets:
Bonds	$619,733	$696,849
Preferred stocks	4,545	4,673
Common stocks of affiliated entities (cost: 2008—$21,422 and 2007—$20,659)	26,092	24,397
Mortgage loans on real estate	12,754	24,493
Home office properties	37,806	38,574
Cash, cash equivalents and short-term investments	279,506	45,633
Policy loans	411,020	410,844
Invested asset receivable	25,399	—
Other invested assets	8,351	10,358

Total cash and invested assets	1,425,206	1,255,821

Net deferred income tax asset	76,045	30,879
Premiums deferred and uncollected	4,431	4,970
Reinsurance receivable	3,293	8,579
Federal income tax recoverable	75,192	—
Receivable from parent, subsidiaries and affiliates	81,614	16,005
Investment income due and accrued	7,577	7,722
Cash surrender value of life insurance policies	66,323	63,948
Due from broker	104,605	—
Other admitted assets	7,954	7,386
Separate account assets	6,275,403	10,373,595

Total admitted assets	$8,127,643	$11,768,905

3

	December 31
	2008	2007
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,113,616	$1,055,742
Annuity	621,785	596,029
Accident and health	39	—
Life policy and contract claim reserves	22,480	15,373
Liability for deposit-type contracts	14,520	16,119
Other policyholders’ funds	43	50
Interest maintenance reserve	19,586	—
Remittances and items not allocated	6,916	9,202
Federal and foreign income taxes payable	—	973
Transfers to separate accounts due or accrued	(719,097)	(888,410)
Asset valuation reserve	4,380	7,096
Reinsurance in unauthorized companies	1,174	—
Funds held under coinsurance and other reinsurance treaties	121,095	16,541
Payable to affiliates	65,264	37,892
Amounts incurred under modified coinsurance agreements	35,317	3,607
Unearned investment income	10,551	10,472
Disbursement payable—contract termination	225,843	—
Other liabilities	28,636	25,921
Separate account liabilities	6,275,403	10,373,595

Total liabilities	7,847,551	11,280,202

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	45,322	—
Paid-in surplus	149,634	151,259
Unassigned surplus	82,636	334,944

Total capital and surplus	280,092	488,703

Total liabilities and capital and surplus	$8,127,643	$11,768,905

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$574,562	$583,890	$582,936
Annuity	213,833	429,894	584,189
Accident and health	447	—	—
Net investment income	71,623	68,832	64,109
Amortization of interest maintenance reserve	(443)	(510)	(437)
Commissions and expense allowances on reinsurance ceded	(11,229)	11,826	9,385
Reserve adjustments on reinsurance ceded	1,982,087	10,216	8,451
Income from fees associated with investment management, administration and contract guarantees for separate accounts	113,994	137,410	128,081
Income earned on company owned life insurance	2,367	2,323	2,257
Income from administrative service agreement with affiliate	30,230	38,629	36,528
Other	6,616	6,130	5,320

	2,984,087	1,288,640	1,420,819
Benefits and expenses:
Benefits paid or provided for:
Life	83,678	74,138	65,610
Surrender benefits	1,124,340	1,206,556	1,047,578
Annuity benefits	46,871	49,912	47,275
Other benefits	1,860	1,564	2,587
Increase (decrease) in aggregate reserves for policies and contracts:
Life	57,874	69,337	34,451
Annuity	25,756	(40,543)	(56,276)
Accident and health	39	—	—

	1,340,418	1,360,964	1,141,225
Insurance expenses:
Commissions	162,635	174,497	167,682
General insurance expenses	110,328	111,553	101,204
Taxes, licenses and fees	17,089	20,455	16,459
Net transfers from separate accounts	(540,274)	(576,044)	(186,676)
Initial premium on Modco reinsurance transaction	2,006,918	—	—
Other expenses	1,086	947	1,274

	1,757,782	(268,592)	99,943

Total benefits and expenses	3,098,200	1,092,372	1,241,168

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,113)	196,268	179,651
Dividends to policyholders	27	27	29

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,140)	196,241	179,622
Federal income tax (benefit) expense	(54,644)	61,963	67,978

Gain (loss) from operations before net realized capital gains (losses) on investments	(59,496)	134,278	111,644
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	368	(2,623)	345

Net (loss) income	$(59,128)	$131,655	$111,989

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2006	$2,500	$—	$152,185	$236,764	$391,449
Net income	—	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	—	259	259
Change in surplus in separate accounts	—	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	—	24,874	24,874
Dividend to stockholder	—	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	—	1	1
Surplus effect of reinsurance transaction	—	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(404)	—	(404)
Correction of prior year error	—	—	—	21,246	21,246

Balance at December 31, 2006	2,500	—	151,781	312,817	467,098
Net income	—	—	—	131,655	131,655
Change in net unrealized capital gains and losses	—	—	—	638	638
Change in non-admitted assets	—	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	—	8,842	8,842
Dividend to stockholder	—	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(522)	—	(522)

Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703
Net loss	—	—	—	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	—	—	—	1,738	1,738
Change in non-admitted assets	—	—	—	7,856	7,856
Change in asset valuation reserve	—	—	—	2,716	2,716
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,174)	(1,174)
Dividend to stockholder	—	—	—	(200,000)	(200,000)
Change in net deferred income tax asset	—	—	—	(7,619)	(7,619)
Surplus effect of reinsurance transaction	—	—	—	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	—	45,322	—	—	45,322
Correction of interest on taxes	—	—	—	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(1,625)	—	(1,625)

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Operating activities
Premiums collected, net of reinsurance	$789,337	$1,014,138	$1,167,315
Net investment income received	76,682	73,854	71,408
Miscellaneous income received	152,105	204,010	187,060
Benefit and loss related payments	(1,243,327)	(1,333,939)	(1,165,987)
Commissions, expenses paid and aggregate write-ins for deductions	(293,143)	(311,221)	(282,359)
Net transfers to separate accounts and protected cell amounts	709,586	619,060	191,125
Dividends paid to policyholders	(27)	(27)	(29)
Federal and foreign income taxes paid	(33,143)	(69,082)	(60,364)

Net cash provided by operating activities	158,070	196,793	108,169

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	331,923	393,160	513,300
Preferred stocks	—	—	3,020
Common stocks	—	—	8,144
Mortgage loans on real estate	11,740	1,058	988
Other invested assets	—	—	—
Miscellaneous proceeds	8,250	7	962

Total investment proceeds	351,913	394,225	526,414

Costs of investments acquired:
Bonds	(234,428)	(467,479)	(465,786)
Preferred stocks	—	—	(2,488)
Common stocks	(763)	(758)	(4,126)
Mortgage loans on real estate	—	—	(8,501)
Real estate	(122)	(36)	(39)
Other invested assets	(669)	(1,335)	(484)
Miscellaneous applications	(38)	(4,506)	—

Total cost of investments acquired	(236,020)	(474,114)	(481,424)
Net increase in policy loans	(176)	(66,063)	(44,319)

Net cost of investments acquired	(236,196)	(540,177)	(525,743)

Net cash provided by (used in) investing activities	115,717	(145,952)	671

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	—	(18,791)	12,384
Net withdrawals on deposit-type contracts and other insurance liabilities	(1,973)	(835)	(5,334)
Dividends to stockholder	(200,000)	(110,000)	(2,000)
Funds held under reinsurance treaty with unauthorized reinsurers	104,554	446	(1,508)
Payable to affiliates	27,372	(3,370)	21,969
Other cash provided (applied)	30,133	15,035	(52,250)

Net cash used in financing and miscellaneous activities	(39,914)	(117,515)	(26,739)

Net increase (decrease) in cash, cash equivalents and short-term investments	233,873	(66,674)	82,101

Cash, cash equivalents and short-term investments:
Beginning of year	45,633	112,307	30,206

End of year	$279,506	$45,633	$112,307

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers,

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

external fund managers and internal models. In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. During 2008, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2008, 2007 and 2006 net realized capital (losses) gains of $19,356, $(177) and $(2,235), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(443), $(510) and $(437), for the years ended December 31, 2008, 2007 and 2006, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $6, $13 and $20 has been excluded for the years ended December 31, 2008, 2007 and 2006, respectively, with respect to such practices.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $732,493, $910,067 and $1,092,584, in 2008, 2007 and 2006, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $113,994, $137,410 and $128,081, in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $1,628, $832 and $538 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3, $310 and $134 for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company adopted SSAP No. 98 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at December 31, 2008. As a result of the adoption, the Company expects to reduce unassigned surplus by $7,836 at January 1, 2009.

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

The Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

	2008	2007	2006
Net Income (Loss), State of Ohio Basis	$(59,128)	$131,655	$111,989
State permitted practices (Income)	—	—	—

Net Income, NAIC SAP	$(59,128)	$131,655	$111,989

Statutory Surplus, State of Ohio Basis	$280,092	$488,703	$467,098
State permitted practices (Surplus)	(45,322)	—	—

Statutory Surplus, NAIC SAP	$234,770	$488,703	$467,098

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes and Corrections of Errors

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$279,506	$279,506	$45,633	$45,633
Bonds, other than affiliates	619,733	563,150	696,849	694,605
Preferred stocks, other than affiliates	4,545	3,580	4,673	4,646
Mortgage loans on real estate	12,754	11,545	24,493	24,249
Policy loans	411,020	411,020	410,844	410,844
Separate account assets	6,275,403	6,275,403	10,373,595	10,373,595

Liabilities
Investment contract liabilities	632,369	631,698	607,967	606,177
Deposit-type contracts	14,520	14,520	16,119	16,119
Separate account annuity liabilities	3,654,589	3,654,589	6,137,949	6,137,949

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value disclosures.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 —	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 —	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 —	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$271,302	$790	$272,092
Separate Account assets (b)	6,275,403	—	—	6,275,403

Total assets	$6,275,403	$271,302	$790	$6,547,495

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

During 2008, the Company reported the following assets in Level 3 on a recurring basis.

Short-term Investments
Balance at January 1, 2008	$2,199
Change in realized gains/losses included in net income	1,409

Balance at December 31, 2008	$790

Total gains/losses included in income attributable to instruments held at the reporting date	$1,409

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains/ (Losses)
Fixed maturities	$1,692	—	—	$1,692	—

Level 3 Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/ (losses) included in net income.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$97,307	$30,939	$—	$—	$128,246
State, municipal and other government	4,477	—	661	377	3,439
Public utilities	10,493	233	—	359	10,367
Industrial and miscellaneous	212,419	546	7,927	11,830	193,208
Mortgage and other asset-backed securities	295,037	1,120	46,570	21,697	227,890

	$619,733	$32,838	$55,158	$34,263	$563,150
Unaffiliated preferred stocks	4,545	—	832	133	3,580

	$624,278	$32,838	$55,990	$34,396	$566,730

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$152,325	$5,531	$—	$1	$157,855
State, municipal and other government	4,494	115	—	58	4,551
Public utilities	14,942	345	32	—	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	$696,849	$10,070	$4,890	$7,424	$694,605
Unaffiliated preferred stocks	4,673	60	76	11	4,646

	$701,522	$10,130	$4,966	$7,435	$699,251

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 68 and 57 securities with a carrying amount of $202,928 and $181,439 and an unrealized loss of $55,990 and $4,966, with an average price of 72.4 and 97.3 (fair value/amortized cost). Of this portfolio, 88.42% and 97.43% were investment grade with associated unrealized losses of $43,441 and $4,645, respectively.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 95 and 59 securities with a carrying amount of $219,972 and $181,236 and an unrealized loss of $34,396 and $7,435 with an average price of 84.4 and 95.9 (fair value/amortized cost). Of this portfolio, 91.71% and 93.47% were investment grade with associated unrealized losses of $30,889 and $7,145, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2008, the Company’s asset-backed securities (ABS) credit card portfolio had a fair value $11,970 less than the carrying amount. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large subprime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade. The Company’s entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of the securities in an unrealized loss position in this portfolio are projecting payment in full. As there has been no impact to expected future cash flows, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company’s ABS housing portfolio had a fair value $17,144 less than the carrying amount. ABS Housing securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not our particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on our particular tranche.

Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2008 or 2007.

The actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings at December 31, 2008 are $66,543, $66,514 and $49,487, respectively. As the remaining unrealized losses in the ABS housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s commercial mortgage-backed securities (CMBS) portfolio had a fair value $23,321 less than the carrying amount. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit and single borrower mortgages.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.

All of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$5	$—	$5
State, municipal and other government	1,240	2,200	3,440
Public utilities	—	8,318	8,318
Industrial and miscellaneous	40,345	110,783	151,128
Mortgage and other asset-backed securities	102,536	63,506	166,042

	144,126	184,807	328,933
Unaffiliated preferred stocks	2,811	769	3,580

	$146,937	$185,576	$332,513

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007

Unaffiliated bonds:
United States Government and agencies	$—	$823	$823
State, municipal and other government	—	1,851	1,851
Public utilities	4,963	—	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,589
Unaffiliated preferred stocks	3,207	477	3,684

	$176,472	$173,801	$350,273

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$24,550	$24,569
Due after one year through five years	142,410	131,768
Due after five years through ten years	50,012	43,033
Due after ten years	107,724	135,890

	324,696	335,260
Mortgage and other asset-backed securities	295,037	227,890

	$619,733	$563,150

A detail of net investment income is presented below:

	Year Ended December 31
	2008	2007	2006
Income:
Bonds	$36,265	$32,953	$32,693
Preferred stocks	258	264	421
Common stocks of affiliated entities	8,085	6,160	10,010
Mortgage loans on real estate	1,705	1,501	1,183
Real estate	4,562	7,243	7,400
Policy loans	23,746	22,127	18,870
Cash, cash equivalents and short-term investments	4,194	9,852	—
Other invested assets	(2,677)	(2,995)	—
Other	2,534	492	2,279

Gross investment income	78,672	77,597	72,856
Less investment expenses	(7,049)	(8,765)	(8,747)

Net investment income	$71,623	$68,832	$64,109

Investment expenses include expenses for the occupancy of company-owned property of $3,949, $3,759 and $3,668 during 2008, 2007 and 2006, respectively, as well as depreciation expense on these properties of $890, $890 and $887, respectively.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$308,079	$372,675	$510,357

Gross realized gains	$35,518	$2,154	$1,685
Gross realized losses	(7,238)	(2,426)	(4,689)

Net realized capital gains (losses)	$28,280	$(272)	$(3,004)

The Company had gross realized losses of $4,739 in 2008 which relate to losses recognized on other than temporary declines in fair values of bonds. The Company did not have gross realized losses in 2007 or 2006 related to losses recognized on other than temporary declines in fair values of bonds.

At December 31, 2008, bonds with an aggregate carrying value of $3,823 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2008	2007	2006
Bonds	$23,541	$(272)	$(3,004)
Common stocks	—	—	(20)
Cash, cash equivalents, and short-term investments	(1,508)	(1,230)	—
Derivatives	9,756	(2,240)	(858)
Other invested assets	1	(164)	952

	31,790	(3,906)	(2,930)
Federal income tax effect	(12,066)	1,106	1,040
Transfer to (from) interest maintenance reserve	(19,356)	177	2,235

Net realized capital gains (losses) on investments	$368	$(2,623)	$345

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2008	2007	2006
Bonds	$(2,070)	$—	$—
Common stocks	932	638	(43,656)

Change in unrealized capital gains (losses)	$(1,138)	$638	$(43,656)

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	December 31
	2008	2007
Unrealized gains	$7,228	$6,212
Unrealized losses	(2,559)	(2,475)

Net unrealized gains	$4,669	$3,737

During 2008 and 2007, the Company did not issue any mortgage loans.

During 2008, 2007 and 2006, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2008, 2007 and 2006, the Company held a mortgage loan loss reserve in the asset valuation reserve of $61, $233 and $243, respectively.

At December 31, 2008, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from seven to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491. There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.

At December 31, 2007, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from eight to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 is $2,053. There were no impairment losses, write-downs, or reclassifications during 2007 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $9,756, $(2,240) and $(858) for the years ended December 31, 2008, 2007 and 2006, respectively.

6. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$990,717	$1,084,449	$1,229,963
Reinsurance assumed—affiliated	3,730	3,853	2,382
Reinsurance ceded—affiliated	(170,903)	(48,572)	(43,611)
Reinsurance ceded—non-affiliated	(34,702)	(25,946)	(21,609)

Net premiums earned	$788,842	$1,013,784	$1,167,125

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $40,858, $37,977 and $34,248 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $19,752 and $14,863, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $266,137 and $112,489, respectively. As of December 31, 2008 and 2007, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $224,853 and $75,817, respectively.

The net amount of the reduction in surplus at December 31, 2008 if all reinsurance agreements were cancelled is $8,307.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd, an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. At December 31, 2008, the Company holds collateral in the form of letters of credit of $95,000 from the assuming company.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to Transamerica International Re (Bermuda) Ltd., an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61. For each of the years ended December 31, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2008 and 2007 were $131,155 and $79,000, respectively.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Non-admitted assets	$5,587	$6,650
Partnerships	945	3,029
Tax basis deferred acquisition costs	92,162	93,168
Reserves	123,431	135,841
Unrealized capital losses	32	31
§807(f) assets	163	187
Deferred intercompany losses	2,800	744
Guaranty funds	926	926
Credit carryforwards	—	2,482
Miscellaneous accruals	4,212	3,814
Other	2,352	1,938

Total deferred income tax assets	232,610	248,810

Deferred income tax assets non-admitted	115,396	165,305

Admitted deferred income tax assets	117,214	83,505

Deferred income tax liabilities:
Partnerships	310	—
Real estate	27	27
§807(f) liabilities	39,919	52,151
Unrealized capital gains	213	243
Deferred intercompany gains	32	—
Other	668	205

Total deferred income tax liabilities	41,169	52,626

Net admitted deferred income tax asset	$76,045	$30,879

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2008	2007	Change
Total deferred income tax assets	$232,610	$248,810	$(16,200)
Total deferred income tax liabilities	41,169	52,626	11,457

Net deferred income tax asset	$191,441	$196,184	(4,743)

Tax effect of unrealized gains (losses)			(2,876)

Change in net deferred income tax			$(7,619)

	December 31
	2007	2006	Change
Total deferred income tax assets	$248,810	$250,068	$(1,258)
Total deferred income tax liabilities	52,626	62,726	10,100

Net deferred income tax asset	$196,184	$187,342	8,842

Tax effect of unrealized gains (losses)			—

Change in net deferred income tax			$8,842

Non-admitted deferred tax assets increased (decreased) $(49,909), $8,490 and $22,220 for 2008, 2007 and 2006, respectively.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. The following charts outline the effect of this permitted practice on the Company’s financial statements:

		3 years		1 year		Change
18 e.	Gross DTAs at Enacted Tax Rate		$232,610		$232,610		$—
	Admitted Gross DTAs (paragraph 10 a.)	$30,723		$30,723		$—
	Admitted Gross DTAs (paragraph 10 b.)	45,322		—		45,322
	Admitted Gross DTAs (paragraph 10 c.)	41,169		41,169		—

	Total Admitted Gross DTAs	117,214	(117,214)	71,892	(71,892)	45,322	(45,322)

	Nonadmitted Gross DTAs		115,396		160,718		(45,322)
	Admitted DTA		117,214		71,892		45,322
	Gross DTL		(41,169)		(41,169)		—

	Net Admitted DTA		$76,045		$30,723		$45,322

18 f.	10 a.—Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						$30,723
	10 b.i.—Gross DTAs, after application of 10a. expected to be realized within one year					$—
	10 b.ii.—10% of adjusted capital and surplus as shown on most recently filed statement					48,943
	Lesser of 10 b.i. or 10 b.ii.						—
	10 c.—Gross DTAs, after 10a. And 10b. That can be offset against gross DTLs						41 ,169

	Admitted Gross DTAs						71,892
	Gross DTLs						(41,169)

	Net Admitted DTAs						$30,723

10 d.ii.—If the reporting entity’s financial statements and risk-based capital (RBC) calculated using a DTA as the sum of 10 a., 10 b., 10 c. results in the Company’s risk-based capital level being above the maximum risk-based capital level where an action level could occur as a result of a trend test (i.e., 250% for life entities and 300% for property/casualty entities), then the reporting entity may admit a higher amount as calculated in paragraph 10 e.:

	Total adjusted capital using a DTA in accordance with 10 a., 10 b., and 10 c.						$239,472

	Authorized control level						44,224

	Total adjusted capital exceeds 250% of authorized control level, therefore DTA in accordance with 10 e. may be admitted.

	10 e.i.—Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						30,723
	10 e.ii. (a)—Gross DTAs, after application of 10 e.i. expected to be realized within three years					$45,322
	10 e.ii. (b)—15% of adjusted capital and surplus as shown on most recently filed statement					73,414
	Lesser of 10 e.ii. (a) or 10 e.ii. (b)						45,322
	10 e.iii.—Gross DTAs, after 10 e.i. and 10 e.ii. that can be offset against gross DTLs						41,169

	Admitted Gross DTAs						117,214
	Gross DTLs						(41,169)

	Net Admitted DTAs						$76,045

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(28,823)	$67,317	$61,842
Deferred acquisition costs—tax basis	(1,023)	(314)	327
Dividends received deduction	(7,490)	(8,946)	(11,099)
IMR amortization	155	179	153
Investment income items	2,196	97	(375)
Limited partnership book/tax difference	156	232	223
Prior year under accrual	657	192	1,647
Reinsurance transactions	1,240	(423)	(339)
Tax credits	(5,370)	(3,198)	(3,167)
Tax reserve valuation	(2,895)	6,380	17,750
Miscellaneous accruals	(629)	1,576	43
Non-deductible items	917	91	100
Depreciation	(50)	(56)	(178)
LOLI	(831)	(887)	(790)
Other	(788)	(1,383)	801

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(42,578)	60,857	66,938
Less tax expense (benefit) on capital gains (losses)	12,066	(1,106)	(1,040)

Total federal income tax (benefit) expense	$(54,644)	$61,963	$67,978

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2008	2007	2006
Federal income tax expense on operations and capital gains (losses) on investments	$(42,578)	$60,857	$66,938
Change in net deferred income taxes	(7,619)	8,842	24,874

Total statutory income tax (benefit) expense	$(34,959)	$52,015	$42,064

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based upon separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.

The Company did not incur income taxes during 2008, which will be available for recoupment in the event of future net losses. The Company incurred income taxes during 2007 and 2006 of $60,165 and $65,214, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2008		2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$32,391	1%	$20,695	0%
At book value less surrender charge of 5% or more	69,724	1	81,307	1
At fair value	3,696,287	83	6,164,883	91

Total with adjustment or at market value	3,798,402	85	6,266,885	92
At book value without adjustment (minimal or no charge or adjustment)	428,383	10	431,030	6
Not subject to discretionary withdrawal	235,131	5	92,330	2

Total annuity reserves and deposit liabilities	4,461,916	100%	6,790,245	100%

Less reinsurance ceded	165,616		35,260

Net annuity reserves and deposit liabilities	$4,296,300		$6,754,985

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$—	$—	$731,603	$731,603

Reserves for accounts with assets at fair value at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	5,556,306	5,556,306
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$—	$—	$909,554	$909,554

Reserves for accounts with assets at fair value at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	9,485,165	9,485,165
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,485,165	9,485,165
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$732,493	$910,067	$1,092,584
Transfers from separate accounts	1,274,005	1,484,712	1,758,650

Net transfers from separate accounts	(541,512)	(574,645)	(666,066)
Other reconciling adjustments	1,238	(1,399)	215

Net transfers as reported in the summary of operations of the Company	$(540,274)	$(576,044)	$(665,851)

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Income Benefit	$990,339	$104,921	$97,859
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Death Benefit	$3,074,498	$193,360	$157,384
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2008
Ordinary direct renewal business	$2,796	$1,625	$4,421
Ordinary new business	9	1	10

	$2,805	$1,626	$4,431

December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

At December 31, 2008 and 2007, the Company had insurance in force aggregating $3,644,366 and $2,170,424 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $22,357 and $15,281 to cover these deficiencies at December 31, 2008 and 2007, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $23,477.

On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make the dividend payment. The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,444, $1,829 and $1,432 for 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $793, $905 and $864 for 2008, 2007 and 2006, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2008, 2007 and 2006 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $143, $179 and $147 for 2008, 2007 and 2006, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2008, 2007 and 2006, the Company paid $95,980, $106,392 and $94,305, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $30,230, $38,629 and $36,528 from this agreement during 2008, 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2008, 2007 and 2006, the Company received $95,867, $100,815 and $91,726, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2008, 2007 and 2006, the Company has a net amount of $(16,350), $21,887 and $9,683, respectively, due (from) to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2008, 2007 and 2006, the Company paid net interest of $924, $1,954 and $1,599, respectively, to affiliates.

At December 31, 2008, the Company did not hold any short-term notes receivable.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2008 and 2007, the cash surrender value of these policies was $66,323 and $63,948, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,337 and $3,344 with no offsetting premium tax benefit at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $36, $(22) and $36 for 2008, 2007 and 2006, respectively.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007, securities in the amount of $158,452 were on loan under securities lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash. At December 31, 2008, there were no securities on loan under securities lending agreements.

The Company has contingent commitments of $1,491 and $2,053 as of December 31, 2008 and 2007, respectively, for LIHTC investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2008 and 2007 respectively, the Company pledged assets in the amount of $36,127 and $6,449 to satisfy the requirements of futures trading accounts.

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During the period January 1, 2006 through June 30, 2006, the Company sold $32,428 of agent balances without recourse to ADB Corporation, LLC, an affiliated entity. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus has retained such balances as non-admitted receivables. Agent receivables in the amount of $15,409, $18,673 and $20,261 were non-admitted as of December 31, 2008, 2007 and 2006, respectively.

52

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$97,307	$128,246	$97,307
States, municipalities and political subdivisions	54,143	55,007	54,143
Foreign governments	3,652	2,754	3,652
Public utilities	10,493	10,367	10,493
All other corporate bonds	454,138	366,776	454,138
Preferred stocks	4,545	3,580	4,545

Total fixed maturities	624,278	566,730	624,278

Mortgage loans on real estate	12,754		12,754
Real estate	37,806		37,806
Policy loans	411,020		411,020
Cash, cash equivalents and short-term investments	279,506		279,506
Other invested assets	8,351		8,351

Total investments	$1,373,715		$1,373,715

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

53

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$1,097,394	20,196	$574,634	$45,656	$370,010	$237,806
Group life	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

Year ended December 31, 2007
Individual life	$1,040,192	14,956	$583,844	$42,731	$304,367	$241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)

Year ended December 31, 2006
Individual life	$971,044	12,448	$582,703	$33,573	$727,802	$(178,400)
Group life	15,361	198	233	694	445	55
Annuity	636,572	238	584,189	29,842	892,153	(200,887)

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

54

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%

	$990,717	$205,605	$3,730	$788,842	0%

Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0%
Annuity	437,105	7,212	—	429,893	0%

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0%
Annuity	591,578	7,389	—	584,189	0%

	$1,229,963	$65,220	$2,382	$1,167,125	0%

55

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Year Ended December 31, 2008

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Financial Statements

December  31, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

WRL Freedom Premier ® III Variable Annuity

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of Western Reserve Life Assurance Co. of Ohio Separate Account VA U (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation - Conservative VP, Transamerica Asset Allocation - Growth VP, Transamerica Asset Allocation - Moderate VP, Transamerica Asset Allocation - Moderate Growth VP, Transamerica International Moderate Growth VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Sec VP, Transamerica Federated Market Opportunity VP, Transamerica Science & Technology VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica MFS High Yield VP, Transamerica MFS International Equity VP, Transamerica Munder Net50 VP, Transamerica PIMCO Total Return VP, Transamerica Legg Mason Partners All Cap VP, Transamerica T.Rowe Price Equity Income VP, Transamerica T.Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities-PAM Fund, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Fidelity - VIP Index 500 Portfolio, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Basic Materials, ProFund VP Pharmaceuticals, ProFund VP Telecommunications, ProFund VP Asia 30, ProFund VP Oil & Gas, ProFund VP U.S. Government Plus, ProFund VP Consumer Services, ProFund VP Precious Metals, ProFund VP Europe 30, ProFund VP Short NASDAQ-100, ProFund VP Utilities, ProFund VP Financials, ProFund VP Small-Cap Value, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Falling U.S. Dollar, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, Access VP High Yield FundSM, AllianceBernstein Balanced Wealth Strategy Portfolio, and Franklin Templeton VIP Founding Funds Allocation Fund subaccounts), at December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA U at December 31, 2008, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

1

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Assets
Investment in securities:
Number of shares	803,726.245	8,068,227.521	11,023,938.958	18,094,338.942

Cost	$10,105,220	$87,701,037	$130,190,038	$215,368,173

Investments in mutual funds, Level 1 quoted prices at net asset value	$10,110,876	$66,482,195	$71,876,082	$150,183,013
Receivable for units sold	—	—	—	94

Total assets	10,110,876	66,482,195	71,876,082	150,183,107

Liabilities
Payable for units redeemed	2	35	125	—

	$10,110,874	$66,482,160	$71,875,957	$150,183,107

Net Assets:
Deferred annuity contracts terminable by owners	$10,110,874	$66,482,160	$71,875,957	$150,183,107

Total net assets	$10,110,874	$66,482,160	$71,875,957	$150,183,107

Accumulation units outstanding:
M&E - 1.25%	1,864,431	14,037,704	17,511,200	31,000,297

M&E - 1.30%	3,613,509	27,578,990	21,576,330	50,663,772

M&E - 1.50%	2,884,774	24,847,589	39,045,964	63,844,826

M&E - 1.55%	178,293	1,401,661	1,127,698	3,849,537

M&E - 1.65%	188,389	474,967	3,420,417	2,336,942

M&E - 1.75%	45,841	220,025	131,051	3,161,333

M&E - 1.80%	46,621	272,303	14,406	676,248

M&E - 1.90%	—	40,674	16,928	97,786

M&E - 1.95%	—	—	80,357	—

M&E - 2.00%	3,599	445,570	37,857	516,228

M&E - 2.05%	—	54,326	—	—

M&E - 2.15%	—	221,256	1,170	45,169

2

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Accumulation unit value:
M&E - 1.25%	$1.152552	$0.961384	$0.872926	$0.968489

M&E - 1.30%	$1.149711	$0.959024	$0.870778	$0.966133

M&E - 1.50%	$1.138484	$0.949666	$0.862274	$0.956698

M&E - 1.55%	$1.135722	$0.947349	$0.860182	$0.954355

M&E - 1.65%	$1.130162	$0.942721	$0.855980	$0.949685

M&E - 1.75%	$1.124663	$0.938124	$0.851789	$0.945057

M&E - 1.80%	$1.121904	$0.935815	$0.849721	$0.942750

M&E - 1.90%	$1.097449	$0.913637	$0.812488	$0.913595

M&E - 1.95%	$1.095474	$0.911981	$0.811030	$0.911954

M&E - 2.00%	$1.111024	$0.926717	$0.841469	$0.933589

M&E - 2.05%	$1.108317	$0.924489	$0.839419	$0.931312

M&E - 2.15%	$1.102912	$0.919985	$0.835330	$0.926794

3

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Sec VP Subaccount
Assets
Investment in securities:
Number of shares	31,636,648.322	3,463,497.077	286,539.520	813,150.435

Cost	$401,530,366	$36,137,304	$5,364,318	$14,674,162

Investments in mutual funds, Level 1 quoted prices at net asset value	$255,940,485	$23,136,160	$2,727,856	$6,627,176
Receivable for units sold	—	8	5	—

Total assets	255,940,485	23,136,168	2,727,861	6,627,176

Liabilities
Payable for units redeemed	175	—	—	—

	$255,940,310	$23,136,168	$2,727,861	$6,627,176

Net Assets:
Deferred annuity contracts terminable by owners	$255,940,310	$23,136,168	$2,727,861	$6,627,176

Total net assets	$255,940,310	$23,136,168	$2,727,861	$6,627,176

Accumulation units outstanding:
M&E - 1.25%	55,363,989	5,478,470	754,855	1,418,373

M&E - 1.30%	73,960,727	16,641,379	1,680,971	2,510,126

M&E - 1.50%	135,127,392	10,055,121	1,037,336	1,863,659

M&E - 1.55%	4,043,657	341,246	54,938	79,162

M&E - 1.65%	3,333,776	94,156	49,451	234,203

M&E - 1.75%	3,177,866	271,996	26,163	42,691

M&E - 1.80%	292,486	84,690	—	19,165

M&E - 1.90%	63,400	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	522,014	385,323	—	8,475

M&E - 2.05%	—	—	—	187

M&E - 2.15%	74,620	4,879	—	—

4

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Sec VP Subaccount
Accumulation unit value:
M&E - 1.25%	$0.934434	$0.695766	$0.761001	$1.079416

M&E - 1.30%	$0.932157	$0.694837	$0.759141	$1.076767

M&E - 1.50%	$0.923050	$0.691190	$0.751729	$1.066253

M&E - 1.55%	$0.920794	$0.690284	$0.749883	$1.063653

M&E - 1.65%	$0.916294	$0.688460	$0.746222	$1.058450

M&E - 1.75%	$0.911831	$0.686639	$0.742579	$1.053299

M&E - 1.80%	$0.909593	$0.685764	$0.740760	$1.050718

M&E - 1.90%	$0.870956	$0.683958	$0.672398	$0.835368

M&E - 1.95%	$0.869392	$0.683054	$0.671181	$0.833881

M&E - 2.00%	$0.900761	$0.682168	$0.733571	$1.040513

M&E - 2.05%	$0.898567	$0.681270	$0.731781	$1.037975

M&E - 2.15%	$0.894203	$0.679492	$0.728224	$1.032939

5

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Assets
Investment in securities:
Number of shares	629,194.079	380,170.185	118,579.518	345,598.606

Cost	$9,599,195	$1,625,941	$1,742,828	$3,901,474

Investments in mutual funds, Level 1 quoted prices at net asset value	$8,752,090	$977,037	$968,795	$2,526,326
Receivable for units sold	996	—	—	19

Total assets	8,753,086	977,037	968,795	2,526,345

Liabilities
Payable for units redeemed	—	—	—	—

	$8,753,086	$977,037	$968,795	$2,526,345

Net Assets:
Deferred annuity contracts terminable by owners	$8,753,086	$977,037	$968,795	$2,526,345

Total net assets	$8,753,086	$977,037	$968,795	$2,526,345

Accumulation units outstanding:
M&E - 1.25%	2,270,517	145,102	571,446	598,898

M&E - 1.30%	2,988,964	474,088	225,784	917,280

M&E - 1.50%	2,552,391	580,798	263,046	1,285,620

M&E - 1.55%	364,803	31,555	90,636	26,065

M&E - 1.65%	287,659	177,443	25,244	137,975

M&E - 1.75%	90,636	25,948	—	6,856

M&E - 1.80%	61,005	2,438	1,596	4,296

M&E - 1.90%	—	—	50,724	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	21,839	22,069	—	37,275

M&E - 2.05%	1,925	—	1,791	3,342

M&E - 2.15%	—	—	—	—

6

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Accumulation unit value:
M&E - 1.25%	$1.019485	$0.675774	$0.792868	$0.843555

M&E - 1.30%	$1.017007	$0.674129	$0.790918	$0.841489

M&E - 1.50%	$1.007067	$0.667528	$0.783187	$0.833276

M&E - 1.55%	$1.004587	$0.665904	$0.781287	$0.831228

M&E - 1.65%	$0.999689	$0.662651	$0.777458	$0.827159

M&E - 1.75%	$0.994816	$0.659407	$0.773672	$0.823134

M&E - 1.80%	$0.992388	$0.657813	$0.771789	$0.821121

M&E - 1.90%	$0.952520	$0.746817	$0.750865	$0.789240

M&E - 1.95%	$0.950801	$0.745473	$0.749520	$0.787837

M&E - 2.00%	$0.982755	$0.651416	$0.764289	$0.813151

M&E - 2.05%	$0.980341	$0.649815	$0.762415	$0.811177

M&E - 2.15%	$0.975597	$0.646651	$0.758725	$0.807220

7

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount
Assets
Investment in securities:
Number of shares	510,816.328	160,754.925	348,963.115	244,542.270

Cost	$9,251,535	$1,201,048	$2,535,359	$2,272,642

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,685,386	$954,884	$1,716,899	$1,210,484
Receivable for units sold	2	7	37	—

Total assets	5,685,388	954,891	1,716,936	1,210,484

Liabilities
Payable for units redeemed	—	—	—	4

	$5,685,388	$954,891	$1,716,936	$1,210,480

Net Assets:
Deferred annuity contracts terminable by owners	$5,685,388	$954,891	$1,716,936	$1,210,480

Total net assets	$5,685,388	$954,891	$1,716,936	$1,210,480

Accumulation units outstanding:
M&E - 1.25%	1,200,379	302,315	529,812	386,105

M&E - 1.30%	2,442,334	273,704	857,397	409,500

M&E - 1.50%	1,592,102	420,671	903,506	858,981

M&E - 1.55%	100,167	67,384	40,334	54,824

M&E - 1.65%	252,592	48,656	332,464	—

M&E - 1.75%	5,072	2,473	3,808	6,468

M&E - 1.80%	29,494	—	—	4

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	8,963	—	13,640	1,843

M&E - 2.05%	1,893	—	4,520	—

M&E - 2.15%	—	—	—	—

8

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount
Accumulation unit value:
M&E - 1.25%	$1.015281	$0.862263	$0.641028	$0.709868

M&E - 1.30%	$1.012765	$0.860156	$0.640500	$0.708128

M&E - 1.50%	$1.002877	$0.851767	$0.638385	$0.701209

M&E - 1.55%	$1.000441	$0.849664	$0.637876	$0.699484

M&E - 1.65%	$0.995557	$0.845516	$0.636818	$0.696082

M&E - 1.75%	$0.990686	$0.841391	$0.635768	$0.692681

M&E - 1.80%	$0.988274	$0.839350	$0.635246	$0.690990

M&E - 1.90%	$0.864146	$0.818387	$0.634210	$0.794815

M&E - 1.95%	$0.862574	$0.816898	$0.633683	$0.793381

M&E - 2.00%	$0.978674	$0.831193	$0.633163	$0.684278

M&E - 2.05%	$0.976283	$0.829163	$0.632646	$0.682597

M&E - 2.15%	$0.971541	$0.825140	$0.631608	$0.679298

9

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount
Assets
Investment in securities:
Number of shares	1,224,504.371	248,918.760	540,190.003	411,904.122

Cost	$14,090,899	$3,052,648	$8,386,724	$3,631,737

Investments in mutual funds, Level 1 quoted prices at net asset value	$13,053,217	$1,844,488	$4,526,792	$2,137,782
Receivable for units sold	77	—	—	3

Total assets	13,053,294	1,844,488	4,526,792	2,137,785

Liabilities
Payable for units redeemed	—	10	—	—

	$13,053,294	$1,844,478	$4,526,792	$2,137,785

Net Assets:
Deferred annuity contracts terminable by owners	$13,053,294	$1,844,478	$4,526,792	$2,137,785

Total net assets	$13,053,294	$1,844,478	$4,526,792	$2,137,785

Accumulation units outstanding:
M&E - 1.25%	1,948,494	674,328	1,122,075	790,910

M&E - 1.30%	5,695,389	628,820	2,262,817	917,479

M&E - 1.50%	3,759,368	962,785	1,646,133	920,090

M&E - 1.55%	271,801	73,208	44,893	53,044

M&E - 1.65%	342,433	59,101	120,788	26,935

M&E - 1.75%	80,515	4,647	46,387	6,680

M&E - 1.80%	3,172	804	35,490	775

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	1,366	3,088	—

M&E - 2.05%	3,018	—	1,849	1,838

M&E - 2.15%	4,656	—	—	—

10

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount
Accumulation unit value:
M&E - 1.25%	$1.084505	$0.771946	$0.861810	$0.790971

M&E - 1.30%	$1.081866	$0.770061	$0.859702	$0.789033

M&E - 1.50%	$1.071283	$0.762538	$0.851300	$0.781328

M&E - 1.55%	$1.068650	$0.760670	$0.849218	$0.779402

M&E - 1.65%	$1.063433	$0.756949	$0.845058	$0.775614

M&E - 1.75%	$1.058247	$0.753269	$0.840941	$0.771794

M&E - 1.80%	$1.055679	$0.751423	$0.838899	$0.769931

M&E - 1.90%	$1.035049	$0.779420	$0.775006	$0.793433

M&E - 1.95%	$1.033174	$0.778012	$0.773615	$0.792013

M&E - 2.00%	$1.045426	$0.744124	$0.830747	$0.762460

M&E - 2.05%	$1.042864	$0.742314	$0.828718	$0.760570

M&E - 2.15%	$1.037788	$0.738706	$0.824683	$0.756911

11

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount
Assets
Investment in securities:
Number of shares	315,638.031	1,370,343.604	502,457.243	227,732.248

Cost	$7,079,361	$23,196,702	$6,054,450	$2,297,674

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,336,867	$11,647,921	$4,185,469	$1,407,385
Receivable for units sold	152	10	—	—

Total assets	4,337,019	11,647,931	4,185,469	1,407,385

Liabilities
Payable for units redeemed	—	—	—	1

	$4,337,019	$11,647,931	$4,185,469	$1,407,384

Net Assets:
Deferred annuity contracts terminable by owners	$4,337,019	$11,647,931	$4,185,469	$1,407,384

Total net assets	$4,337,019	$11,647,931	$4,185,469	$1,407,384

Accumulation units outstanding:
M&E - 1.25%	1,246,780	3,077,286	725,686	288,654

M&E - 1.30%	1,376,764	4,696,913	1,914,602	737,976

M&E - 1.50%	2,357,561	4,255,929	1,611,889	538,077

M&E - 1.55%	120,095	122,447	170,777	33,587

M&E - 1.65%	129,256	445,403	64,934	13,482

M&E - 1.75%	59,793	43,190	70,967	2,256

M&E - 1.80%	37,761	73,045	13,240	5,059

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	42,396	29,528	—	—

M&E - 2.05%	210	4,996	1,944	—

M&E - 2.15%	19,142	85,848	—	—

12

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount
Accumulation unit value:
M&E - 1.25%	$0.810875	$0.913369	$0.921155	$0.874260

M&E - 1.30%	$0.808899	$0.911125	$0.918880	$0.872141

M&E - 1.50%	$0.800981	$0.902221	$0.909903	$0.863600

M&E - 1.55%	$0.799035	$0.900019	$0.907698	$0.861486

M&E - 1.65%	$0.795142	$0.895615	$0.903249	$0.857264

M&E - 1.75%	$0.791252	$0.891235	$0.898840	$0.853083

M&E - 1.80%	$0.789320	$0.889090	$0.896650	$0.851013

M&E - 1.90%	$0.798339	$0.770091	$0.871000	$0.870049

M&E - 1.95%	$0.796906	$0.768704	$0.869429	$0.868474

M&E - 2.00%	$0.781654	$0.880422	$0.887955	$0.842744

M&E - 2.05%	$0.779745	$0.878293	$0.885782	$0.840699

M&E - 2.15%	$0.775966	$0.874026	$0.881468	$0.836617

13

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares	719,513.370	432,571.840	75,404,873.050	881,612.141

Cost	$18,031,483	$5,457,701	$75,404,873	$18,174,299

Investments in mutual funds, Level 1 quoted prices at net asset value	$10,648,798	$3,304,849	$75,404,873	$10,129,724
Receivable for units sold	—	3	29	—

Total assets	10,648,798	3,304,852	75,404,902	10,129,724

Liabilities
Payable for units redeemed	7	—	—	—

	$10,648,791	$3,304,852	$75,404,902	$10,129,724

Net Assets:
Deferred annuity contracts terminable by owners	$10,648,791	$3,304,852	$75,404,902	$10,129,724

Total net assets	$10,648,791	$3,304,852	$75,404,902	$10,129,724

Accumulation units outstanding:
M&E - 1.25%	2,886,962	869,552	12,819,367	1,674,005

M&E - 1.30%	3,508,848	1,083,646	23,668,884	3,669,319

M&E - 1.50%	5,646,875	1,165,576	26,254,341	3,378,931

M&E - 1.55%	140,732	63,224	1,770,269	156,456

M&E - 1.65%	340,336	279,339	1,342,082	551,103

M&E - 1.75%	32,204	33,938	3,250,627	101,918

M&E - 1.80%	10,922	—	540,857	39,065

M&E - 1.90%	27,556	—	44,023	—

M&E - 1.95%	—	—	18,202	—

M&E - 2.00%	38,933	—	119,387	70,480

M&E - 2.05%	292	—	10,179	—

M&E - 2.15%	—	—	76,717	94,944

14

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Accumulation unit value:
M&E - 1.25%	$0.848962	$0.952072	$1.086807	$1.047827

M&E - 1.30%	$0.846908	$0.949725	$1.084126	$1.045417

M&E - 1.50%	$0.838623	$0.940464	$1.073551	$1.035826

M&E - 1.55%	$0.836563	$0.938147	$1.070934	$1.033459

M&E - 1.65%	$0.832494	$0.933581	$1.065711	$1.028719

M&E - 1.75%	$0.828434	$0.929019	$1.060513	$1.023994

M&E - 1.80%	$0.826397	$0.926732	$1.057911	$1.021666

M&E - 1.90%	$0.788848	$0.892404	$1.064009	$0.943835

M&E - 1.95%	$0.787436	$0.890812	$1.062095	$0.942142

M&E - 2.00%	$0.818366	$0.917759	$1.047645	$1.012336

M&E - 2.05%	$0.816389	$0.915518	$1.045089	$1.010034

M&E - 2.15%	$0.812400	$0.911061	$1.040021	$1.005424

15

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica U.S. Government Securities - PAM Fund Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Assets
Investment in securities:
Number of shares	16,928,998.727	2,013,465.316	369,180.778	136,352.405

Cost	$209,014,849	$24,925,323	$4,402,955	$3,164,743

Investments in mutual funds, Level 1 quoted prices at net asset value	$217,706,924	$25,893,164	$3,285,709	$1,832,576
Receivable for units sold	—	8	—	—

Total assets	217,706,924	25,893,172	3,285,709	1,832,576

Liabilities
Payable for units redeemed	36,332	—	3	1

	$217,670,592	$25,893,172	$3,285,706	$1,832,575

Net Assets:
Deferred annuity contracts terminable by owners	$217,670,592	$25,893,172	$3,285,706	$1,832,575

Total net assets	$217,670,592	$25,893,172	$3,285,706	$1,832,575

Accumulation units outstanding:
M&E - 1.25%	39,589,434	3,687,242	493,153	932,011

M&E - 1.30%	62,862,336	11,470,969	860,096	669,749

M&E - 1.50%	86,447,326	6,632,759	1,593,849	721,363

M&E - 1.55%	758,500	567,040	31,979	58,664

M&E - 1.65%	—	197,266	587,207	25,498

M&E - 1.75%	914,588	102,273	34,479	1,300

M&E - 1.80%	176,795	24,354	1,869	—

M&E - 1.90%	115,345	2,173	—	—

M&E - 1.95%	25,488	—	—	—

M&E - 2.00%	550,792	63,982	3,556	37,792

M&E - 2.05%	—	—	—	1,779

M&E - 2.15%	36,715	4,793	—	—

16

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica U.S. Government Securities - PAM Fund Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation unit value:
M&E - 1.25%	$1.144422	$1.144422	$0.919930	$0.752635

M&E - 1.30%	$1.141583	$1.141583	$0.917655	$0.750786

M&E - 1.50%	$1.130443	$1.130443	$0.908692	$0.743435

M&E - 1.55%	$1.127696	$1.127696	$0.906472	$0.741626

M&E - 1.65%	—	$1.122189	$0.902043	$0.738011

M&E - 1.75%	$1.116690	$1.116690	$0.897650	$0.734404

M&E - 1.80%	$1.113971	$1.113971	$0.895468	$0.732620

M&E - 1.90%	$1.106593	$1.106593	$0.856734	$0.767828

M&E - 1.95%	$1.104600	$1.104600	$0.855202	$0.766438

M&E - 2.00%	$1.103156	$1.103156	$0.886762	$0.725490

M&E - 2.05%	—	$1.100461	$0.884599	$0.723723

M&E - 2.15%	$1.095137	$1.095137	$0.880311	$0.720204

17

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Fidelity - VIP Index 500 Subaccount
Assets
Investment in securities:
Number of shares	40,383.911	159,534.943	20,075.710	24,058.313

Cost	$366,388	$1,345,437	$203,179	$3,727,412

Investments in mutual funds, Level 1 quoted prices at net asset value	$333,571	$1,163,010	$208,587	$2,369,744
Receivable for units sold	4	—	—	—

Total assets	333,575	1,163,010	208,587	2,369,744

Liabilities
Payable for units redeemed	—	1	1	2

	$333,575	$1,163,009	$208,586	$2,369,742

Net Assets:
Deferred annuity contracts terminable by owners	$333,575	$1,163,009	$208,586	$2,369,742

Total net assets	$333,575	$1,163,009	$208,586	$2,369,742

Accumulation units outstanding:
M&E - 1.25%	2,879	571,628	197,061	1,464,748

M&E - 1.30%	310,818	421,062	—	574,153

M&E - 1.50%	93,778	617,161	4,046	693,664

M&E - 1.55%	—	—	—	110,071

M&E - 1.65%	—	—	—	55,104

M&E - 1.75%	—	—	—	16,495

M&E - 1.80%	—	—	—	2,816

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

18

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Fidelity - VIP Index 500 Subaccount
Accumulation unit value:
M&E - 1.25%	$0.819159	$0.722951	$1.037196	$0.816018

M&E - 1.30%	$0.818886	$0.722717	$1.037124	$0.814015

M&E - 1.50%	$0.817803	$0.721758	$1.036844	$0.806068

M&E - 1.55%	$0.817541	$0.721522	$1.036768	$0.804106

M&E - 1.65%	$0.817007	$0.721052	$1.036627	$0.800164

M&E - 1.75%	$0.816459	$0.720567	$1.036485	$0.796258

M&E - 1.80%	$0.816191	$0.720336	$1.036413	$0.794307

M&E - 1.90%	$0.815656	$0.719866	$1.036272	$0.773022

M&E - 1.95%	$0.815389	$0.719630	$1.036202	$0.771636

M&E - 2.00%	$0.815125	$0.719388	$1.036128	$0.786585

M&E - 2.05%	$0.814860	$0.719152	$1.036056	$0.784686

M&E - 2.15%	$0.814316	$0.718684	$1.035918	$0.780861

19

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount
Assets
Investment in securities:
Number of shares	7,038.056	19,782,973.130	32,175.578	20,849.425

Cost	$141,792	$19,782,973	$345,539	$391,824

Investments in mutual funds,
Level 1 quoted prices at net asset value	$133,230	$19,782,973	$344,600	$369,452
Receivable for units sold	1	—	—	1

Total assets	133,231	19,782,973	344,600	369,453

Liabilities
Payable for units redeemed	—	27	6	—

	$133,231	$19,782,946	$344,594	$369,453

Net Assets:
Deferred annuity contracts terminable by owners	$133,231	$19,782,946	$344,594	$369,453

Total net assets	$133,231	$19,782,946	$344,594	$369,453

Accumulation units outstanding:
M&E - 1.25%	211,856	9,062,041	311,304	45,742

M&E - 1.30%	3,992	4,565,949	114,283	105,204

M&E - 1.50%	10,080	5,748,238	134,963	72,748

M&E - 1.55%	—	220,744	10,391	17,999

M&E - 1.65%	—	14,801	—	1,450

M&E - 1.75%	—	20,220	—	5,066

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	21,235	—	30,774

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

20

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount
Accumulation unit value:
M&E - 1.25%	$0.589809	$1.007962	$0.604236	$1.328218

M&E - 1.30%	$0.589355	$1.007222	$0.603784	$1.327218

M&E - 1.50%	$0.587586	$1.004153	$0.601949	$1.323222

M&E - 1.55%	$0.587141	$1.003417	$0.601503	$1.322235

M&E - 1.65%	$0.586250	$1.001886	$0.600587	$1.320233

M&E - 1.75%	$0.585372	$1.000410	$0.599690	$1.318255

M&E - 1.80%	$0.584927	$0.999623	$0.599242	$1.317261

M&E - 1.90%	$0.584043	$0.998149	$0.598329	$1.315296

M&E - 1.95%	$0.583611	$0.997382	$0.597880	$1.314292

M&E - 2.00%	$0.583166	$0.996643	$0.597432	$1.313313

M&E - 2.05%	$0.582730	$0.995902	$0.596977	$1.312317

M&E - 2.15%	$0.581850	$0.994394	$0.596082	$1.310365

21

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Small- Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Basic Materials Subaccount
Assets
Investment in securities:
Number of shares	3,586.180	1,650.890	196,510.279	36,706.794

Cost	$89,872	$32,027	$2,310,086	$1,806,772

Investments in mutual funds,
Level 1 quoted prices at net asset value	$63,691	$20,488	$1,526,885	$918,404
Receivable for units sold	—	1	1	—

Total assets	63,691	20,489	1,526,886	918,404

Liabilities
Payable for units redeemed	—	—	—	2

	$63,691	$20,489	$1,526,886	$918,402

Net Assets:
Deferred annuity contracts terminable by owners	$63,691	$20,489	$1,526,886	$918,402

Total net assets	$63,691	$20,489	$1,526,886	$918,402

Accumulation units outstanding:
M&E - 1.25%	5,946	4,825	51,388	382,888

M&E - 1.30%	8,293	14,432	16,508	486,474

M&E - 1.50%	95,097	14,677	67,518	709,133

M&E - 1.55%	135	4,548	251	40,532

M&E - 1.65%	—	—	5,045,782	20,991

M&E - 1.75%	—	—	—	17,989

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	65,874

M&E - 2.05%	987	—	—	—

M&E - 2.15%	—	—	—	—

22

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Small- Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Basic Materials Subaccount
Accumulation unit value:
M&E - 1.25%	$0.578583	$0.533450	$0.296207	$0.533888

M&E - 1.30%	$0.578142	$0.533087	$0.296014	$0.533535

M&E - 1.50%	$0.576400	$0.531699	$0.295236	$0.532145

M&E - 1.55%	$0.575963	$0.531344	$0.295037	$0.531797

M&E - 1.65%	$0.575092	$0.530659	$0.294656	$0.531097

M&E - 1.75%	$0.574224	$0.529962	$0.294265	$0.530406

M&E - 1.80%	$0.573789	$0.529615	$0.294072	$0.530060

M&E - 1.90%	$0.572929	$0.528921	$0.293692	$0.529358

M&E - 1.95%	$0.572493	$0.528582	$0.293495	$0.529019

M&E - 2.00%	$0.572058	$0.528240	$0.293302	$0.528674

M&E - 2.05%	$0.571629	$0.527891	$0.293108	$0.528323

M&E - 2.15%	$0.570771	$0.527204	$0.292726	$0.527647

23

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount
Assets
Investment in securities:
Number of shares	20,272.626	1,769.367	20,897.478	50,149.643

Cost	$430,038	$14,942	$1,462,616	$3,239,398

Investments in mutual funds,
Level 1 quoted prices at net asset value	$408,899	$11,961	$822,316	$1,947,812
Receivable for units sold	1	—	—	2

Total assets	408,900	11,961	822,316	1,947,814

Liabilities
Payable for units redeemed	—	3	1	—

	$408,900	$11,958	$822,315	$1,947,814

Net Assets:
Deferred annuity contracts terminable by owners	$408,900	$11,958	$822,315	$1,947,814

Total net assets	$408,900	$11,958	$822,315	$1,947,814

Accumulation units outstanding:
M&E - 1.25%	104,014	1,170	212,811	926,455

M&E - 1.30%	82,400	18,117	476,431	809,746

M&E - 1.50%	283,595	68	480,885	875,970

M&E - 1.55%	1,884	—	67,855	159,115

M&E - 1.65%	40,309	—	9,297	14,054

M&E - 1.75%	—	—	24,652	23,257

M&E - 1.80%	—	—	—	4,978

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	3,277	—	171,889	56,790

M&E - 2.05%	79	—	—	—

M&E - 2.15%	—	—	8,028	—

24

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount
Accumulation unit value:
M&E - 1.25%	$0.795015	$0.618208	$0.568013	$0.679741

M&E - 1.30%	$0.794498	$0.617806	$0.567641	$0.679293

M&E - 1.50%	$0.792421	$0.616193	$0.566146	$0.677516

M&E - 1.55%	$0.791896	$0.615779	$0.565781	$0.677072

M&E - 1.65%	$0.790869	$0.614978	$0.565035	$0.676189

M&E - 1.75%	$0.789835	$0.614172	$0.564296	$0.675308

M&E - 1.80%	$0.789324	$0.613770	$0.563929	$0.674860

M&E - 1.90%	$0.788284	$0.612972	$0.563190	$0.673985

M&E - 1.95%	$0.787770	$0.612580	$0.562823	$0.673539

M&E - 2.00%	$0.787269	$0.612179	$0.562460	$0.673103

M&E - 2.05%	$0.786757	$0.611777	$0.562093	$0.672670

M&E - 2.15%	$0.785740	$0.610986	$0.561360	$0.671793

25

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Europe 30 Subaccount
Assets
Investment in securities:
Number of shares	65,004.385	1,703.741	61,807.012	6,267.430

Cost	$2,630,734	$45,550	$2,804,568	$133,953

Investments in mutual funds,
Level 1 quoted prices at net asset value	$3,072,107	$34,347	$1,932,705	$102,284
Receivable for units sold	—	—	—	—

Total assets	3,072,107	34,347.00	1,932,705	102,284

Liabilities
Payable for units redeemed	32	—	3	1

	$3,072,075	$34,347	$1,932,702	$102,283

Net Assets:
Deferred annuity contracts terminable by owners	$3,072,075	$34,347	$1,932,702	$102,283

Total net assets	$3,072,075	$34,347	$1,932,702	$102,283

Accumulation units outstanding:
M&E - 1.25%	408,948	756	481,357	10,721

M&E - 1.30%	565,710	38,408	903,744	27,149

M&E - 1.50%	707,081	11,281	709,848	139,591

M&E - 1.55%	2,968	—	169,591	—

M&E - 1.65%	—	4,984	27,513	412

M&E - 1.75%	33,760	—	36,320	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	204,955	—	74,522	2,227

M&E - 2.05%	318	—	—	—

M&E - 2.15%	—	—	—	—

26

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Europe 30 Subaccount
Accumulation unit value:
M&E - 1.25%	$1.601015	$0.620653	$0.805899	$0.569495

M&E - 1.30%	$1.599956	$0.620240	$0.805369	$0.569124

M&E - 1.50%	$1.595787	$0.618614	$0.803253	$0.567634

M&E - 1.55%	$1.594749	$0.618215	$0.802727	$0.567261

M&E - 1.65%	$1.592688	$0.617409	$0.801679	$0.566515

M&E - 1.75%	$1.590613	$0.616599	$0.800633	$0.565783

M&E - 1.80%	$1.589561	$0.616206	$0.800110	$0.565411

M&E - 1.90%	$1.587504	$0.615403	$0.799059	$0.564670

M&E - 1.95%	$1.586480	$0.614994	$0.798541	$0.564305

M&E - 2.00%	$1.585445	$0.614592	$0.798027	$0.563936

M&E - 2.05%	$1.584413	$0.614198	$0.797500	$0.563570

M&E - 2.15%	$1.582372	$0.613396	$0.796458	$0.562841

27

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount	ProFund VP Small- Cap Value Subaccount
Assets
Investment in securities:
Number of shares	30,844.541	31,285.556	51,013.614	25,135.047

Cost	$605,717	$1,053,001	$1,200,039	$611,977

Investments in mutual funds,
Level 1 quoted prices at net asset value	$625,527	$806,542	$807,035	$468,266
Receivable for units sold	—	—	17	2

Total assets	625,527	806,542	807,052	468,268

Liabilities
Payable for units redeemed	1	1	—	—

	$625,526	$806,541	$807,052	$468,268

Net Assets:
Deferred annuity contracts terminable by owners	$625,526	$806,541	$807,052	$468,268

Total net assets	$625,526	$806,541	$807,052	$468,268

Accumulation units outstanding:
M&E - 1.25%	127,728	430,863	344,881	192,472

M&E - 1.30%	150,916	348,603	384,176	222,563

M&E - 1.50%	113,508	297,222	617,721	317,475

M&E - 1.55%	42,932	5,067	24,489	14,506

M&E - 1.65%	1,517	10,776	479,497	385

M&E - 1.75%	3,115	4,891	65,758	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	76	—	146

M&E - 2.15%	—	—	—	—

28

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount	ProFund VP Small- Cap Value Subaccount
Accumulation unit value:
M&E - 1.25%	$1.424720	$0.735767	$0.422279	$0.627447

M&E - 1.30%	$1.423786	$0.735283	$0.421999	$0.627040

M&E - 1.50%	$1.420088	$0.733367	$0.420885	$0.625401

M&E - 1.55%	$1.419162	$0.732885	$0.420606	$0.624984

M&E - 1.65%	$1.417314	$0.731932	$0.420060	$0.624168

M&E - 1.75%	$1.415466	$0.730981	$0.419508	$0.623348

M&E - 1.80%	$1.414547	$0.730488	$0.419232	$0.622942

M&E - 1.90%	$1.412709	$0.729543	$0.418686	$0.622126

M&E - 1.95%	$1.411787	$0.729066	$0.418409	$0.621726

M&E - 2.00%	$1.410886	$0.728593	$0.418135	$0.621319

M&E - 2.05%	$1.409954	$0.728126	$0.417866	$0.620920

M&E - 2.15%	$1.408137	$0.727172	$0.417323	$0.620102

29

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Mid- Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP International Subaccount
Assets
Investment in securities:
Number of shares	19,754.528	19,819.793	14,734.866	7,115.645

Cost	$487,946	$766,991	$470,130	$101,603

Investments in mutual funds,
Level 1 quoted prices at net asset value	$360,520	$639,981	$443,519	$120,183
Receivable for units sold	—	—	1	—

Total assets	360,520	639,981	443,520	120,183

Liabilities
Payable for units redeemed	1	2	—	—

	$360,519	$639,979	$443,520	$120,183

Net Assets:
Deferred annuity contracts terminable by owners	$360,519	$639,979	$443,520	$120,183

Total net assets	$360,519	$639,979	$443,520	$120,183

Accumulation units outstanding:
M&E - 1.25%	179,947	91,631	62,681	102,857

M&E - 1.30%	235,212	282,527	175,557	11,974

M&E - 1.50%	177,566	148,784	122,340	100,849

M&E - 1.55%	14,966	70,567	71,128	660

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	1,754	11,724	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	4,630	—

M&E - 2.05%	—	—	—	545

M&E - 2.15%	—	—	—	—

30

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Mid- Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP International Subaccount
Accumulation unit value:
M&E - 1.25%	$0.594038	$1.076853	$0.991895	$0.555013

M&E - 1.30%	$0.593652	$1.076147	$0.991242	$0.554657

M&E - 1.50%	$0.592091	$1.073337	$0.988656	$0.553209

M&E - 1.55%	$0.591705	$1.072650	$0.988011	$0.552848

M&E - 1.65%	$0.590934	$1.071229	$0.986726	$0.552119

M&E - 1.75%	$0.590154	$1.069837	$0.985437	$0.551396

M&E - 1.80%	$0.589773	$1.069142	$0.984789	$0.551042

M&E - 1.90%	$0.588998	$1.067757	$0.983507	$0.550323

M&E - 1.95%	$0.588614	$1.067064	$0.982877	$0.549956

M&E - 2.00%	$0.588234	$1.066376	$0.982228	$0.549604

M&E - 2.05%	$0.587839	$1.065671	$0.981596	$0.549246

M&E - 2.15%	$0.587088	$1.064291	$0.980322	$0.548531

31

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield SM Subaccount
Assets
Investment in securities:
Number of shares	30,970.480	17,028.155	166,928.207

Cost	$660,125	$766,669	$4,138,103

Investments in mutual funds, Level 1 quoted prices at net asset value	$537,028	$691,343	$4,144,827
Receivable for units sold	4	—	8

Total assets	537,032	691,343	4,144,835

Liabilities
Payable for units redeemed	—	3	—

	$537,032	$691,340	$4,144,835

Net Assets:
Deferred annuity contracts terminable by owners	$537,032	$691,340	$4,144,835

Total net assets	$537,032	$691,340	$4,144,835

Accumulation units outstanding:
M&E - 1.25%	239,872	151,606	2,581,435

M&E - 1.30%	174,997	147,625	473,462

M&E - 1.50%	528,098	159,224	1,183,180

M&E - 1.55%	3,580	52,275	18,869

M&E - 1.65%	3,285	1,597	15,513

M&E - 1.75%	645	3,372	—

M&E - 1.80%	—	—	—

M&E - 1.90%	—	—	—

M&E - 1.95%	—	—	—

M&E - 2.00%	535	—	—

M&E - 2.05%	—	—	—

M&E - 2.15%	—	—	—

32

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield SM Subaccount
Accumulation unit value:
M&E - 1.25%	$0.565820	$1.342812	$0.971112

M&E - 1.30%	$0.565446	$1.341935	$0.970485

M&E - 1.50%	$0.563961	$1.338416	$0.967939

M&E - 1.55%	$0.563595	$1.337541	$0.967317

M&E - 1.65%	$0.562852	$1.335806	$0.966052

M&E - 1.75%	$0.562123	$1.334074	$0.964793

M&E - 1.80%	$0.561754	$1.333202	$0.964171

M&E - 1.90%	$0.561019	$1.331457	$0.962911

M&E - 1.95%	$0.560655	$1.330615	$0.962288

M&E - 2.00%	$0.560291	$1.329730	$0.961662

M&E - 2.05%	$0.559922	$1.328881	$0.961035

M&E - 2.15%	$0.559189	$1.327147	$0.959798

33

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	AllianceBernstein Balanced Wealth Strategy Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
Assets
Investment in securities:
Number of shares	9,634.736	38,901.934

Cost	$77,345	$211,746

Investments in mutual funds, Level 1 quoted prices at net asset value	$83,148	$218,629
Receivable for units sold	—	—

Total assets	83,148	218,629

Liabilities
Payable for units redeemed	483	—

	$82,665	$218,629

Net Assets:
Deferred annuity contracts terminable by owners	$82,665	$218,629

Total net assets	$82,665	$218,629

Accumulation units outstanding:
M&E - 1.25%	—	208,139

M&E - 1.30%	77,336	7,896

M&E - 1.50%	4,248	4,660

M&E - 1.55%	—	—

M&E - 1.65%	—	—

M&E - 1.75%	—	—

M&E - 1.80%	—	—

M&E - 1.90%	—	—

M&E - 1.95%	—	—

M&E - 2.00%	—	—

M&E - 2.05%	—	—

M&E - 2.15%	—	—

34

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

as of December 31, 2008

	AllianceBernstein Balanced Wealth Strategy Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
Accumulation unit value:
M&E - 1.25%	$1.013344	$0.990648

M&E - 1.30%	$1.013273	$0.990582

M&E - 1.50%	$1.012991	$0.990309

M&E - 1.55%	$1.012924	$0.990241

M&E - 1.65%	$1.012783	$0.990107

M&E - 1.75%	$1.012647	$0.989970

M&E - 1.80%	$1.012578	$0.989903

M&E - 1.90%	$1.012438	$0.989766

M&E - 1.95%	$1.012367	$0.989698

M&E - 2.00%	$1.012300	$0.989628

M&E - 2.05%	$1.012228	$0.989565

M&E - 2.15%	$1.012092	$0.989426

35

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Net investment income (loss)
Income:
Dividends	$681,084	$2,706,635	$3,450,870	$7,362,419
Expenses:
Administrative, mortality and expense risk charge	190,015	1,211,530	1,898,714	3,144,093

Net investment income (loss)	491,069	1,495,105	1,552,156	4,218,326
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	5,190,789	23,839,069	21,583,142
Proceeds from sales	12,206,594	32,568,514	70,423,289	80,799,102
Cost of investments sold	12,468,241	40,102,615	91,027,991	96,760,630

Net realized capital gains (losses) on investments	(261,647)	(2,343,312)	3,234,367	5,621,614
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(13,294)	(487,848)	12,020,904	14,430,140
End of Period	5,656	(21,218,842)	(58,313,956)	(65,185,160)

Net change in unrealized appreciation/depreciation of investments	18,950	(20,730,994)	(70,334,860)	(79,615,300)

Net realized and unrealized capital gains (losses) on investments	(242,697)	(23,074,306)	(67,100,493)	(73,993,686)

Increase (decrease) in net assets from operations	$248,372	$(21,579,201)	$(65,548,337)	$(69,775,360)

See accompanying notes.

36

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Sec VP Subaccount
Net investment income (loss)
Income:
Dividends	$10,973,392	$704,581	$336,483	$819,691
Expenses:
Administrative, mortality and expense risk charge	5,300,445	401,620	87,713	192,178

Net investment income (loss)	5,672,947	302,961	248,770	627,513
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	42,142,811	1,089,197	382,268	3,187,263
Proceeds from sales	112,901,186	8,099,801	5,313,993	10,185,586
Cost of investments sold	128,069,568	9,179,101	7,710,262	17,127,077

Net realized capital gains (losses) on investments	26,974,429	9,897	(2,014,001)	(3,754,228)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	38,187,121	1,291,327	(1,360,087)	(4,122,783)
End of Period	(145,589,881)	(13,001,144)	(2,636,462)	(8,046,986)

Net change in unrealized appreciation/depreciation of investments	(183,777,002)	(14,292,471)	(1,276,375)	(3,924,203)

Net realized and unrealized capital gains (losses) on investments	(156,802,573)	(14,282,574)	(3,290,376)	(7,678,431)

Increase (decrease) in net assets from operations	$(151,129,626)	$(13,979,613)	$(3,041,606)	$(7,050,918)

See accompanying notes.

37

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$624,561	$—	$96,244	$32,870
Expenses:
Administrative, mortality and expense risk charge	207,374	29,727	23,535	72,306

Net investment income (loss)	417,187	(29,727)	72,709	(39,436)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	131,135	275,005	165,267
Proceeds from sales	15,217,274	2,205,197	1,175,052	4,000,729
Cost of investments sold	17,122,638	2,844,512	1,729,992	3,979,826

Net realized capital gains (losses) on investments	(1,905,364)	(508,180)	(279,935)	186,170
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,228,743)	245,624	(156,074)	1,357,678
End of Period	(847,105)	(648,904)	(774,033)	(1,375,148)

Net change in unrealized appreciation/depreciation of investments	381,638	(894,528)	(617,959)	(2,732,826)

Net realized and unrealized capital gains (losses) on investments	(1,523,726)	(1,402,708)	(897,894)	(2,546,656)

Increase (decrease) in net assets from operations	$(1,106,539)	$(1,432,435)	$(825,185)	$(2,586,092)

See accompanying notes.

38

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount
Net investment income (loss)
Income:
Dividends	$63,083	$146,583	$137,717	$78,784
Expenses:
Administrative, mortality and expense risk charge	141,941	24,317	32,479	32,181

Net investment income (loss)	(78,858)	122,266	105,238	46,603
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,197,970	13,382	219,451	455,996
Proceeds from sales	9,021,278	2,805,526	2,280,522	2,554,412
Cost of investments sold	11,934,097	3,108,729	3,081,117	2,886,577

Net realized capital gains (losses) on investments	(1,714,849)	(289,821)	(581,144)	123,831
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,077,719)	33,470	(141,380)	390,147
End of Period	(3,566,149)	(246,164)	(818,460)	(1,062,158)

Net change in unrealized appreciation/depreciation of investments	(2,488,430)	(279,634)	(677,080)	(1,452,305)

Net realized and unrealized capital gains (losses) on investments	(4,203,279)	(569,455)	(1,258,224)	(1,328,474)

Increase (decrease) in net assets from operations	$(4,282,137)	$(447,189)	$(1,152,986)	$(1,281,871)

See accompanying notes.

39

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount
Net investment income (loss)
Income:
Dividends	$942,773	$66,204	$280,884	$49,216
Expenses:
Administrative, mortality and expense risk charge	212,400	53,919	119,391	45,988

Net investment income (loss)	730,373	12,285	161,493	3,228
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	7,263	550,778	2,494,818	723,007
Proceeds from sales	10,917,455	3,735,667	5,688,394	2,734,698
Cost of investments sold	11,269,756	4,971,992	9,055,779	3,524,767

Net realized capital gains (losses) on investments	(345,038)	(685,547)	(872,567)	(67,062)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	414,014	(221,398)	(818,067)	(52,407)
End of Period	(1,037,682)	(1,208,160)	(3,859,932)	(1,493,955)

Net change in unrealized appreciation/depreciation of investments	(1,451,696)	(986,762)	(3,041,865)	(1,441,548)

Net realized and unrealized capital gains (losses) on investments	(1,796,734)	(1,672,309)	(3,914,432)	(1,508,610)

Increase (decrease) in net assets from operations	$(1,066,361)	$(1,660,024)	$(3,752,939)	$(1,505,382)

See accompanying notes.

40

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$143,979	$1,119,394	$95,449	$145,878
Expenses:
Administrative, mortality and expense risk charge	135,409	341,654	73,703	39,296

Net investment income (loss)	8,570	777,740	21,746	106,582
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	6,977,244	457,006	447,439
Proceeds from sales	7,541,103	19,479,918	3,818,438	3,523,189
Cost of investments sold	8,883,821	32,891,153	4,023,914	4,213,520

Net realized capital gains (losses) on investments	(1,342,718)	(6,433,991)	251,530	(242,892)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	934,771	(5,517,844)	628,413	243,023
End of Period	(2,742,494)	(11,548,781)	(1,868,981)	(890,289)

Net change in unrealized appreciation/depreciation of investments	(3,677,265)	(6,030,937)	(2,497,394)	(1,133,312)

Net realized and unrealized capital gains (losses) on investments	(5,019,983)	(12,464,928)	(2,245,864)	(1,376,204)

Increase (decrease) in net assets from operations	$(5,011,413)	$(11,687,188)	$(2,224,118)	$(1,269,622)

See accompanying notes.

41

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$232,928	$868,143	$350,045
Expenses:
Administrative, mortality and expense risk charge	328,207	84,360	610,891	278,455

Net investment income (loss)	(328,207)	148,568	257,252	71,590
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	934,580	1,780,675	(477)	2,197,939
Proceeds from sales	14,295,531	5,895,927	29,722,935	12,840,720
Cost of investments sold	16,231,734	8,307,560	29,722,935	15,161,283

Net realized capital gains (losses) on investments	(1,001,623)	(630,958)	(477)	(122,624)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,728,216	625,496	—	1,615,458
End of Period	(7,382,685)	(2,152,852)	—	(8,044,575)

Net change in unrealized appreciation/depreciation of investments	(12,110,901)	(2,778,348)	—	(9,660,033)

Net realized and unrealized capital gains (losses) on investments	(13,112,524)	(3,409,306)	(477)	(9,782,657)

Increase (decrease) in net assets from operations	$(13,440,731)	$(3,260,738)	$256,775	$(9,711,067)

See accompanying notes.

42

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica U.S. Government Securities - PAM Fund Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,253,173	$275,599	$238,029	$77,886
Expenses:
Administrative, mortality and expense risk charge	1,095,795	142,865	61,252	50,700

Net investment income (loss)	157,378	132,734	176,777	27,186
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	441,765	—
Proceeds from sales	24,663,861	5,863,928	4,918,264	3,376,455
Cost of investments sold	24,504,933	5,852,217	5,872,650	3,643,196

Net realized capital gains (losses) on investments	158,928	11,711	(512,621)	(266,741)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	28,432	23,302	277,854	643,640
End of Period	8,692,075	967,841	(1,117,246)	(1,332,167)

Net change in unrealized appreciation/depreciation of investments	8,663,643	944,539	(1,395,100)	(1,975,807)

Net realized and unrealized capital gains (losses) on investments	8,822,571	956,250	(1,907,721)	(2,242,548)

Increase (decrease) in net assets from operations	$8,979,949	$1,088,984	$(1,730,944)	$(2,215,362)

See accompanying notes.

43

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Fidelity - VIP Index 500 Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$63,874
Expenses:
Administrative, mortality and expense risk charge	1,697	6,936	78	48,111

Net investment income (loss)	(1,697)	(6,936)	(78)	15,763
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	38,096
Proceeds from sales	45,007	294,894	4,721	2,135,508
Cost of investments sold	53,531	368,800	4,908	2,196,807

Net realized capital gains (losses) on investments	(8,524)	(73,906)	(187)	(23,203)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	310,685
End of Period	(32,817)	(182,427)	5,408	(1,357,668)

Net change in unrealized appreciation/depreciation of investments	(32,817)	(182,427)	5,408	(1,668,353)

Net realized and unrealized capital gains (losses) on investments	(41,341)	(256,333)	5,221	(1,691,556)

Increase (decrease) in net assets from operations	$(43,038)	$(263,269)	$5,143	$(1,675,793)

See accompanying notes.

44

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—	$146,341	$—	$9,717
Expenses:
Administrative, mortality and expense risk charge	933	247,751	4,606	4,023

Net investment income (loss)	(933)	(101,410)	(4,606)	5,694
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,289	—	—	—
Proceeds from sales	172,629	48,440,137	2,621,967	867,666
Cost of investments sold	205,734	48,440,137	2,782,056	842,713

Net realized capital gains (losses) on investments	(31,816)	—	(160,089)	24,953
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,015)	—	(4,008)	(1,029)
End of Period	(8,562)	—	(939)	(22,372)

Net change in unrealized appreciation/depreciation of investments	(2,547)	—	3,069	(21,343)

Net realized and unrealized capital gains (losses) on investments	(34,363)	—	(157,020)	3,610

Increase (decrease) in net assets from operations	$(35,296)	$(101,410)	$(161,626)	$9,304

See accompanying notes.

45

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	ProFund VP Small-Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Basic Materials Subaccount
Net investment income (loss)
Income:
Dividends	$135	$4,680	$736	$8,802
Expenses:
Administrative, mortality and expense risk charge	2,720	721	5,592	42,405

Net investment income (loss)	(2,585)	3,959	(4,856)	(33,603)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,906	—	—	—
Proceeds from sales	1,516,457	86,016	23,686	8,382,932
Cost of investments sold	1,549,407	104,638	41,691	9,215,810

Net realized capital gains (losses) on investments	(28,044)	(18,622)	(18,005)	(832,878)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(447)	(3,654)	(944)	49,853
End of Period	(26,181)	(11,539)	(783,201)	(888,368)

Net change in unrealized appreciation/depreciation of investments	(25,734)	(7,885)	(782,257)	(938,221)

Net realized and unrealized capital gains (losses) on investments	(53,778)	(26,507)	(800,262)	(1,771,099)

Increase (decrease) in net assets from operations	$(56,363)	$(22,548)	$(805,118)	$(1,804,702)

See accompanying notes.

46

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount
Net investment income (loss)
Income:
Dividends	$6,669	$1,235	$13,845	$—
Expenses:
Administrative, mortality and expense risk charge	2,384	2,642	21,464	54,993

Net investment income (loss)	4,285	(1,407)	(7,619)	(54,993)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	6,823	171,334	298,125
Proceeds from sales	389,380	2,494,600	1,691,624	11,293,253
Cost of investments sold	433,003	2,798,449	2,368,714	12,467,545

Net realized capital gains (losses) on investments	(43,623)	(297,026)	(505,756)	(876,167)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(175)	(196)	(58,748)	66,001
End of Period	(21,139)	(2,981)	(640,300)	(1,291,586)

Net change in unrealized appreciation/depreciation of investments	(20,964)	(2,785)	(581,552)	(1,357,587)

Net realized and unrealized capital gains (losses) on investments	(64,587)	(299,811)	(1,087,308)	(2,233,754)

Increase (decrease) in net assets from operations	$(60,302)	$(301,218)	$(1,094,927)	$(2,288,747)

See accompanying notes.

47

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Europe 30 Subaccount
Net investment income (loss)
Income:
Dividends	$15,410	$—	$96,357	$11,087
Expenses:
Administrative, mortality and expense risk charge	13,710	439	39,380	5,309

Net investment income (loss)	1,700	(439)	56,977	5,778
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	213,185	77,648
Proceeds from sales	5,966,155	71,369	5,040,131	4,279,762
Cost of investments sold	5,801,558	75,332	5,947,596	4,732,280

Net realized capital gains (losses) on investments	164,597	(3,963)	(694,280)	(374,870)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(13,895)	—	(5,058)	(80,960)
End of Period	441,373	(11,203)	(871,863)	(31,669)

Net change in unrealized appreciation/depreciation of investments	455,268	(11,203)	(866,805)	49,291

Net realized and unrealized capital gains (losses) on investments	619,865	(15,166)	(1,561,085)	(325,579)

Increase (decrease) in net assets from operations	$621,565	$(15,605)	$(1,504,108)	$(319,801)

See accompanying notes.

48

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount	ProFund VP Small- Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$12,558	$39,287	$13,821	$—
Expenses:
Administrative, mortality and expense risk charge	5,693	22,987	11,759	3,359

Net investment income (loss)	6,865	16,300	2,062	(3,359)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	39,120	—	35,435
Proceeds from sales	1,738,303	7,845,299	1,191,998	920,507
Cost of investments sold	1,626,841	8,132,403	1,462,199	973,538

Net realized capital gains (losses) on investments	111,462	(247,984)	(270,201)	(17,596)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,174)	(14,611)	(796)	(1,484)
End of Period	19,810	(246,459)	(393,004)	(143,711)

Net change in unrealized appreciation/depreciation of investments	20,984	(231,848)	(392,208)	(142,227)

Net realized and unrealized capital gains (losses) on investments	132,446	(479,832)	(662,409)	(159,823)

Increase (decrease) in net assets from operations	$139,311	$(463,532)	$(660,347)	$(163,182)

See accompanying notes.

49

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP International Subaccount
Net investment income (loss)
Income:
Dividends	$1,564	$218	$1,550	$3,678
Expenses:
Administrative, mortality and expense risk charge	4,295	5,036	51,403	3,397

Net investment income (loss)	(2,731)	(4,818)	(49,853)	281
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	848	—
Proceeds from sales	2,166,997	1,469,798	18,799,992	596,955
Cost of investments sold	2,211,853	1,440,079	19,382,286	786,190

Net realized capital gains (losses) on investments	(44,856)	29,719	(581,446)	(189,235)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(1,373)	(1,100)	(2,663)
End of Period	(127,426)	(127,010)	(26,611)	18,580

Net change in unrealized appreciation/depreciation of investments	(127,426)	(125,637)	(25,511)	21,243

Net realized and unrealized capital gains (losses) on investments	(172,282)	(95,918)	(606,957)	(167,992)

Increase (decrease) in net assets from operations	$(175,013)	$(100,736)	$(656,810)	$(167,711)

See accompanying notes.

50

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield SM Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount
Net investment income (loss)
Income:
Dividends	$9,980	$248	$153,121	$—
Expenses:
Administrative, mortality and expense risk charge	17,312	4,742	26,729	117

Net investment income (loss)	(7,332)	(4,494)	126,392	(117)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	534	—	—	—
Proceeds from sales	5,623,750	1,104,370	20,672,531	2,973
Cost of investments sold	6,422,809	1,007,627	21,259,144	3,108

Net realized capital gains (losses) on investments	(798,525)	96,743	(586,613)	(135)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(14,311)	237	5	—
End of Period	(123,097)	(75,326)	6,724	5,803

Net change in unrealized appreciation/depreciation of investments	(108,786)	(75,563)	6,719	5,803

Net realized and unrealized capital gains (losses) on investments	(907,311)	21,180	(579,894)	5,668

Increase (decrease) in net assets from operations	$(914,643)	$16,686	$(453,502)	$5,551

See accompanying notes.

51

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2008

Franklin Templeton VIP Founding Funds Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$124
Expenses:
Administrative, mortality and expense risk charge	90

Net investment income (loss)	34
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	120
Proceeds from sales	2,269
Cost of investments sold	2,420

Net realized capital gains (losses) on investments	(31)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—
End of Period	6,883

Net change in unrealized appreciation/depreciation of investments	6,883

Net realized and unrealized capital gains (losses)on investments	6,852

Increase (decrease) in net assets from operations	$6,886

See accompanying notes.

52

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$491,069	303,884	$1,495,105	1,082,716
Net realized capital gains (losses) on investments	(261,647)	(59,978)	(2,343,312)	2,195,527
Net change in unrealized appreciation/depreciation of investments	18,950	219,391	(20,730,994)	(47,849)

Increase (decrease) in net assets from operations	248,372	463,297	(21,579,201)	3,230,394
Contract transactions
Net contract purchase payments	482,705	684,734	11,662,583	10,286,778
Transfer payments from (to) other subaccounts or general account	1,837,109	(74,026)	8,512,215	691,258
Contract terminations, withdrawals, and other deductions	(2,067,285)	(495,492)	(8,766,493)	(5,293,787)
Contract maintenance charges	(59,533)	(37,588)	(446,312)	(325,496)

Increase (decrease) in net assets from contract transactions	192,996	77,628	10,961,993	5,358,753

Net increase (decrease) in net assets	441,368	540,925	(10,617,208)	8,589,147
Net assets:
Beginning of the period	9,669,506	9,128,581	77,099,368	68,510,221

End of the period	$10,110,874	$9,669,506	$66,482,160	$77,099,368

See accompanying notes.

53

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Moderate VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,552,156	1,216,351	$4,218,326	3,724,697
Net realized capital gains (losses) on investments	3,234,367	9,239,221	5,621,614	9,707,020
Net change in unrealized appreciation/depreciation of investments	(70,334,860)	(1,423,580)	(79,615,300)	1,755,837

Increase (decrease) in net assets from operations	(65,548,337)	9,031,992	(69,775,360)	15,187,554
Contract transactions
Net contract purchase payments	12,644,467	30,476,215	32,859,252	44,165,460
Transfer payments from (to) other subaccounts or general account	(56,461,171)	8,047,347	(61,932,446)	(8,187,121)
Contract terminations, withdrawals, and other deductions	(9,792,575)	(7,362,613)	(21,109,215)	(15,126,164)
Contract maintenance charges	(609,068)	(654,268)	(1,092,659)	(1,091,984)

Increase (decrease) in net assets from contract transactions	(54,218,347)	30,506,681	(51,275,068)	19,760,191

Net increase (decrease) in net assets	(119,766,684)	39,538,673	(121,050,428)	34,947,745
Net assets:
Beginning of the period	191,642,641	152,103,968	271,233,535	236,285,790

End of the period	$71,875,957	$191,642,641	$150,183,107	$271,233,535

See accompanying notes.

54

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Moderate Growth VP Subaccount		Transamerica International Moderate Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$5,672,947	3,960,050	$302,961	(18,566)
Net realized capital gains (losses) on investments	26,974,429	14,440,554	9,897	329,600
Net change in unrealized appreciation/depreciation of investments	(183,777,002)	5,964,360	(14,292,471)	661,715

Increase (decrease) in net assets from operations	(151,129,626)	24,364,964	(13,979,613)	972,749
Contract transactions
Net contract purchase payments	57,507,332	95,832,575	14,199,953	14,166,550
Transfer payments from (to) other subaccounts or general account	(102,475,974)	(8,942,492)	(2,529,328)	3,346,636
Contract terminations, withdrawals, and other deductions	(24,610,171)	(19,435,163)	(1,742,098)	(618,322)
Contract maintenance charges	(1,944,237)	(1,874,249)	(127,117)	(60,683)

Increase (decrease) in net assets from contract transactions	(71,523,050)	65,580,671	9,801,410	16,834,181

Net increase (decrease) in net assets	(222,652,676)	89,945,635	(4,178,203)	17,806,930
Net assets:
Beginning of the period	478,592,986	388,647,351	27,314,371	9,507,441

End of the period	$255,940,310	$478,592,986	$23,136,168	$27,314,371

See accompanying notes.

55

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian Value VP Subaccount		Transamerica Clarion Global Real Estate Sec VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$248,770	(64,884)	$627,513	1,290,077
Net realized capital gains (losses) on investments	(2,014,001)	1,317,566	(3,754,228)	4,730,222
Net change in unrealized appreciation/depreciation of investments	(1,276,375)	(2,232,665)	(3,924,203)	(8,993,948)

Increase (decrease) in net assets from operations	(3,041,606)	(979,983)	(7,050,918)	(2,973,649)
Contract transactions
Net contract purchase payments	240,783	1,122,586	884,454	9,379,338
Transfer payments from (to) other subaccounts or general account	(4,507,607)	(1,108,298)	(7,681,789)	(12,818,391)
Contract terminations, withdrawals, and other deductions	(345,719)	(1,596,936)	(1,438,273)	(2,276,675)
Contract maintenance charges	(35,392)	(62,684)	(63,143)	(99,575)

Increase (decrease) in net assets from contract transactions	(4,647,935)	(1,645,332)	(8,298,751)	(5,815,303)

Net increase (decrease) in net assets	(7,689,541)	(2,625,315)	(15,349,669)	(8,788,952)
Net assets:
Beginning of the period	10,417,402	13,042,717	21,976,845	30,765,797

End of the period	$2,727,861	$10,417,402	$6,627,176	$21,976,845

See accompanying notes.

56

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Federated Market Opportunity VP Subaccount		Transamerica Science & Technology VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$417,187	378,047	$(29,727)	(19,148)
Net realized capital gains (losses) on investments	(1,905,364)	(1,734,097)	(508,180)	142,867
Net change in unrealized appreciation/depreciation of investments	381,638	872,479	(894,528)	247,618

Increase (decrease) in net assets from operations	(1,106,539)	(483,571)	(1,432,435)	371,337
Contract transactions
Net contract purchase payments	956,331	1,723,983	225,506	406,070
Transfer payments from (to) other subaccounts or general account	(6,313,871)	(5,930,847)	(466,959)	2,100,715
Contract terminations, withdrawals, and other deductions	(1,327,343)	(1,464,734)	(419,489)	(262,210)
Contract maintenance charges	(66,446)	(74,994)	(9,338)	(5,983)

Increase (decrease) in net assets from contract transactions	(6,751,329)	(5,746,592)	(670,280)	2,238,592

Net increase (decrease) in net assets	(7,857,868)	(6,230,163)	(2,102,715)	2,609,929
Net assets:
Beginning of the period	16,610,954	22,841,117	3,079,752	469,823

End of the period	$8,753,086	$16,610,954	$977,037	$3,079,752

See accompanying notes.

57

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount		Transamerica Marsico Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$72,709	(9,715)	$(39,436)	(81,623)
Net realized capital gains (losses) on investments	(279,935)	571,216	186,170	496,388
Net change in unrealized appreciation/depreciation of investments	(617,959)	(528,805)	(2,732,826)	582,339

Increase (decrease) in net assets from operations	(825,185)	32,696	(2,586,092)	997,104
Contract transactions
Net contract purchase payments	53,263	592,709	340,976	409,953
Transfer payments from (to) other subaccounts or general account	(553,032)	389,408	(1,684,448)	614,506
Contract terminations, withdrawals, and other deductions	(333,389)	(1,018,790)	(415,837)	(1,088,155)
Contract maintenance charges	(8,521)	(14,261)	(23,804)	(27,888)

Increase (decrease) in net assets from contract transactions	(841,679)	(50,934)	(1,783,113)	(91,584)

Net increase (decrease) in net assets	(1,666,864)	(18,238)	(4,369,205)	905,520
Net assets:
Beginning of the period	2,635,659	2,653,897	6,895,550	5,990,030

End of the period	$968,795	$2,635,659	$2,526,345	$6,895,550

See accompanying notes.

58

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica BlackRock Large Cap Value VP Subaccount		Transamerica MFS High Yield VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(78,858)	(100,955)	$122,266	209,280
Net realized capital gains (losses) on investments	(1,714,849)	2,540,005	(289,821)	(119,804)
Net change in unrealized appreciation/depreciation of investments	(2,488,430)	(2,218,430)	(279,634)	20,421

Increase (decrease) in net assets from operations	(4,282,137)	220,620	(447,189)	109,897
Contract transactions
Net contract purchase payments	723,441	3,787,387	102,247	563,753
Transfer payments from (to) other subaccounts or general account	(6,023,972)	(3,212,234)	(1,408,088)	(2,323,316)
Contract terminations, withdrawals, and other deductions	(1,047,444)	(1,325,665)	(247,354)	(338,771)
Contract maintenance charges	(41,858)	(50,876)	(6,712)	(20,021)

Increase (decrease) in net assets from contract transactions	(6,389,833)	(801,388)	(1,559,907)	(2,118,355)

Net increase (decrease) in net assets	(10,671,970)	(580,768)	(2,007,096)	(2,008,458)
Net assets:
Beginning of the period	16,357,358	16,938,126	2,961,987	4,970,445

End of the period	$5,685,388	$16,357,358	$954,891	$2,961,987

See accompanying notes.

59

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Munder Net50 VP Subaccount
	2008	2007(1)	2008	2007
Operations
Net investment income (loss)	$105,238	(1,229)	$46,603	(50,377)
Net realized capital gains (losses) on investments	(581,144)	154,202	123,831	263,387
Net change in unrealized appreciation/depreciation of investments	(677,080)	(141,380)	(1,452,305)	219,617

Increase (decrease) in net assets from operations	(1,152,986)	11,593	(1,281,871)	432,627
Contract transactions
Net contract purchase payments	488,101	649,149	172,241	474,343
Transfer payments from (to) other subaccounts or general account	103,052	2,030,521	(1,571,472)	1,032,412
Contract terminations, withdrawals, and other deductions	(303,650)	(97,858)	(363,521)	(400,188)
Contract maintenance charges	(8,865)	(2,121)	(9,524)	(12,462)

Increase (decrease) in net assets from contract transactions	278,638	2,579,691	(1,772,276)	1,094,105

Net increase (decrease) in net assets	(874,348)	2,591,284	(3,054,147)	1,526,732
Net assets:
Beginning of the period	2,591,284	—	4,264,627	2,737,895

End of the period	$1,716,936	$2,591,284	$1,210,480	$4,264,627

See accompanying notes.

60

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount		Transamerica Legg Mason Partners All Cap VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$730,373	82,130	$12,285	(16,734)
Net realized capital gains (losses) on investments	(345,038)	5,090	(685,547)	546,147
Net change in unrealized appreciation/depreciation of investments	(1,451,696)	466,220	(986,762)	(559,098)

Increase (decrease) in net assets from operations	(1,066,361)	553,440	(1,660,024)	(29,685)
Contract transactions
Net contract purchase payments	1,695,189	700,057	70,897	791,426
Transfer payments from (to) other subaccounts or general account	6,086,339	569,220	(2,656,904)	(532,319)
Contract terminations, withdrawals, and other deductions	(2,077,181)	(417,017)	(314,845)	(545,146)
Contract maintenance charges	(58,029)	(25,152)	(20,340)	(28,424)

Increase (decrease) in net assets from contract transactions	5,646,318	827,108	(2,921,192)	(314,463)

Net increase (decrease) in net assets	4,579,957	1,380,548	(4,581,216)	(344,148)
Net assets:
Beginning of the period	8,473,337	7,092,789	6,425,694	6,769,842

End of the period	$13,053,294	$8,473,337	$1,844,478	$6,425,694

See accompanying notes.

61

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount		Transamerica T. Rowe Price Small Cap VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$161,493	77,536	$3,228	(61,477)
Net realized capital gains (losses) on investments	(872,567)	1,100,329	(67,062)	302,572
Net change in unrealized appreciation/depreciation of investments	(3,041,865)	(1,085,644)	(1,441,548)	33,744

Increase (decrease) in net assets from operations	(3,752,939)	92,221	(1,505,382)	274,839
Contract transactions
Net contract purchase payments	330,966	2,304,252	192,365	562,949
Transfer payments from (to) other subaccounts or general account	(3,942,694)	(119,615)	(958,739)	(803,832)
Contract terminations, withdrawals, and other deductions	(875,988)	(787,070)	(268,552)	(928,047)
Contract maintenance charges	(36,981)	(43,190)	(14,063)	(19,955)

Increase (decrease) in net assets from contract transactions	(4,524,697)	1,354,377	(1,048,989)	(1,188,885)

Net increase (decrease) in net assets	(8,277,636)	1,446,598	(2,554,371)	(914,046)
Net assets:
Beginning of the period	12,804,428	11,357,830	4,692,156	5,606,202

End of the period	$4,526,792	$12,804,428	$2,137,785	$4,692,156

See accompanying notes.

62

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Templeton Global VP Subaccount		Transamerica Third Avenue Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$8,570	(26,513)	$777,740	961,499
Net realized capital gains (losses) on investments	(1,342,718)	1,810,361	(6,433,991)	7,858,449
Net change in unrealized appreciation/depreciation of investments	(3,677,265)	(368,834)	(6,030,937)	(9,247,154)

Increase (decrease) in net assets from operations	(5,011,413)	1,415,014	(11,687,188)	(427,206)
Contract transactions
Net contract purchase payments	647,051	1,830,549	1,488,097	7,746,006
Transfer payments from (to) other subaccounts or general account	(4,382,394)	837,757	(14,584,593)	(5,598,539)
Contract terminations, withdrawals, and other deductions	(1,135,811)	(716,777)	(2,278,903)	(3,077,267)
Contract maintenance charges	(35,783)	(51,802)	(109,021)	(152,815)

Increase (decrease) in net assets from contract transactions	(4,906,937)	1,899,727	(15,484,420)	(1,082,615)

Net increase (decrease) in net assets	(9,918,350)	3,314,741	(27,171,608)	(1,509,821)
Net assets:
Beginning of the period	14,255,369	10,940,628	38,819,539	40,329,360

End of the period	$4,337,019	$14,255,369	$11,647,931	$38,819,539

See accompanying notes.

63

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Balanced VP Subaccount		Transamerica Convertible Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$21,746	(22,075)	$106,582	21,268
Net realized capital gains (losses) on investments	251,530	120,365	(242,892)	497,051
Net change in unrealized appreciation/depreciation of investments	(2,497,394)	481,942	(1,133,312)	131,849

Increase (decrease) in net assets from operations	(2,224,118)	580,232	(1,269,622)	650,168
Contract transactions
Net contract purchase payments	2,257,648	1,528,916	192,950	631,480
Transfer payments from (to) other subaccounts or general account	(2,290,532)	991,792	(1,713,361)	(69,973)
Contract terminations, withdrawals, and other deductions	(442,098)	(382,375)	(409,150)	(345,238)
Contract maintenance charges	(17,103)	(19,501)	(11,547)	(10,696)

Increase (decrease) in net assets from contract transactions	(492,085)	2,118,832	(1,941,108)	205,573

Net increase (decrease) in net assets	(2,716,203)	2,699,064	(3,210,730)	855,741
Net assets:
Beginning of the period	6,901,672	4,202,608	4,618,114	3,762,373

End of the period	$4,185,469	$6,901,672	$1,407,384	$4,618,114

See accompanying notes.

64

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Equity VP Subaccount		Transamerica Growth Opportunities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(328,207)	(468,683)	$148,568	(102,656)
Net realized capital gains (losses) on investments	(1,001,623)	2,963,622	(630,958)	1,052,225
Net change in unrealized appreciation/depreciation of investments	(12,110,901)	1,903,109	(2,778,348)	377,510

Increase (decrease) in net assets from operations	(13,440,731)	4,398,048	(3,260,738)	1,327,079
Contract transactions
Net contract purchase payments	1,566,444	4,926,621	535,783	1,002,114
Transfer payments from (to) other subaccounts or general account	(10,309,457)	(4,780,175)	(2,131,530)	386,575
Contract terminations, withdrawals, and other deductions	(1,750,762)	(1,633,714)	(692,346)	(1,264,529)
Contract maintenance charges	(120,981)	(146,367)	(24,314)	(29,324)

Increase (decrease) in net assets from contract transactions	(10,614,756)	(1,633,635)	(2,312,407)	94,836

Net increase (decrease) in net assets	(24,055,487)	2,764,413	(5,573,145)	1,421,915
Net assets:
Beginning of the period	34,704,278	31,939,865	8,877,997	7,456,082

End of the period	$10,648,791	$34,704,278	$3,304,852	$8,877,997

See accompanying notes.

65

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Money Market VP Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$257,252	697,425	$71,590	(114,843)
Net realized capital gains (losses) on investments	(477)	(5)	(122,624)	2,606,523
Net change in unrealized appreciation/depreciation of investments	—	—	(9,660,033)	1,052,874

Increase (decrease) in net assets from operations	256,775	697,420	(9,711,067)	3,544,554
Contract transactions
Net contract purchase payments	23,767,988	16,761,962	2,581,737	5,354,789
Transfer payments from (to) other subaccounts or general account	42,643,266	(3,219,934)	(7,960,754)	5,802,000
Contract terminations, withdrawals, and other deductions	(12,690,079)	(4,880,093)	(1,690,931)	(1,188,649)
Contract maintenance charges	(177,161)	(65,605)	(76,146)	(68,637)

Increase (decrease) in net assets from contract transactions	53,544,014	8,596,330	(7,146,094)	9,899,503

Net increase (decrease) in net assets	53,800,789	9,293,750	(16,857,161)	13,444,057
Net assets:
Beginning of the period	21,604,113	12,310,363	26,986,885	13,542,828

End of the period	$75,404,902	$21,604,113	$10,129,724	$26,986,885

See accompanying notes.

66

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica U.S. Government Securities - PAM Fund Subaccount		Transamerica U.S. Government Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$157,378	251,331	$132,734	63,455
Net realized capital gains (losses) on investments	158,928	(170,503)	11,711	11,500
Net change in unrealized appreciation/depreciation of investments	8,663,643	25,420	944,539	13,249

Increase (decrease) in net assets from operations	8,979,949	106,248	1,088,984	88,204
Contract transactions
Net contract purchase payments	—	—	3,106,530	596,820
Transfer payments from (to) other subaccounts or general account	209,769,521	6,320,721	20,781,975	(531,174)
Contract terminations, withdrawals, and other deductions	(6,945,904)	(138,892)	(1,105,492)	(282,234)
Contract maintenance charges	(565,047)	(1,099)	(26,930)	(6,642)

Increase (decrease) in net assets from contract transactions	202,258,570	6,180,730	22,756,083	(223,230)

Net increase (decrease) in net assets	211,238,519	6,286,978	23,845,067	(135,026)
Net assets:
Beginning of the period	6,432,073	145,095	2,048,105	2,183,131

End of the period	$217,670,592	$6,432,073	$25,893,172	$2,048,105

See accompanying notes.

67

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Value Balanced VP Subaccount		Transamerica Van Kampen Mid-Cap Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$176,777	56,140	$27,186	(55,729)
Net realized capital gains (losses) on investments	(512,621)	149,983	(266,741)	273,896
Net change in unrealized appreciation/depreciation of investments	(1,395,100)	25,017	(1,975,807)	410,916

Increase (decrease) in net assets from operations	(1,730,944)	231,140	(2,215,362)	629,083
Contract transactions
Net contract purchase payments	324,622	627,012	439,216	837,534
Transfer payments from (to) other subaccounts or general account	(451,057)	638,397	(1,684,502)	1,838,155
Contract terminations, withdrawals, and other deductions	(424,425)	(442,654)	(465,164)	(299,712)
Contract maintenance charges	(17,994)	(21,478)	(14,219)	(13,533)

Increase (decrease) in net assets from contract transactions	(568,854)	801,277	(1,724,669)	2,362,444

Net increase (decrease) in net assets	(2,299,798)	1,032,417	(3,940,031)	2,991,527
Net assets:
Beginning of the period	5,585,504	4,553,087	5,772,606	2,781,079

End of the period	$3,285,706	$5,585,504	$1,832,575	$5,772,606

See accompanying notes.

68

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount
	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$(1,697)	$(6,936)	$(78)
Net realized capital gains (losses) on investments	(8,524)	(73,906)	(187)
Net change in unrealized appreciation/depreciation of investments	(32,817)	(182,427)	5,408

Increase (decrease) in net assets from operations	(43,038)	(263,269)	5,143
Contract transactions
Net contract purchase payments	279,984	829,597	199,302
Transfer payments from (to) other subaccounts or general account	98,581	614,650	5,270
Contract terminations, withdrawals, and other deductions	(1,951)	(17,620)	(1,129)
Contract maintenance charges	(1)	(349)	—

Increase (decrease) in net assets from contract transactions	376,613	1,426,278	203,443

Net increase (decrease) in net assets	333,575	1,163,009	208,586
Net assets:
Beginning of the period	—	—	—

End of the period	$333,575	$1,163,009	$208,586

See accompanying notes.

69

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	Fidelity - VIP Index 500 Subaccount		ProFund VP Bull Subaccount
	2008	2007	2008	2007(1)
Operations
Net investment income (loss)	$15,763	81,563	$(933)	(295)
Net realized capital gains (losses) on investments	(23,203)	147,823	(31,816)	8,549
Net change in unrealized appreciation/depreciation of investments	(1,668,353)	(147,349)	(2,547)	(6,015)

Increase (decrease) in net assets from operations	(1,675,793)	82,037	(35,296)	2,239
Contract transactions
Net contract purchase payments	578,255	1,389,563	6,003	3,283
Transfer payments from (to) other subaccounts or general account	(1,413,042)	301,026	22,332	150,007
Contract terminations, withdrawals, and other deductions	(219,875)	(237,911)	(14,022)	(1,274)
Contract maintenance charges	(9,072)	(11,209)	(41)	—

Increase (decrease) in net assets from contract transactions	(1,063,734)	1,441,469	14,272	152,016

Net increase (decrease) in net assets	(2,739,527)	1,523,506	(21,024)	154,255
Net assets:
Beginning of the period	5,109,269	3,585,763	154,255	—

End of the period	$2,369,742	$5,109,269	$133,231	$154,255

See accompanying notes.

70

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Money Market Subaccount		ProFund VP NASDAQ-100 Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(101,410)	32,924	$(4,606)	(31,033)
Net realized capital gains (losses) on investments	—	—	(160,089)	212,332
Net change in unrealized appreciation/depreciation of investments	—	—	3,069	(4,008)

Increase (decrease) in net assets from operations	(101,410)	32,924	(161,626)	177,291
Contract transactions
Net contract purchase payments	355,249	151,384	48,040	106,625
Transfer payments from (to) other subaccounts or general account	8,063,004	14,728,682	292,198	6,423
Contract terminations, withdrawals, and other deductions	(2,876,522)	(501,516)	(29,107)	(87,750)
Contract maintenance charges	(66,448)	(2,401)	(1,735)	(5,765)

Increase (decrease) in net assets from contract transactions	5,475,283	14,376,149	309,396	19,533

Net increase (decrease) in net assets	5,373,873	14,409,073	147,770	196,824
Net assets:
Beginning of the period	14,409,073	—	196,824	—

End of the period	$19,782,946	$14,409,073	$344,594	$196,824

See accompanying notes.

71

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Short Small-Cap Subaccount		ProFund VP Small-Cap Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$5,694	1,190	$(2,585)	(2,252)
Net realized capital gains (losses) on investments	24,953	2,499	(28,044)	(84,581)
Net change in unrealized appreciation/depreciation of investments	(21,343)	(1,029)	(25,734)	(447)

Increase (decrease) in net assets from operations	9,304	2,660	(56,363)	(87,280)
Contract transactions
Net contract purchase payments	67,967	53,459	6,381	1,883
Transfer payments from (to) other subaccounts or general account	206,674	58,061	68,226	154,397
Contract terminations, withdrawals, and other deductions	(26,750)	(1,314)	(10,258)	(10,724)
Contract maintenance charges	(440)	(168)	(1,315)	(1,256)

Increase (decrease) in net assets from contract transactions	247,451	110,038	63,034	144,300

Net increase (decrease) in net assets	256,755	112,698	6,671	57,020
Net assets:
Beginning of the period	112,698	—	57,020	—

End of the period	$369,453	$112,698	$63,691	$57,020

See accompanying notes.

72

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Japan Subaccount		ProFund VP UltraSmall-Cap Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$3,959	(73)	$(4,856)	$61
Net realized capital gains (losses) on investments	(18,622)	(607)	(18,005)	43
Net change in unrealized appreciation/depreciation of investments	(7,885)	(3,654)	(782,257)	(944)

Increase (decrease) in net assets from operations	(22,548)	(4,334)	(805,118)	(840)
Contract transactions
Net contract purchase payments	51,935	18,245	51,269	1,223
Transfer payments from (to) other subaccounts or general account	(39,844)	43,574	2,272,477	9,515
Contract terminations, withdrawals, and other deductions	(24,983)	(1,178)	(420)	(1,210)
Contract maintenance charges	(198)	(180)	(10)	—

Increase (decrease) in net assets from contract transactions	(13,090)	60,461	2,323,316	9,528

Net increase (decrease) in net assets	(35,638)	56,127	1,518,198	8,688
Net assets:
Beginning of the period	56,127	—	8,688	—

End of the period	$20,489	$56,127	$1,526,886	$8,688

See accompanying notes.

73

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Basic Materials Subaccount		ProFund VP Pharmaceuticals Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(33,603)	(4,862)	$4,285	7
Net realized capital gains (losses) on investments	(832,878)	3,610	(43,623)	8
Net change in unrealized appreciation/depreciation of investments	(938,221)	49,853	(20,964)	(175)

Increase (decrease) in net assets from operations	(1,804,702)	48,601	(60,302)	(160)
Contract transactions
Net contract purchase payments	397,763	29,679	9,278	1,200
Transfer payments from (to) other subaccounts or general account	(624,602)	3,309,446	468,159	4,909
Contract terminations, withdrawals, and other deductions	(386,244)	(38,547)	(12,390)	(1,203)
Contract maintenance charges	(12,775)	(217)	(591)	—

Increase (decrease) in net assets from contract transactions	(625,858)	3,300,361	464,456	4,906

Net increase (decrease) in net assets	(2,430,560)	3,348,962	404,154	4,746
Net assets:
Beginning of the period	3,348,962	—	4,746	—

End of the period	$918,402	$3,348,962	$408,900	$4,746

See accompanying notes.

74

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Telecommunications Subaccount		ProFund VP Asia 30 Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(1,407)	(8)	$(7,619)	(6,930)
Net realized capital gains (losses) on investments	(297,026)	30	(505,756)	278,195
Net change in unrealized appreciation/depreciation of investments	(2,785)	(196)	(581,552)	(58,748)

Increase (decrease) in net assets from operations	(301,218)	(174)	(1,094,927)	212,517
Contract transactions
Net contract purchase payments	9,265	1,200	702,037	146,017
Transfer payments from (to) other subaccounts or general account	305,803	3,652	26,587	1,021,253
Contract terminations, withdrawals, and other deductions	(4,837)	(1,200)	(155,187)	(31,030)
Contract maintenance charges	(533)	—	(3,867)	(1,085)

Increase (decrease) in net assets from contract transactions	309,698	3,652	569,570	1,135,155

Net increase (decrease) in net assets	8,480	3,478	(525,357)	1,347,672
Net assets:
Beginning of the period	3,478	—	1,347,672	—

End of the period	$11,958	$3,478	$822,315	$1,347,672

See accompanying notes.

75

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Oil & Gas Subaccount		ProFund VP U.S. Government Plus Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(54,993)	(3,801)	$1,700	1,440
Net realized capital gains (losses) on investments	(876,167)	70,068	164,597	(181)
Net change in unrealized appreciation/depreciation of investments	(1,357,587)	66,001	455,268	(13,895)

Increase (decrease) in net assets from operations	(2,288,747)	132,268	621,565	(12,636)
Contract transactions
Net contract purchase payments	1,112,756	153,106	141,909	16,930
Transfer payments from (to) other subaccounts or general account	2,382,990	914,037	1,045,485	1,345,634
Contract terminations, withdrawals, and other deductions	(433,337)	(10,290)	(53,559)	(30,299)
Contract maintenance charges	(14,307)	(662)	(2,954)	—

Increase (decrease) in net assets from contract transactions	3,048,102	1,056,191	1,130,881	1,332,265

Net increase (decrease) in net assets	759,355	1,188,459	1,752,446	1,319,629
Net assets:
Beginning of the period	1,188,459	—	1,319,629	—

End of the period	$1,947,814	$1,188,459	$3,072,075	$1,319,629

See accompanying notes.

76

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Consumer Services Subaccount		ProFund VP Precious Metals Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(439)	(1)	$56,977	(783)
Net realized capital gains (losses) on investments	(3,963)	42	(694,280)	3,953
Net change in unrealized appreciation/depreciation of investments	(11,203)	—	(866,805)	(5,058)

Increase (decrease) in net assets from operations	(15,605)	41	(1,504,108)	(1,888)
Contract transactions
Net contract purchase payments	48,822	1,200	970,846	223,643
Transfer payments from (to) other subaccounts or general account	4,639	(24)	1,757,217	904,939
Contract terminations, withdrawals, and other deductions	(3,474)	(1,217)	(394,348)	(11,392)
Contract maintenance charges	(35)	—	(12,134)	(73)

Increase (decrease) in net assets from contract transactions	49,952	(41)	2,321,581	1,117,117

Net increase (decrease) in net assets	34,347	—	817,473	1,115,229
Net assets:
Beginning of the period	—	—	1,115,229	—

End of the period	$34,347	$—	$1,932,702	$1,115,229

See accompanying notes.

77

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Europe 30 Subaccount		ProFund VP Short NASDAQ-100 Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$5,778	(4,117)	$6,865	43
Net realized capital gains (losses) on investments	(374,870)	11	111,462	(563)
Net change in unrealized appreciation/depreciation of investments	49,291	(80,960)	20,984	(1,174)

Increase (decrease) in net assets from operations	(319,801)	(85,066)	139,311	(1,694)
Contract transactions
Net contract purchase payments	64,440	15,365	108,949	46,410
Transfer payments from (to) other subaccounts or general account	(3,613,960)	4,104,924	405,171	1,135
Contract terminations, withdrawals, and other deductions	(28,247)	(34,754)	(70,830)	(1,194)
Contract maintenance charges	(615)	(3)	(1,732)	—

Increase (decrease) in net assets from contract transactions	(3,578,382)	4,085,532	441,558	46,351

Net increase (decrease) in net assets	(3,898,183)	4,000,466	580,869	44,657
Net assets:
Beginning of the period	4,000,466	—	44,657	—

End of the period	$102,283	$4,000,466	$625,526	$44,657

See accompanying notes.

78

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Utilities Subaccount		ProFund VP Financials Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$16,300	(4,353)	$2,062	(20)
Net realized capital gains (losses) on investments	(247,984)	1,501	(270,201)	52
Net change in unrealized appreciation/depreciation of investments	(231,848)	(14,611)	(392,208)	(796)

Increase (decrease) in net assets from operations	(463,532)	(17,463)	(660,347)	(764)
Contract transactions
Net contract purchase payments	218,483	31,362	44,175	22,095
Transfer payments from (to) other subaccounts or general account	(3,236,608)	4,515,216	1,588,336	12,045
Contract terminations, withdrawals, and other deductions	(202,574)	(34,990)	(196,259)	(1,227)
Contract maintenance charges	(3,344)	(9)	(1,002)	—

Increase (decrease) in net assets from contract transactions	(3,224,043)	4,511,579	1,435,250	32,913

Net increase (decrease) in net assets	(3,687,575)	4,494,116	774,903	32,149
Net assets:
Beginning of the period	4,494,116	—	32,149	—

End of the period	$806,541	$4,494,116	$807,052	$32,149

See accompanying notes.

79

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Small-Cap Value Subaccount		ProFund VP Mid-Cap Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(3,359)	(117)	$(2,731)	(2,147)
Net realized capital gains (losses) on investments	(17,596)	(12,313)	(44,856)	(78,415)
Net change in unrealized appreciation/depreciation of investments	(142,227)	(1,484)	(127,426)	—

Increase (decrease) in net assets from operations	(163,182)	(13,914)	(175,013)	(80,562)
Contract transactions
Net contract purchase payments	117,651	1,200	84,734	1,703
Transfer payments from (to) other subaccounts or general account	486,692	49,538	469,395	90,373
Contract terminations, withdrawals, and other deductions	(7,746)	(1,207)	(16,954)	(10,612)
Contract maintenance charges	(764)	—	(1,643)	(902)

Increase (decrease) in net assets from contract transactions	595,833	49,531	535,532	80,562

Net increase (decrease) in net assets	432,651	35,617	360,519	—
Net assets:
Beginning of the period	35,617	—	—	—

End of the period	$468,268	$35,617	$360,519	$—

See accompanying notes.

80

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Short Emerging Markets Subaccount		ProFund VP Falling U.S. Dollar Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(4,818)	(44)	$(49,853)	(179)
Net realized capital gains (losses) on investments	29,719	(75)	(581,446)	308
Net change in unrealized appreciation/depreciation of investments	(125,637)	(1,373)	(25,511)	(1,100)

Increase (decrease) in net assets from operations	(100,736)	(1,492)	(656,810)	(971)
Contract transactions
Net contract purchase payments	144,828	10,367	162,399	125,497
Transfer payments from (to) other subaccounts or general account	604,928	26,666	1,253,805	28,681
Contract terminations, withdrawals, and other deductions	(42,061)	(1,141)	(453,874)	(1,402)
Contract maintenance charges	(1,380)	—	(13,805)	—

Increase (decrease) in net assets from contract transactions	706,315	35,892	948,525	152,776

Net increase (decrease) in net assets	605,579	34,400	291,715	151,805
Net assets:
Beginning of the period	34,400	—	151,805	—

End of the period	$639,979	$34,400	$443,520	$151,805

See accompanying notes.

81

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP International Subaccount		ProFund VP Emerging Markets Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$281	(5,211)	$(7,332)	(9,101)
Net realized capital gains (losses) on investments	(189,235)	(127,498)	(798,525)	155,057
Net change in unrealized appreciation/depreciation of investments	21,243	(2,663)	(108,786)	(14,311)

Increase (decrease) in net assets from operations	(167,711)	(135,372)	(914,643)	131,645
Contract transactions
Net contract purchase payments	107,133	3,226	94,569	89,155
Transfer payments from (to) other subaccounts or general account	66,518	292,655	959,245	281,808
Contract terminations, withdrawals, and other deductions	(22,056)	(20,144)	(69,182)	(28,694)
Contract maintenance charges	(1,475)	(2,591)	(4,673)	(2,198)

Increase (decrease) in net assets from contract transactions	150,120	273,146	979,959	340,071

Net increase (decrease) in net assets	(17,591)	137,774	65,316	471,716
Net assets:
Beginning of the period	137,774	—	471,716	—

End of the period	$120,183	$137,774	$537,032	$471,716

See accompanying notes.

82

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Short International Subaccount		Access VP High Yield SM Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$(4,494)	(38)	$126,392	14,834
Net realized capital gains (losses) on investments	96,743	(27)	(586,613)	(7,102)
Net change in unrealized appreciation/depreciation of investments	(75,563)	237	6,719	5

Increase (decrease) in net assets from operations	16,686	172	(453,502)	7,737
Contract transactions
Net contract purchase payments	51,464	1,223	36,887	22,716.000
Transfer payments from (to) other subaccounts or general account	659,561	15,764	4,716,509	(7,647)
Contract terminations, withdrawals, and other deductions	(50,991)	(1,192)	(146,865)	(18,338)
Contract maintenance charges	(1,259)	(88)	(11,258)	(1,404)

Increase (decrease) in net assets from contract transactions	658,775	15,707	4,595,273	(4,673)

Net increase (decrease) in net assets	675,461	15,879	4,141,771	3,064
Net assets:
Beginning of the period	15,879	—	3,064	—

End of the period	$691,340	$15,879	$4,144,835	$3,064

See accompanying notes.

83

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

years ended December 31, 2008 and 2007, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount 2008(1)	Franklin Templeton VIP Founding Funds Allocation Subaccount 2008(1)
Operations
Net investment income (loss)	$(117)	$34
Net realized capital gains (losses) on investments	(135)	(31)
Net change in unrealized appreciation/depreciation of investments	5,803	6,883

Increase (decrease) in net assets from operations	5,551	6,886
Contract transactions
Net contract purchase payments	1,300	199,302
Transfer payments from (to) other subaccounts or general account	77,533	13,515
Contract terminations, withdrawals, and other deductions	(1,719)	(1,074)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	77,114	211,743

Net increase (decrease) in net assets	82,665	218,629
Net assets:
Beginning of the period	—	—

End of the period	$82,665	$218,629

See accompanying notes.

84

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Freedom Premier® III Variable Annuity (the Mutual Fund Account) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (Western Reserve Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these subaccounts is available to contract owners of the WRL Freedom Premier III Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM Fund) was included in the Series Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the PAM Fund when the policy value has dropped relative to the guaranteed amount. All amounts reported herein represent the activity related to contract owners of WRL Freedom Premier III Variable Annuity only.

Subaccount Investment by Series Fund:

AEGON/Transamerica Series Trust - Service Class

Transamerica JPMorgan Core Bond VP - Service Class

Transamerica Asset Allocation - Conservative VP - SC

Transamerica Asset Allocation - Growth VP - SC

Transamerica Asset Allocation - Moderate VP - SC

Transamerica Asset Allocation - Moderate Growth VP-SC

Transamerica International Moderate Growth VP - SC

Transamerica Capital Guardian Value VP - Service Class

Transamerica Clarion Global Real Estate Sec VP - SC

Transamerica Federated Market Opportunity VP - SC

Transamerica Science & Technology VP - Service Class

Transamerica JPMorgan Enhanced Index VP - SC

Transamerica Marsico Growth VP - Service Class

Transamerica BlackRock Large Cap Value VP - SC

Transamerica MFS High Yield VP - Service Class

Transamerica MFS International Equity VP - SC

Transamerica Munder Net50 VP - Service Class

Transamerica PIMCO Total Return VP - Service Class

Transamerica Legg Mason Partners All Cap VP - SC

Transamerica T. Rowe Price Equity Income VP - SC

Transamerica T. Rowe Price Small Cap VP - Service Class

Transamerica Templeton Global VP - Service Class

Transamerica Third Avenue Value VP - Service Class

Transamerica Balanced VP - Service Class

Transamerica Convertible Securities VP - Service Class

Transamerica Equity VP - Service Class

85

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

AEGON/Transamerica Series Trust - Service Class	ProFund Trust
Transamerica Growth Opportunities VP - SC	ProFund VP Telecommunications
Transamerica Money Market - Service Class	ProFund VP Asia 30
Transamerica Small/Mid Cap Value VP -Service Class	ProFund VP Oil & Gas
Transamerica U.S. Government Securities-PAM Fund	ProFund VP U.S. Government Plus
Transamerica U.S. Government Securities VP - SC	ProFund VP Consumer Services
Transamerica Value Balanced VP - Service Class	ProFund VP Precious Metals
Transamerica Van Kampen Mid-Cap Growth VP - SC	ProFund VP Europe 30
Transamerica Index 50 VP SC	ProFund VP Short NASDAQ-100
Transamerica Index 75 VP SC	ProFund VP Utilities
Transamerica Efficient Markets VP - SC	ProFund VP Financials
Variable Insurance Products Fund - Service Class 2	ProFund VP Small-Cap Value
Fidelity - VIP Index 500 Portfolio - Service Class 2	ProFund VP Mid-Cap
ProFund Trust	ProFund VP Short Emerging Markets
ProFund VP Bull	ProFund VP Falling U.S. Dollar
ProFund VP Money Market	ProFund VP International
ProFund VP NASDAQ-100	ProFund VP Emerging Markets
ProFund VP Short Small-Cap	ProFund VP Short International
ProFund VP Small-Cap	Access One Trust
ProFund VP Japan	Access VP High Yield Fund SM
ProFund VP UltraSmall-Cap	AllianceBernstein Variable Products Series Fund, Inc. - Class B
ProFund VP Basic Materials	AllianceBernstein Balanced Wealth Strategy Portfolio
ProFund VP Pharmaceuticals	Franklin Templeton Variable Insurance Products Trust - Class 4
Franklin Templeton VIP Founding Funds Allocation Fund

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Portfolio	0.20%
Franklin Templeton VIP Founding Funds Allocation Fund	0.15%

86

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Small/Mid Cap Value VP - Service Class	May 1, 2004
Transamerica MFS High Yield VP - Service Class	May 1, 2006
Transamerica MFS International Equity VP - SC	May 1, 2007
ProFund VP Bull	June 21, 2007
ProFund VP Money Market	June 21, 2007
ProFund VP NASDAQ-100	June 21, 2007
ProFund VP Short Small-Cap	June 21, 2007
ProFund VP Small-Cap	June 21, 2007
ProFund VP Japan	September 4, 2007
ProFund VP UltraSmall-Cap	September 4, 2007
ProFund VP Basic Materials	September 4, 2007
ProFund VP Pharmaceuticals	September 4, 2007
ProFund VP Telecommunications	September 4, 2007
ProFund VP Asia 30	September 4, 2007
ProFund VP Oil & Gas	September 4, 2007
ProFund VP U.S. Government Plus	September 4, 2007
ProFund VP Consumer Services	September 4, 2007
ProFund VP Precious Metals	September 4, 2007
ProFund VP Europe 30	September 4, 2007
ProFund VP Short NASDAQ-100	September 4, 2007
ProFund VP Utilities	September 4, 2007
ProFund VP Financials	September 4, 2007
ProFund VP Small-Cap Value	September 4, 2007
ProFund VP Mid-Cap	September 4, 2007
ProFund VP Short Emerging Markets	September 4, 2007
ProFund VP Falling U.S. Dollar	September 4, 2007
ProFund VP International	September 4, 2007
ProFund VP Emerging Markets	September 4, 2007
ProFund VP Short International	September 4, 2007
Access VP High Yield FundSM	September 4, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Efficient Markets VP	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008

87

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2008.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

88

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Trust - Service Class
Transamerica JPMorgan Core Bond VP - Service Class	$12,890,661	$12,206,594
Transamerica Asset Allocation - Conservative VP - SC	50,216,445	32,568,514
Transamerica Asset Allocation - Growth VP - SC	41,596,134	70,423,289
Transamerica Asset Allocation - Moderate VP - SC	55,325,349	80,799,102
Transamerica Asset Allocation - Moderate Growth VP - SC	89,194,351	112,901,186
Transamerica International Moderate Growth VP - SC	19,293,348	8,099,801
Transamerica Capital Guardian Value VP - Service Class	1,297,105	5,313,993
Transamerica Clarion Global Real Estate Sec VP - SC	5,701,611	10,185,586
Transamerica Federated Market Opportunity VP - SC	8,882,148	15,217,274
Transamerica Science & Technology VP - Service Class	1,636,321	2,205,197
Transamerica JPMorgan Enhanced Index VP - SC	681,087	1,175,052
Transamerica Marsico Growth VP - Service Class	2,343,426	4,000,729
Transamerica BlackRock Large Cap Value VP - SC	3,750,551	9,021,278
Transamerica MFS High Yield VP - Service Class	1,381,266	2,805,526
Transamerica MFS International Equity VP - SC	2,883,812	2,280,522
Transamerica Munder Net50 VP - Service Class	1,284,737	2,554,412
Transamerica PIMCO Total Return VP - Service Class	17,301,334	10,917,455
Transamerica Legg Mason Partners All Cap VP - SC	1,377,540	3,735,667
Transamerica T. Rowe Price Equity Income VP - SC	3,820,009	5,688,394
Transamerica T. Rowe Price Small Cap VP - Service Class	2,411,943	2,734,698
Transamerica Templeton Global VP - Service Class	2,642,583	7,541,103
Transamerica Third Avenue Value VP - Service Class	11,750,496	19,479,918
Transamerica Balanced VP - Service Class	3,805,101	3,818,438
Transamerica Convertible Securities VP - Service Class	2,136,094	3,523,189
Transamerica Equity VP - Service Class	4,287,150	14,295,531
Transamerica Growth Opportunities VP - SC	5,512,760	5,895,927
Transamerica Money Market VP - SC	83,523,827	29,722,935
Transamerica Small/Mid Cap Value VP - Service Class	7,964,139	12,840,720
Transamerica U.S. Government Securities - PAM Fund	227,116,127	24,663,861
Transamerica U.S. Government Securities VP - SC	28,752,738	5,863,928
Transamerica Value Balanced VP - Service Class	4,967,954	4,918,264
Transamerica Van Kampen Mid-Cap Growth VP - SC	1,678,978	3,376,455
Transamerica Index 50 VP SC	419,919	45,007

89

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Transamerica Index 75 VP SC	1,714,237	294,894
Transamerica Efficient Markets VP - SC	208,087	4,721
Variable Insurance Products Fund - Service Class 2
Fidelity - VIP Index 500 Portfolio - Service Class 2	1,125,637	2,135,508
ProFund Trust
ProFund VP Bull	$187,254	$172,629
ProFund VP Money Market	53,814,056	48,440,137
ProFund VP NASDAQ-100	2,926,753	2,621,967
ProFund VP Short Small-Cap	1,120,810	867,666
ProFund VP Small-Cap	1,581,814	1,516,457
ProFund VP Japan	76,884	86,016
ProFund VP UltraSmall-Cap	2,342,145	23,686
ProFund VP Basic Materials	7,723,475	8,382,932
ProFund VP Pharmaceuticals	858,120	389,380
ProFund VP Telecommunications	2,809,717	2,494,600
ProFund VP Asia 30	2,424,914	1,691,624
ProFund VP Oil & Gas	14,584,485	11,293,253
ProFund VP U.S. Government Plus	7,098,821	5,966,155
ProFund VP Consumer Services	120,882	71,369
ProFund VP Precious Metals	7,631,879	5,040,131
ProFund VP Europe 30	784,803	4,279,762
ProFund VP Short NASDAQ-100	2,186,728	1,738,303
ProFund VP Utilities	4,676,676	7,845,299
ProFund VP Financials	2,629,293	1,191,998
ProFund VP Small-Cap Value	1,548,414	920,507
ProFund VP Mid-Cap	2,699,796	2,166,997
ProFund VP Short Emerging Markets	2,171,296	1,469,798
ProFund VP Falling U.S. Dollar	19,699,511	18,799,992
ProFund VP International	747,357	596,955
ProFund VP Emerging Markets	6,596,903	5,623,750
ProFund VP Short International	1,758,655	1,104,370
Access One Trust
Access VP High Yield Fund SM	25,394,188	20,672,531
AllianceBernstein Variable Products Series Fund, Inc. - Class B
AllianceBernstein Balanced Wealth Strategy Portfolio	80,453	2,973
Franklin Templeton Variable Insurance Products Trust - Class 4
Franklin Templeton VIP Founding Funds Allocation Fund	214,166	2,269

90

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Units outstanding at January 1, 2007	8,708,414	58,199,557	110,612,235	190,045,252
Units purchased	647,840	8,731,628	21,588,909	35,177,172
Units redeemed and transferred	(578,604)	(4,334,557)	(775,550)	(19,912,589)

Units outstanding at December 31, 2007	8,777,650	62,596,628	131,425,594	205,309,835
Units purchased	537,994	11,041,647	10,292,931	29,832,284
Units redeemed and transferred	(490,187)	(4,043,210)	(58,755,147)	(78,949,981)

Units outstanding at December 31, 2008	8,825,457	69,595,065	82,963,378	156,192,138

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Sec VP Subaccount
Units outstanding at January 1, 2007	294,001,854	9,216,557	9,459,303	14,943,199
Units purchased	70,423,626	13,203,807	792,065	4,488,533
Units redeemed and transferred	(23,141,332)	2,321,982	(2,058,582)	(7,810,260)

Units outstanding at December 31, 2007	341,284,148	24,742,346	8,192,786	11,621,472
Units purchased	48,719,197	14,497,497	231,887	570,692
Units redeemed and transferred	(114,043,418)	(5,882,583)	(4,820,959)	(6,016,123)

Units outstanding at December 31, 2008	275,959,927	33,357,260	3,603,714	6,176,041

91

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Units outstanding at January 1, 2007	20,776,198	461,611	2,136,739	4,921,532
Units purchased	1,645,176	338,502	451,265	311,345
Units redeemed and transferred	(6,999,668)	1,512,991	(528,929)	(453,348)

Units outstanding at December 31, 2007	15,421,706	2,313,104	2,059,075	4,779,529
Units purchased	913,471	227,364	54,384	286,711
Units redeemed and transferred	(7,695,438)	(1,081,027)	(883,192)	(2,048,633)

Units outstanding at December 31, 2008	8,639,739	1,459,441	1,230,267	3,017,607

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica MFS International Equity VP Subaccount(1)	Transamerica Munder Net50 VP Subaccount
Units outstanding at January 1, 2007	11,244,185	4,276,965	—	2,486,512
Units purchased	2,441,614	476,612	756,792	397,300
Units redeemed and transferred	(3,130,767)	(2,212,740)	1,818,509	477,545

Units outstanding at December 31, 2007	10,555,032	2,540,837	2,575,301	3,361,357
Units purchased	529,985	90,516	541,586	177,399
Units redeemed and transferred	(5,452,021)	(1,516,150)	(431,405)	(1,821,031)

Units outstanding at December 31, 2008	5,632,996	1,115,203	2,685,482	1,717,725

92

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Units outstanding at January 1, 2007	6,749,648	5,490,621	8,494,808	4,822,578
Units purchased	656,821	636,914	1,662,068	458,692
Units redeemed and transferred	105,638	(884,756)	(738,333)	(1,538,510)

Units outstanding at December 31, 2007	7,512,107	5,242,779	9,418,543	3,742,760
Units purchased	1,539,979	70,743	290,763	183,953
Units redeemed and transferred	3,056,760	(2,908,463)	(4,425,786)	(1,208,962)

Units outstanding at December 31, 2008	12,108,846	2,405,059	5,283,520	2,717,751

	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount
Units outstanding at January 1, 2007	8,538,999	25,636,026	3,419,147	3,136,795
Units purchased	1,351,937	4,737,785	1,197,879	504,235
Units redeemed and transferred	(67,135)	(5,584,972)	404,636	(341,748)

Units outstanding at December 31, 2007	9,823,801	24,788,839	5,021,662	3,299,282
Units purchased	531,158	1,104,579	1,939,352	159,315
Units redeemed and transferred	(4,965,201)	(13,058,833)	(2,386,975)	(1,839,506)

Units outstanding at December 31, 2008	5,389,758	12,834,585	4,574,039	1,619,091

93

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Units outstanding at January 1, 2007	23,042,640	5,554,222	11,881,839	9,278,035
Units purchased	3,361,745	680,712	16,024,656	3,254,673
Units redeemed and transferred	(4,532,769)	(778,449)	(7,748,347)	2,543,510

Units outstanding at December 31, 2007	21,871,616	5,456,485	20,158,148	15,076,218
Units purchased	1,174,078	399,686	22,621,660	1,621,431
Units redeemed and transferred	(10,412,034)	(2,360,896)	27,135,127	(6,961,428)

Units outstanding at December 31, 2008	12,633,660	3,495,275	69,914,935	9,736,221

	Transamerica U.S. Government Securities - PAM Fund Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Units outstanding at January 1, 2007	141,162	2,123,143	3,574,503	2,366,755
Units purchased	—	675,342	481,005	650,502
Units redeemed and transferred	5,853,420	(889,878)	122,805	1,060,964

Units outstanding at December 31, 2007	5,994,582	1,908,607	4,178,313	4,078,221
Units purchased	—	2,856,158	298,518	367,139
Units redeemed and transferred	185,482,737	17,988,086	(870,643)	(1,997,204)

Units outstanding at December 31, 2008	191,477,319	22,752,851	3,606,188	2,448,156

94

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

	Transamerica Index 50 VP Subaccount (1)	Transamerica Index 75 VP Subaccount (1)	Transamerica Efficient Markets VP Subaccount (1)	Fidelity - VIP Index 500 Subaccount
Units outstanding at January 1, 2007	—	—	—	2,843,908
Units purchased	—	—	—	1,050,910
Units redeemed and transferred	—	—	—	10,596

Units outstanding at December 31, 2007	—	—	—	3,905,414
Units purchased	378,977	1,052,026	198,297	503,330
Units redeemed and transferred	28,498	557,825	2,810	(1,491,693)

Units outstanding at December 31, 2008	407,475	1,609,851	201,107	2,917,051

	ProFund VP Bull Subaccount (1)	ProFund VP Money Market Subaccount (1)	ProFund VP NASDAQ-100 Subaccount (1)	ProFund VP Short Small-Cap Subaccount (1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	3,500	150,610	102,113	50,111
Units redeemed and transferred	157,504	14,092,935	83,026	53,972

Units outstanding at December 31, 2007	161,004	14,243,545	185,139	104,083
Units purchased	7,647	352,121	66,563	53,587
Units redeemed and transferred	57,277	5,057,562	319,239	121,313

Units outstanding at December 31, 2008	225,928	19,653,228	570,941	278,983

95

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

	ProFund VP Small- Cap Subaccount (1)	ProFund VP Japan Subaccount (1)	ProFund VP UltraSmall-Cap Subaccount (1)	ProFund VP Basic Materials Subaccount (1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	1,927	19,793	1,237	28,023
Units redeemed and transferred	61,020	41,690	8,566	2,982,470

Units outstanding at December 31, 2007	62,947	61,483	9,803	3,010,493
Units purchased	8,009	65,635	69,822	395,146
Units redeemed and transferred	39,502	(88,636)	5,101,822	(1,681,758)

Units outstanding at December 31, 2008	110,458	38,482	5,181,447	1,723,881

	ProFund VP Pharmaceuticals Subaccount (1)	ProFund VP Telecommunications Subaccount (1)	ProFund VP Asia 30 Subaccount (1)	ProFund VP Oil & Gas Subaccount (1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	1,212	1,212	123,454	150,626
Units redeemed and transferred	3,537	2,432	1,029,344	938,476

Units outstanding at December 31, 2007	4,749	3,644	1,152,798	1,089,102
Units purchased	11,038	13,239	741,338	1,077,712
Units redeemed and transferred	499,771	2,472	(442,288)	703,551

Units outstanding at December 31, 2008	515,558	19,355	1,451,848	2,870,365

96

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

	ProFund VP U.S. Government Plus Subaccount (1)	ProFund VP Consumer Services Subaccount (1)	ProFund VP Precious Metals Subaccount (1)	ProFund VP Europe 30 Subaccount (1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	15,434	1,212	190,665	14,778
Units redeemed and transferred	1,204,086	(1,212)	756,045	3,871,636

Units outstanding at December 31, 2007	1,219,520	—	946,710	3,886,414
Units purchased	125,863	60,684	885,134	67,732
Units redeemed and transferred	578,357	(5,255)	571,051	(3,774,046)

Units outstanding at December 31, 2008	1,923,740	55,429	2,402,895	180,100

	ProFund VP Short NASDAQ-100 Subaccount (1)	ProFund VP Utilities Subaccount (1)	ProFund VP Financials Subaccount (1)	ProFund VP Small- Cap Value Subaccount (1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	47,095	28,739	24,974	1,212
Units redeemed and transferred	(1,211)	4,153,659	12,225	37,662

Units outstanding at December 31, 2007	45,884	4,182,398	37,199	38,874
Units purchased	98,425	221,352	98,384	146,772
Units redeemed and transferred	295,407	(3,306,252)	1,780,939	561,901

Units outstanding at December 31, 2008	439,716	1,097,498	1,916,522	747,547

97

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

	ProFund VP Mid-Cap Subaccount (1)	ProFund VP Short Emerging Markets Subaccount (1)	ProFund VP Falling U.S. Dollar Subaccount (1)	ProFund VP International Subaccount (1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	1,704	12,785	119,451	3,141
Units redeemed and transferred	(1,704)	28,968	24,044	133,209

Units outstanding at December 31, 2007	—	41,753	143,495	136,350
Units purchased	93,185	166,521	151,577	117,653
Units redeemed and transferred	514,506	386,989	152,988	(37,118)

Units outstanding at December 31, 2008	607,691	595,263	448,060	216,885

	ProFund VP Emerging Markets Subaccount (1)	ProFund VP Short International Subaccount (1)	Access VP High Yield SM Subaccount (1)	AllianceBernstein Balanced Wealth Strategy Subaccount (1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	79,450	1,235	22,325	—
Units redeemed and transferred	331,584	14,908	(19,353)	—

Units outstanding at December 31, 2007	411,034	16,143	2,972	—
Units purchased	101,330	42,944	38,674	1,316
Units redeemed and transferred	438,648	456,612	4,230,813	80,268

Units outstanding at December 31, 2008	951,012	515,699	4,272,459	81,584

98

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

as of December 31, 2008

3. Accumulation Units Outstanding (Continued)

Franklin Templeton VIP Founding Funds Allocation Subaccount (1)
Units outstanding at January 1, 2007	—
Units purchased	—
Units redeemed and transferred	—

Units outstanding at December 31, 2007	—
Units purchased	217,247
Units redeemed and transferred	3,448

Units outstanding at December 31, 2008	220,695

99

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

The Mutual Fund Account presents the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica JPMorgan Core Bond VP
	12/31/2008		8,825,457	$1.15	to	$1.10	$10,110,874	5.07%	1.25%	to	2.15%	3.95%	to	3.03%
	12/31/2007		8,777,650	1.11	to	1.07	9,669,506	4.68	1.25	to	2.15	5.29	to	4.36
	12/31/2006		8,708,414	1.05	to	1.03	9,128,581	5.21	1.25	to	2.15	2.35	to	1.45
	12/31/2005		6,360,001	1.03	to	1.01	6,524,049	5.31	1.25	to	2.15	0.81	to	(0.08)
	12/31/2004	(1)	3,843,683	1.02	to	1.01	3,918,907	8.05	1.25	to	2.15	2.05	to	1.18
Transamerica Asset Allocation - Conservative VP
	12/31/2008		69,595,065	0.96	to	0.92	66,482,160	3.11	1.25	to	2.15	(22.38)	to	(23.06)
	12/31/2007		62,596,628	1.24	to	1.20	77,099,368	2.87	1.25	to	2.15	4.83	to	3.90
	12/31/2006		58,199,557	1.18	to	1.15	68,510,221	3.56	1.25	to	2.15	7.80	to	6.85
	12/31/2005		41,664,995	1.10	to	1.08	45,548,598	2.82	1.25	to	2.15	3.72	to	2.81
	12/31/2004	(1)	23,262,433	1.06	to	1.05	24,552,194	0.09	1.25	to	2.15	5.67	to	4.77
Transamerica Asset Allocation - Growth VP
	12/31/2008		82,963,378	0.87	to	0.84	71,875,957	2.52	1.25	to	2.15	(40.50)	to	(41.03)
	12/31/2007		131,425,594	1.47	to	1.42	191,642,641	2.09	1.25	to	2.15	6.20	to	5.26
	12/31/2006		110,612,235	1.38	to	1.35	152,103,968	0.82	1.25	to	2.15	13.86	to	12.86
	12/31/2005		71,023,788	1.21	to	1.19	85,919,571	0.43	1.25	to	2.15	10.55	to	9.58
	12/31/2004	(1)	37,352,957	1.10	to	1.09	40,937,959	0.10	1.25	to	2.15	9.76	to	8.82
Transamerica Asset Allocation - Moderate VP
	12/31/2008		156,192,138	0.97	to	0.93	150,183,107	3.24	1.25	to	2.15	(27.11)	to	(27.75)
	12/31/2007		205,309,835	1.33	to	1.28	271,233,535	2.85	1.25	to	2.15	6.40	to	5.45
	12/31/2006		190,045,252	1.25	to	1.22	236,285,790	2.62	1.25	to	2.15	9.84	to	8.88
	12/31/2005		138,632,704	1.14	to	1.12	157,160,352	1.98	1.25	to	2.15	5.81	to	4.88
	12/31/2004	(1)	64,117,418	1.07	to	1.07	68,804,915	0.02	1.25	to	2.15	7.45	to	6.53
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2008		275,959,927	0.93	to	0.89	255,940,310	2.87	1.25	to	2.15	(33.75)	to	(34.34)
	12/31/2007		341,284,148	1.41	to	1.36	478,592,986	2.29	1.25	to	2.15	6.22	to	5.28
	12/31/2006		294,001,854	1.33	to	1.29	388,647,351	1.64	1.25	to	2.15	12.14	to	11.16
	12/31/2005		162,005,855	1.18	to	1.16	191,283,115	1.18	1.25	to	2.15	8.36	to	7.41
	12/31/2004	(1)	61,346,366	1.09	to	1.08	66,946,331	0.22	1.25	to	2.15	9.28	to	8.35

100

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica International Moderate Growth VP
	12/31/2008		33,357,260	$0.70	to	$0.68	$23,136,168	2.39%	1.25%	to	2.15%	(37.11)%	to	(37.66)%
	12/31/2007		24,742,346	1.11	to	1.09	27,314,371	1.27	1.25	to	2.15	7.15	to	6.20
	12/31/2006	(1)	9,216,557	1.03	to	1.03	9,507,441	0.00	1.25	to	2.15	3.25	to	2.64
Transamerica Capital Guardian Value VP
	12/31/2008		3,603,714	0.76	to	0.73	2,727,861	5.15	1.25	to	2.15	(40.43)	to	(40.96)
	12/31/2007		8,192,786	1.28	to	1.23	10,417,402	0.90	1.25	to	2.15	(7.70)	to	(8.52)
	12/31/2006		9,459,303	1.38	to	1.35	13,042,717	1.33	1.25	to	2.15	14.77	to	13.77
	12/31/2005		6,670,596	1.21	to	1.19	8,026,948	0.88	1.25	to	2.15	6.18	to	5.25
	12/31/2004	(1)	5,240,954	1.14	to	1.13	5,946,951	1.00	1.25	to	2.15	13.58	to	12.61
Transamerica Clarion Global Real Estate Sec VP
	12/31/2008		6,176,041	1.08	to	1.03	6,627,176	5.76	1.25	to	2.15	(43.21)	to	(43.71)
	12/31/2007		11,621,472	1.90	to	1.84	21,976,845	5.58	1.25	to	2.15	(8.06)	to	(8.88)
	12/31/2006		14,943,199	2.07	to	2.01	30,765,797	1.24	1.25	to	2.15	40.17	to	38.94
	12/31/2005		9,360,021	1.47	to	1.45	13,768,507	1.70	1.25	to	2.15	11.79	to	10.81
	12/31/2004	(1)	4,363,960	1.32	to	1.31	5,749,212	2.04	1.25	to	2.15	31.94	to	30.81
Transamerica Federated Market Opportunity VP
	12/31/2008		8,639,739	1.02	to	0.98	8,753,086	4.14	1.25	to	2.15	(5.83)	to	(6.66)
	12/31/2007		15,421,706	1.08	to	1.05	16,610,954	3.30	1.25	to	2.15	(1.93)	to	(2.80)
	12/31/2006		20,776,198	1.10	to	1.08	22,841,117	1.46	1.25	to	2.15	1.21	to	0.32
	12/31/2005		19,652,243	1.09	to	1.07	21,373,556	2.40	1.25	to	2.15	3.43	to	2.53
	12/31/2004	(1)	9,459,211	1.05	to	1.05	9,960,048	3.07	1.25	to	2.15	5.45	to	4.55
Transamerica Science & Technology VP
	12/31/2008		1,459,441	0.68	to	0.65	977,037	0.00	1.25	to	2.15	(49.51)	to	(49.96)
	12/31/2007		2,313,104	1.34	to	1.29	3,079,752	0.00	1.25	to	2.15	30.86	to	29.70
	12/31/2006		461,611	1.02	to	1.00	469,823	0.00	1.25	to	2.15	(0.48)	to	(1.35)
	12/31/2005		523,150	1.03	to	1.01	535,625	0.22	1.25	to	2.15	0.60	to	(0.28)
	12/31/2004	(1)	400,457	1.02	to	1.01	408,385	0.00	1.25	to	2.15	2.15	to	1.28
Transamerica JPMorgan Enhanced Index VP
	12/31/2008		1,230,267	0.79	to	0.76	968,795	5.43	1.25	to	2.15	(38.30)	to	(38.84)
	12/31/2007		2,059,075	1.28	to	1.24	2,635,659	1.01	1.25	to	2.15	3.01	to	2.10
	12/31/2006		2,136,739	1.25	to	1.22	2,653,897	0.78	1.25	to	2.15	13.55	to	12.55
	12/31/2005		2,200,666	1.10	to	1.08	2,411,691	0.96	1.25	to	2.15	1.93	to	1.03
	12/31/2004	(1)	2,539,027	1.08	to	1.07	2,734,167	0.52	1.25	to	2.15	7.78	to	6.86

101

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Marsico Growth VP
	12/31/2008		3,017,607	$0.84	to	$0.81	$2,526,345	0.63%	1.25%	to	2.15%	(41.86)%	to	(42.37)%
	12/31/2007		4,779,529	1.45	to	1.40	6,895,550	0.00	1.25	to	2.15	18.64	to	17.59
	12/31/2006		4,921,532	1.22	to	1.19	5,990,030	0.00	1.25	to	2.15	3.86	to	2.95
	12/31/2005		4,904,234	1.18	to	1.16	5,757,771	0.00	1.25	to	2.15	6.88	to	5.94
	12/31/2004	(1)	2,626,409	1.10	to	1.09	2,889,414	0.00	1.25	to	2.15	10.17	to	9.23
Transamerica BlackRock Large Cap Value VP
	12/31/2008		5,632,996	1.02	to	0.97	5,685,388	0.60	1.25	to	2.15	(34.88)	to	(35.46)
	12/31/2007		10,555,032	1.56	to	1.51	16,357,358	0.79	1.25	to	2.15	3.05	to	2.14
	12/31/2006		11,244,185	1.51	to	1.47	16,938,126	0.42	1.25	to	2.15	15.18	to	14.17
	12/31/2005		6,147,661	1.31	to	1.29	8,049,501	0.73	1.25	to	2.15	14.31	to	13.30
	12/31/2004	(1)	626,188	1.15	to	1.14	718,238	1.08	1.25	to	2.15	14.91	to	13.93
Transamerica MFS High Yield VP
	12/31/2008		1,115,203	0.86	to	0.83	954,891	8.10	1.25	to	2.15	(26.39)	to	(27.04)
	12/31/2007		2,540,837	1.17	to	1.13	2,961,987	5.02	1.25	to	2.15	0.47	to	(0.42)
	12/31/2006		4,276,965	1.17	to	1.14	4,970,445	10.42	1.25	to	2.15	9.25	to	8.30
	12/31/2005		2,860,545	1.07	to	1.05	3,044,255	12.19	1.25	to	2.15	0.25	to	(0.63)
	12/31/2004	(1)	1,022,257	1.06	to	1.06	1,086,848	7.24	1.25	to	2.15	6.45	to	5.54
Transamerica MFS International Equity VP
	12/31/2008		2,685,482	0.64	to	0.63	1,716,936	5.78	1.25	to	2.15	(36.34)	to	(36.90)
	12/31/2007	(1)	2,575,301	1.01	to	1.00	2,591,284	0.82	1.25	to	2.15	0.70	to	0.10
Transamerica Munder Net50 VP
	12/31/2008		1,717,725	0.71	to	0.68	1,210,480	3.33	1.25	to	2.15	(44.39)	to	(44.88)
	12/31/2007		3,361,357	1.28	to	1.23	4,264,627	0.00	1.25	to	2.15	15.35	to	14.33
	12/31/2006		2,486,512	1.11	to	1.08	2,737,895	0.00	1.25	to	2.15	(1.52)	to	(2.39)
	12/31/2005		2,049,752	1.12	to	1.10	2,298,023	0.00	1.25	to	2.15	6.45	to	5.51
	12/31/2004	(1)	1,515,748	1.06	to	1.05	1,598,165	0.00	1.25	to	2.15	5.57	to	4.66
Transamerica PIMCO Total Return VP
	12/31/2008		12,108,846	1.08	to	1.04	13,053,294	6.24	1.25	to	2.15	(4.27)	to	(5.12)
	12/31/2007		7,512,107	1.13	to	1.09	8,473,337	2.44	1.25	to	2.15	7.45	to	6.50
	12/31/2006		6,749,648	1.05	to	1.03	7,092,789	3.29	1.25	to	2.15	2.62	to	1.72
	12/31/2005		6,228,650	1.03	to	1.01	6,386,547	2.02	1.25	to	2.15	0.78	to	(0.11)
	12/31/2004	(1)	2,895,657	1.02	to	1.01	2,949,459	1.76	1.25	to	2.15	1.95	to	1.08

102

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Legg Mason Partners All Cap VP
	12/31/2008		2,405,059	$0.77	to	$0.74	$1,844,478	1.66%	1.25%	to	2.15%	(37.33)%	to	(37.88)%
	12/31/2007		5,242,779	1.23	to	1.19	6,425,694	1.15	1.25	to	2.15	(0.49)	to	(1.37)
	12/31/2006		5,490,621	1.24	to	1.21	6,769,842	0.87	1.25	to	2.15	16.84	to	15.81
	12/31/2005		4,175,618	1.06	to	1.04	4,411,494	0.50	1.25	to	2.15	2.53	to	1.63
	12/31/2004	(1)	3,643,248	1.03	to	1.02	3,759,244	0.29	1.25	to	2.15	3.33	to	2.44
Transamerica T. Rowe Price Equity Income VP
	12/31/2008		5,283,520	0.86	to	0.82	4,526,792	3.20	1.25	to	2.15	(36.99)	to	(37.54)
	12/31/2007		9,418,543	1.37	to	1.32	12,804,428	2.04	1.25	to	2.15	1.78	to	0.88
	12/31/2006		8,494,808	1.34	to	1.31	11,357,830	1.61	1.25	to	2.15	17.24	to	16.21
	12/31/2005		8,006,096	1.15	to	1.13	9,146,134	1.92	1.25	to	2.15	2.53	to	1.63
	12/31/2004	(1)	4,162,112	1.12	to	1.11	4,644,627	1.43	1.25	to	2.15	11.78	to	10.83
Transamerica T. Rowe Price Small Cap VP
	12/31/2008		2,717,751	0.79	to	0.76	2,137,785	1.43	1.25	to	2.15	(37.19)	to	(37.75)
	12/31/2007		3,742,760	1.26	to	1.22	4,692,156	0.00	1.25	to	2.15	7.92	to	6.96
	12/31/2006		4,822,578	1.17	to	1.14	5,606,202	0.00	1.25	to	2.15	2.07	to	1.17
	12/31/2005		7,049,407	1.14	to	1.12	8,041,399	0.00	1.25	to	2.15	9.04	to	8.08
	12/31/2004	(1)	2,316,309	1.05	to	1.04	2,425,376	0.00	1.25	to	2.15	4.86	to	3.96
Transamerica Templeton Global VP
	12/31/2008		5,389,758	0.81	to	0.78	4,337,019	1.50	1.25	to	2.15	(44.51)	to	(45.00)
	12/31/2007		9,823,801	1.46	to	1.41	14,255,369	1.22	1.25	to	2.15	13.55	to	12.55
	12/31/2006		8,538,999	1.29	to	1.25	10,940,628	1.23	1.25	to	2.15	16.99	to	15.96
	12/31/2005		4,044,534	1.10	to	1.08	4,435,315	1.03	1.25	to	2.15	5.91	to	4.98
	12/31/2004	(1)	2,180,667	1.04	to	1.03	2,262,243	0.00	1.25	to	2.15	3.86	to	2.98
Transamerica Third Avenue Value VP
	12/31/2008		12,834,585	0.91	to	0.87	11,647,931	4.45	1.25	to	2.15	(42.01)	to	(42.53)
	12/31/2007		24,788,839	1.58	to	1.52	38,819,539	3.64	1.25	to	2.15	(0.31)	to	(1.19)
	12/31/2006		25,636,026	1.58	to	1.54	40,329,360	0.68	1.25	to	2.15	14.36	to	13.36
	12/31/2005		18,733,328	1.38	to	1.36	25,805,668	0.56	1.25	to	2.15	17.01	to	15.98
	12/31/2004	(1)	7,634,487	1.18	to	1.17	8,999,321	0.55	1.25	to	2.15	18.07	to	17.07

103

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced VP
	12/31/2008		4,574,039	0.92	to	0.88	4,185,469	1.77	1.25	to	2.15	(33.41)%	to	(34.00)%
	12/31/2007		5,021,662	1.38	to	1.34	6,901,672	1.01	1.25	to	2.15	11.97	to	10.98
	12/31/2006		3,419,147	1.24	to	1.20	4,202,608	1.02	1.25	to	2.15	7.40	to	6.46
	12/31/2005		1,449,319	1.15	to	1.13	1,662,529	1.37	1.25	to	2.15	6.46	to	5.53
	12/31/2004	(1)	944,699	1.08	to	1.07	1,019,638	0.87	1.25	to	2.15	8.05	to	7.12
Transamerica Convertible Securities VP
	12/31/2008		1,619,091	0.87	to	0.84	1,407,384	4.94	1.25	to	2.15	(37.78)	to	(38.33)
	12/31/2007		3,299,282	1.41	to	1.36	4,618,114	1.85	1.25	to	2.15	16.82	to	15.79
	12/31/2006		3,136,795	1.20	to	1.17	3,762,373	1.45	1.25	to	2.15	9.29	to	8.33
	12/31/2005		2,871,237	1.10	to	1.08	3,154,762	2.47	1.25	to	2.15	2.27	to	1.37
	12/31/2004	(1)	1,158,164	1.08	to	1.07	1,244,907	2.52	1.25	to	2.15	7.62	to	6.70
Transamerica Equity VP
	12/31/2008		12,633,660	0.85	to	0.81	10,648,791	0.00	1.25	to	2.15	(46.84)	to	(47.31)
	12/31/2007		21,871,616	1.60	to	1.54	34,704,278	0.00	1.25	to	2.15	14.60	to	13.59
	12/31/2006		23,042,640	1.39	to	1.36	31,939,865	0.00	1.25	to	2.15	7.05	to	6.11
	12/31/2005		11,772,975	1.30	to	1.28	15,272,809	0.31	1.25	to	2.15	14.85	to	13.84
	12/31/2004	(1)	5,824,189	1.13	to	1.12	6,591,749	0.00	1.25	to	2.15	13.35	to	12.38
Transamerica Growth Opportunities VP
	12/31/2008		3,495,275	0.95	to	0.91	3,304,852	3.76	1.25	to	2.15	(41.80)	to	(42.31)
	12/31/2007		5,456,485	1.64	to	1.58	8,877,997	0.00	1.25	to	2.15	21.21	to	20.14
	12/31/2006		5,554,222	1.35	to	1.31	7,456,082	0.09	1.25	to	2.15	3.61	to	2.70
	12/31/2005		4,284,433	1.30	to	1.28	5,561,265	0.00	1.25	to	2.15	14.50	to	13.50
	12/31/2004	(1)	3,290,903	1.14	to	1.13	3,735,617	0.00	1.25	to	2.15	13.75	to	12.78
Transamerica Money Market VP
	12/31/2008		69,914,935	1.09	to	1.04	75,404,902	1.96	1.25	to	2.15	0.90	to	0.01
	12/31/2007		20,158,148	1.08	to	1.04	21,604,113	4.74	1.25	to	2.15	3.47	to	2.55
	12/31/2006		11,881,839	1.04	to	1.01	12,310,363	4.42	1.25	to	2.15	3.18	to	2.28
	12/31/2005		11,873,297	1.01	to	0.99	11,946,132	2.64	1.25	to	2.15	1.36	to	0.47
	12/31/2004	(1)	10,060,670	1.00	to	0.99	10,000,095	0.93	1.25	to	2.15	(0.47)	to	(1.32)

104

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Small/Mid Cap Value VP
	12/31/2008		9,736,221	1.05	to	1.01	10,129,724	1.73	1.25	to	2.15	(41.78)%	to	(42.30)%
	12/31/2007		15,076,218	1.80	to	1.74	26,986,885	0.82	1.25	to	2.15	22.85	to	21.76
	12/31/2006		9,278,035	1.47	to	1.43	13,542,828	0.78	1.25	to	2.15	16.36	to	15.34
	12/31/2005		7,072,101	1.26	to	1.24	8,882,969	0.46	1.25	to	2.15	11.87	to	10.88
	12/31/2004	(1)	1,008,977	1.13	to	1.12	1,134,492	0.00	1.25	to	2.15	12.55	to	11.89
Transamerica U.S. Government Securities - PAM Fund
	12/31/2008		191,477,319	1.14	to	1.10	217,670,592	1.54	1.25	to	2.15	6.09	to	5.15
	12/31/2007		5,994,582	1.08	to	1.05	6,432,073	14.35	1.25	to	2.15	4.47	to	3.54
	12/31/2006		141,162	1.03	to	1.01	145,095	11.52	1.25	to	2.15	1.79	to	0.90
	12/31/2005		75,845	1.01	to	1.00	76,805	0.50	1.25	to	2.15	0.73	to	(0.31)
	12/31/2004	(1)	235,120	1.01	to	1.00	236,240	7.72	1.25	to	2.00	0.71	to	(0.01)
Transamerica U.S. Government Securities VP
	12/31/2008		22,752,851	1.14	to	1.10	25,893,172	2.57	1.25	to	2.15	6.09	to	5.15
	12/31/2007		1,908,607	1.08	to	1.04	2,048,105	4.42	1.25	to	2.15	4.47	to	3.54
	12/31/2006		2,123,143	1.03	to	1.01	2,183,131	4.31	1.25	to	2.15	1.79	to	0.90
	12/31/2005		1,841,651	1.01	to	1.00	1,863,814	3.74	1.25	to	2.15	0.73	to	(0.16)
	12/31/2004	(1)	1,233,669	1.01	to	1.00	1,241,116	4.34	1.25	to	2.15	0.71	to	(0.15)
Transamerica Value Balanced VP
	12/31/2008		3,606,188	0.92	to	0.88	3,285,706	5.32	1.25	to	2.15	(31.56)	to	(32.17)
	12/31/2007		4,178,313	1.34	to	1.30	5,585,504	2.45	1.25	to	2.15	5.14	to	4.21
	12/31/2006		3,574,503	1.28	to	1.25	4,553,087	2.05	1.25	to	2.15	13.63	to	12.63
	12/31/2005		3,863,683	1.13	to	1.11	4,338,599	2.62	1.25	to	2.15	4.90	to	3.98
	12/31/2004	(1)	2,722,439	1.07	to	1.06	2,917,057	1.18	1.25	to	2.15	7.25	to	6.34
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008		2,448,156	0.75	to	0.72	1,832,575	2.05	1.25	to	2.15	(47.10)	to	(47.57)
	12/31/2007		4,078,221	1.42	to	1.37	5,772,606	0.00	1.25	to	2.15	20.72	to	19.65
	12/31/2006		2,366,755	1.18	to	1.15	2,781,079	0.00	1.25	to	2.15	8.24	to	7.29
	12/31/2005		1,716,568	1.09	to	1.07	1,865,817	0.00	1.25	to	2.15	5.99	to	5.06
	12/31/2004	(1)	1,278,592	1.03	to	1.02	1,312,453	0.00	1.25	to	2.15	2.73	to	1.85
Transamerica Index 50 VP
	12/31/2008	(1)	407,475	0.82	to	0.81	333,575	0.00	1.25	to	2.15	(18.08)	to	(18.57)
Transamerica Index 75 VP
	12/31/2008	(1)	1,609,851	0.72	to	0.72	1,163,009	0.00	1.25	to	2.15	(27.70)	to	(28.13)

105

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Efficient Markets VP
	12/31/2008	(1)	201,107	1.04	to	1.04	208,586	0.00	1.25	to	2.15	3.72%	to	3.59%
Fidelity - VIP Index 500
	12/31/2008		2,917,051	0.82	to	0.78	2,369,742	1.78	1.25	to	2.15	(37.94)	to	(38.49)
	12/31/2007		3,905,414	1.31	to	1.27	5,109,269	3.19	1.25	to	2.15	3.88	to	2.96
	12/31/2006		2,843,908	1.27	to	1.23	3,585,763	1.33	1.25	to	2.15	14.02	to	13.01
	12/31/2005		2,099,137	1.11	to	1.09	2,324,119	1.21	1.25	to	2.15	3.27	to	2.36
	12/31/2004	(1)	1,243,212	1.08	to	1.07	1,334,635	0.19	1.25	to	2.15	7.50	to	6.58
ProFund VP Bull
	12/31/2008		225,928	0.59	to	0.58	133,231	0.00	1.25	to	2.15	(38.44)	to	(38.99)
	12/31/2007	(1)	161,004	0.96	to	0.95	154,255	0.33	1.25	to	2.15	(4.19)	to	(4.64)
ProFund VP Money Market
	12/31/2008		19,653,228	1.01	to	1.00	19,782,946	0.79	1.25	to	2.15	(0.41)	to	(1.29)
	12/31/2007	(1)	14,243,545	1.01	to	1.01	14,409,073	1.55	1.25	to	2.15	1.21	to	0.74
ProFund VP NASDAQ-100
	12/31/2008		570,941	0.60	to	0.60	344,594	0.00	1.25	to	2.15	(43.20)	to	(43.70)
	12/31/2007	(1)	185,139	1.06	to	1.06	196,824	0.00	1.25	to	2.15	6.37	to	5.88
ProFund VP Short Small-Cap
	12/31/2008		278,983	1.33	to	1.31	369,453	3.45	1.25	to	2.15	22.55	to	21.46
	12/31/2007	(1)	104,083	1.08	to	1.08	112,698	2.88	1.25	to	2.15	8.39	to	7.88
ProFund VP Small-Cap
	12/31/2008		110,458	0.58	to	0.57	63,691	0.08	1.25	to	2.15	(36.20)	to	(36.77)
	12/31/2007	(1)	62,947	0.91	to	0.90	57,020	0.14	1.25	to	2.15	(9.31)	to	(9.73)
ProFund VP Japan
	12/31/2008		38,482	0.53	to	0.53	20,489	8.69	1.25	to	2.15	(41.58)	to	(42.09)
	12/31/2007	(1)	61,483	0.91	to	0.91	56,127	0.25	1.25	to	2.15	(8.69)	to	(8.95)
ProFund VP UltraSmall-Cap
	12/31/2008		5,181,447	0.30	to	0.29	1,526,886	0.19	1.25	to	2.15	(66.61)	to	(66.90)
	12/31/2007	(1)	9,803	0.89	to	0.88	8,688	1.64	1.25	to	2.15	(11.30)	to	(11.56)
ProFund VP Basic Materials
	12/31/2008		1,723,881	0.53	to	0.53	918,402	0.28	1.25	to	2.15	(52.03)	to	(52.45)
	12/31/2007	(1)	3,010,493	1.11	to	1.11	3,348,962	0.04	1.25	to	2.15	11.29	to	10.97
ProFund VP Pharmaceuticals
	12/31/2008		515,558	0.80	to	0.79	408,900	4.25	1.25	to	2.15	(20.51)	to	(21.21)
	12/31/2007	(1)	4,749	1.00	to	1.00	4,746	1.11	1.25	to	2.15	0.01	to	(0.28)

106

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Telecommunications
	12/31/2008		19,355	0.62	to	0.61	11,958	0.65	1.25	to	2.15	(35.23)%	to	(35.81)%
	12/31/2007	(1)	3,644	0.95	to	0.95	3,478	0.00	1.25	to	2.15	(4.55)	to	(4.82)
ProFund VP Asia 30
	12/31/2008		1,451,848	0.57	to	0.56	822,315	0.94	1.25	to	2.15	(51.43)	to	(51.86)
	12/31/2007	(1)	1,152,798	1.17	to	1.17	1,347,672	0.07	1.25	to	2.15	16.95	to	16.62
ProFund VP Oil & Gas
	12/31/2008		2,870,365	0.68	to	0.67	1,947,814	0.00	1.25	to	2.15	(37.73)	to	(38.28)
	12/31/2007	(1)	1,089,102	1.09	to	1.09	1,188,459	0.00	1.25	to	2.15	9.16	to	8.85
ProFund VP U.S. Government Plus
	12/31/2008		1,923,740	1.60	to	1.59	3,072,075	1.36	1.25	to	2.15	47.91	to	46.60
	12/31/2007	(1)	1,219,520	1.08	to	1.08	1,319,629	1.16	1.25	to	2.15	8.24	to	7.94
ProFund VP Consumer Services
	12/31/2008		55,429	0.62	to	0.61	34,347	0.00	1.25	to	2.15	(32.23)	to	(32.83)
	12/31/2007	(1)	0	0.92	to	0.91	0	0.00	1.25	to	2.15	(8.41)	to	(8.68)
ProFund VP Precious Metals
	12/31/2008		2,402,895	0.81	to	0.80	1,932,702	3.31	1.25	to	2.15	(31.62)	to	(32.22)
	12/31/2007	(1)	946,710	1.18	to	1.18	1,115,229	0.28	1.25	to	2.15	17.85	to	17.51
ProFund VP Europe 30
	12/31/2008		180,100	0.57	to	0.56	102,283	1.95	1.25	to	2.15	(44.70)	to	(45.19)
	12/31/2007	(1)	3,886,414	1.03	to	1.03	4,000,466	0.00	1.25	to	2.15	2.98	to	2.69
ProFund VP Short NASDAQ-100
	12/31/2008		439,716	1.42	to	1.41	625,526	3.08	1.25	to	2.15	46.33	to	45.04
	12/31/2007	(1)	45,884	0.97	to	0.97	44,657	0.80	1.25	to	2.15	(2.64)	to	(2.91)
ProFund VP Utilities
	12/31/2008		1,097,498	0.74	to	0.73	806,541	2.15	1.25	to	2.15	(31.56)	to	(32.16)
	12/31/2007	(1)	4,182,398	1.07	to	1.07	4,494,116	0.03	1.25	to	2.15	7.50	to	7.19
ProFund VP Financials
	12/31/2008		1,916,522	0.42	to	0.42	807,052	1.74	1.25	to	2.15	(51.16)	to	(51.59)
	12/31/2007	(1)	37,199	0.86	to	0.86	32,149	0.09	1.25	to	2.15	(13.55)	to	(13.79)
ProFund VP Small-Cap Value
	12/31/2008		747,547	0.63	to	0.62	468,268	0.00	1.25	to	2.15	(31.54)	to	(32.15)
	12/31/2007	(1)	38,874	0.92	to	0.91	35,617	0.00	1.25	to	2.15	(8.34)	to	(8.61)

107

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Mid-Cap
	12/31/2008		607,691	0.59	to	0.59	360,519	0.55	1.25	to	2.15	(39.13)%	to	(39.67)%
	12/31/2007	(1)	0	0.98	to	0.97	0	0.00	1.25	to	2.15	(2.41)	to	(2.68)
ProFund VP Short Emerging Markets
	12/31/2008		595,263	1.08	to	1.07	639,979	0.06	1.25	to	2.15	30.59	to	29.44
	12/31/2007	(1)	41,753	0.82	to	0.82	34,400	0.00	1.25	to	2.15	(17.54)	to	(17.78)
ProFund VP Falling U.S. Dollar
	12/31/2008		448,060	0.99	to	0.98	443,520	0.05	1.25	to	2.15	(6.29)	to	(7.12)
	12/31/2007	(1)	143,495	1.06	to	1.06	151,805	0.00	1.25	to	2.15	5.85	to	5.54
ProFund VP International
	12/31/2008		216,885	0.56	to	0.55	120,183	1.54	1.25	to	2.15	(45.09)	to	(45.58)
	12/31/2007	(1)	136,350	1.01	to	1.01	137,774	0.00	1.25	to	2.15	1.08	to	0.79
ProFund VP Emerging Markets
	12/31/2008		951,012	0.57	to	0.56	537,032	0.83	1.25	to	2.15	(50.71)	to	(51.15)
	12/31/2007	(1)	411,034	1.15	to	1.15	471,716	0.00	1.25	to	2.15	14.80	to	14.47
ProFund VP Short International
	12/31/2008		515,699	1.34	to	1.33	691,340	0.07	1.25	to	2.15	36.52	to	35.31
	12/31/2007	(1)	16,143	0.98	to	0.98	15,879	0.00	1.25	to	2.15	(1.64)	to	(1.92)
Access VP High Yield SM
	12/31/2008		4,272,459	0.97	to	0.96	4,144,835	7.04	1.25	to	2.15	(5.83)	to	(6.66)
	12/31/2007	(1)	2,972	1.03	to	1.03	3,064	4.51	1.25	to	2.15	3.12	to	2.82
AllianceBernstein Balanced Wealth Strategy
	12/31/2008	(1)	81,584	1.01	to	1.01	82,665	0.00	1.45	to	2.35	1.33	to	1.21
Franklin Templeton VIP Founding Funds Allocation
	12/31/2008	(1)	220,695	0.99	to	0.99	218,629	0.17	1.40	to	2.30	(0.94)	to	(1.06)

108

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .40% to 1.60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns for 2004 reflect a period from January 12, 2004 through December 31, 2004 except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote. Total returns for 2005, 2006, 2007 and 2008 reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Account Policies footnote and new expense ratios as follows:

Expense Ratios	Inception Date
1.90%	May 1, 2005
1.95%	May 1, 2005

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2005 Total Return range
JPMorgan Core Bond	0.81%	to	(0.17)%
Transamerica Asset Allocation - Conservative VP	6.18	to	2.81
Transamerica Asset Allocation - Growth VP	15.13	to	9.58
Transamerica Asset Allocation - Moderate VP	9.33	to	4.88
Transamerica Asset Allocation - Moderate Growth VP	12.51	to	7.41
Transamerica Capital Guardian Value VP	8.62	to	5.25
Transamerica Clarion Global Real Estate Sec VP	16.37	to	10.81
Transamerica Federated Market Opportunity VP	3.88	to	2.53
Transamerica Science & Technology VP	15.78	to	(0.28)
Transamerica JPMorgan Enhanced Index VP	6.06	to	1.03
Transamerica Marsico Growth VP	12.31	to	5.94
Transamerica MFS High Yield VP	3.25	to	(0.63)
Transamerica Munder Net50 VP	28.27	to	5.51

109

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	2005 Total Return range
Transamerica Legg Mason Partners All Cap VP	9.04%	to	1.63%
Transamerica T. Rowe Price Equity Income VP	5.07	to	1.63
Transamerica T. Rowe Price Small Cap VP	16.92	to	8.08
Transamerica Templeton Global VP	10.40	to	4.98
Transamerica Third Avenue Value VP	18.75	to	15.98
Transamerica Balanced VP	10.88	to	5.53
Transamerica Convertible Securities VP	11.65	to	1.37
Transamerica Equity VP	23.31	to	13.84
Transamerica Growth Opportunities VP	24.46	to	13.50
Transamerica Small/Mid Cap Value VP	15.61	to	10.88
Transamerica Value Balanced VP	6.82	to	3.98
Transamerica Van Kampen Mid-Cap Growth VP	13.24	to	5.06
Fidelity - VIP Index 500	7.21	to	2.36
Transamerica U.S. Gov Securities - PAM Fund	0.86	to	(0.31)

110

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Western Reserve Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Western Reserve Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.00%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Western Reserve Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Western Reserve Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Western Reserve Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Western Reserve Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

111

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

112

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a	)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the separate Account. Note 3

(2)			Not Applicable.

(3)	(a	)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a	)(1)	First Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate Account, and AFSG Securities Corporation. Note 3

	(a	)(2)	Second Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 8

	(a	)(3)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 15

	(a	)(4)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 15

	(a	)(5)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 16

	(a	)(6)	Principal Underwriting Agreement. Note 21

	(a	)(7)	Amendment No. 1 to Principal Underwriting Agreement. Note 21

	(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 18

(4)	(a	)	Form of Policy. Note 3

	(b	)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c	)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d	)	Form of Enhanced Death Benefit Rider (Double Enhanced). Note 3

	(e	)	Form of Enhanced Death Benefit Rider (Roll-Up). Note 3

	(f	)	Form of Surrender Charge Modification Rider (Liquidity Rider). Note 3

	(g	)	Form of Additional Death Benefit Rider (Bee-Extra II). Note 3

	(h	)	Form of Premium Enhancement Rider. Note 12

	(i	)	Form of C-Share Rider. Note 12

	(j	)	Form of 5 For Life Rider. Note 12

	(k	)	Form of Living Benefits Rider (GPS). Note 11

	(l	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 13

	(m	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 13

	(n	)	Form of Income select for life. Note 14

	(o	)	Form of Retirement Income Choice Rider. Note 18

	(p	)	Form of Rider (Retirement Income Choice Double Withdrawal Base Benefit) Note 21

	(q	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 21

(5)	(a	)	Form of Application. Note 8

(6)	(a	)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b	)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a	)	Reinsurance Agreement (TIRe). Note 23

	(b	)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a	)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a	)(1)	Amendment No. 21 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 8

	(a	)(2)	Amendment No. 22 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. dated December 1, 2003 Note 9

	(a	)(3)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

	(a	)(4)	Amendment No. 25 to Participation Agreement (ATST) Note 12.

(8)	(a	)(5)	Amendment No. 26 to Participation Agreement (ATST) Note 14.

	(a	)(6)	Amendment No. 29 to Participation Agreement (TST). Note 20.

	(a	)(7)	Amendment No. 30 to Participation Agreement (TST). Note 21.

(8)	(b	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 4

	(b	)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement—Variable Insurance Products Fund II. Note 5

	(b	)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 6

	(b	)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b	)(4)	Amendment No. 4 dated December 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 9

(8)	(c	)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Notes 7

(8)	(c	)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c	)(2)	Amendment No. 2 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated December 1, 2003. Note 9

(8)	(c	)(3)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 9

(8)	(d	)	Participation Agreement (ProFunds). Note 15

	(d	)(2)	Amendment No. 2 to Participation Agreement (ProFund). Note 19.

(8)	(e	)	Participation Agreement (AllianceBernstein). Note 22

(8)	(f	)	Participation Agreement (Franklin Templeton). Note 22

(9)	(a)		Opinion and Consent of Counsel. Note 23

	(b)		Consent of Counsel. Note 23

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 23

	(b	)	Opinion and Consent of Actuary. Note 14

(11)			Not applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 14

(14)			Powers of Attorney. (Charles T. Boswell, Brenda K. Clancy, Arthur Schneider, John Hunter and Timmy L. Stonehocker) (Eric J. Martin) Note 22.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) Filed on April 10, 2000.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-100993) dated April 22, 2003.

Note 8.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9.	Filed with Post-Effective Amendment No.1 Form N-4 (File No. 333-108525) dated April 29, 2004.

Note 10.	Filed with Post-Effective Amendment No.2 to Form N-4 Registration Statement (File No. 333-108525) dated January 7, 2005.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 12.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-108525) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

Note 14.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-108525) dated April 26, 2006.

Note 15.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

Note 16.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration (File No. 333-108525) dated April 30, 2007.

Note 17.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

Note 18.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration (File No. 333-108525) dated December 21, 2007.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration (File No. 333-145461) dated October 23, 2007.

Note 20.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration (File No. 333-108525) dated April 29, 2008.

Note 21.	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration (File No. 333-108525) dated November 6, 2008.

Note 22.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration (File No. 333-108525) dated February 3, 2009.

Note 23.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Charles T. Boswell 570 Carillon Parkway St. Petersburg, FL 33716	Director and Chief Executive Officer

Darin D. Smith 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and Division General Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President, Chief Tax Officer

Eric Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller, and Vice President

John Hunter 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Director, and Chief Financial Officer

Timmy L. Stonehocker 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2009, there were 22,426 Contract owners.

Item 28. Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$8,498,212	0	0	0

(1)	Fiscal Year 2008

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2009.

SEPARATE ACCOUNT VA U

WESTERN RESERVE LIFE
ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and	, 2009
Timmy L. Stonehocker	Chairman of the Board

*	Director and Chief	, 2009
Charles T. Boswell	Executive Officer

*	Director and President	, 2009
Brenda K. Clancy

*	Director and	, 2009
John Hunter	Chief Financial Officer

*	Director, Senior Vice	, 2009
Arthur Schneider	President, and Chief
Tax Officer

/s/ Darin D. Smith	Vice President,	April 29, 2009
Darin D. Smith	Assistant Secretary and
APS General Counsel

*	Corporate Controller	, 2009
Eric J. Martin	and Vice President

*	By Darin D. Smith, Attorney-in-Fact

Registration No. 333-108525

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA U

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

7(a)	Reinsurance agreement (TIRe)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.